UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                       811-5162

Exact name of registrant as specified in charter:         Delaware VIP Trust

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    David F. Connor, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  December 31

Date of reporting period:                                 March 31, 2006

Item 1.  Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)


Delaware VIP Trust - Delaware VIP Balanced Series

March 31, 2006

                                                                                                     Number of          Market
                                                                                                      Shares            Value
                                                                                                                       (U.S.$)
Common Stock - 59.32%
Consumer Discretionary - 5.75%
Gap                                                                                                    39,000        $   728,520
Limited Brands                                                                                         29,300            716,678
*Mattel                                                                                                40,300            730,639
                                                                                                                     -----------
                                                                                                                       2,175,837
                                                                                                                     -----------
Consumer Staples - 7.51%
*B&G Foods                                                                                                 50                721
ConAgra Foods                                                                                          33,400            716,764
Heinz (H.J.)                                                                                           18,600            705,312
Kimberly-Clark                                                                                         11,600            670,480
Safeway                                                                                                29,800            748,576
                                                                                                                     -----------
                                                                                                                       2,841,853
                                                                                                                     -----------
Energy - 3.37%
Chevron                                                                                                11,000            637,670
ConocoPhillips                                                                                         10,100            637,815
                                                                                                                     -----------
                                                                                                                       1,275,485
                                                                                                                     -----------
Financials - 15.09%
Allstate                                                                                               13,300            693,063
Aon                                                                                                    17,200            713,972
Chubb                                                                                                   7,300            696,712
Hartford Financial Services Group                                                                       8,700            700,785
Huntington Bancshares                                                                                  30,500            735,965
Morgan Stanley                                                                                         12,000            753,839
Wachovia                                                                                               13,000            728,650
Washington Mutual                                                                                      16,200            690,444
                                                                                                                     -----------
                                                                                                                       5,713,430
                                                                                                                     -----------
Health Care - 10.98%
Abbott Laboratories                                                                                    15,700            666,779
Baxter International                                                                                   17,500            679,175
Bristol-Myers Squibb                                                                                   31,400            772,754
Merck & Co.                                                                                            19,700            694,031
Pfizer                                                                                                 25,900            645,428
Wyeth                                                                                                  14,400            698,688
                                                                                                                     -----------
                                                                                                                       4,156,855
                                                                                                                     -----------
Industrials - 3.78%
Union Pacific                                                                                           7,700            718,795
Waste Management                                                                                       20,200            713,060
                                                                                                                     -----------
                                                                                                                       1,431,855
                                                                                                                     -----------
Information Technology - 5.56%
Hewlett-Packard                                                                                        21,800            717,220
International Business Machines                                                                         8,100            668,007
+Xerox                                                                                                 47,200            717,440
                                                                                                                     -----------
                                                                                                                       2,102,667
                                                                                                                     -----------
Materials - 1.78%
duPont (E.I.) deNemours                                                                                16,000            675,360
                                                                                                                     -----------
                                                                                                                         675,360
                                                                                                                     -----------
Telecommunications - 3.62%
AT&T                                                                                                   25,200            681,408
Verizon Communications                                                                                 20,200            688,012
                                                                                                                     -----------
                                                                                                                       1,369,420
                                                                                                                     -----------
Utilities - 1.88%
*Progress Energy                                                                                       16,200            712,476
                                                                                                                     -----------
                                                                                                                         712,476
                                                                                                                     -----------
Total Common Stock (cost $20,766,335)                                                                                 22,455,238
                                                                                                                     ===========

Preferred Stock - 0.06%
Nexen 7.35%                                                                                               790             20,896
                                                                                                                     -----------
Total Preferred Stock (cost $19,750)                                                                                      20,896
                                                                                                                     ===========

                                                                                                    Principal
                                                                                                     Amount
                                                                                                     (U.S.$)
Agency Collateralized Mortgage Obligations - 1.59%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                 $  24,257             25,641
   Series 2003-122 AJ 4.50% 2/25/28                                                                    23,798             23,047
   Series 2005-110 MB 5.50% 9/25/35                                                                    60,000             59,601
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41                                               21,530             23,150
ConocoPhillips
   Series 2004-W9 2A1 6.50% 2/25/44                                                                    35,717             36,365
   Series 2004-W11 1A2 6.50% 5/25/44                                                                   39,036             39,751
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                         19,849             20,687
   Series 2326 ZQ 6.50% 6/15/31                                                                        88,438             91,464
   Series 2480 EH 6.00% 11/15/31                                                                        4,863              4,864
   Series 2662 MA 4.50% 10/15/31                                                                       43,424             42,340
   Series 2872 GC 5.00% 11/15/29                                                                       40,000             38,685
   Series 2890 PC 5.00% 7/15/30                                                                        65,000             63,057
   Series 3022 MB 5.00% 12/15/28                                                                       30,000             29,268
   Series 3063 PC 5.00% 2/15/29                                                                        60,000             58,413
(o/)Freddie Mac Structured Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35                                                                       5,305              5,281
   Series T-58 2A 6.50% 9/25/43                                                                        39,884             40,437
                                                                                                                     -----------
Total Agency Collateralized Mortgage Obligations (cost $616,639)                                                         602,051
                                                                                                                     ===========

Agency Mortgage-Backed Securities - 7.03%
Fannie Mae
   5.73% 12/1/08                                                                                       40,480             40,796
   6.50% 8/1/17                                                                                        27,146             27,698
   6.765% 1/1/07                                                                                        4,426              4,431
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                       61,534             59,208
   5.00% 11/1/34                                                                                       47,700             45,836
Fannie Mae S.F. 15 yr 6.00% 4/1/17                                                                     49,369             50,078
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                     41,722             41,070
Fannie Mae S.F. 30 yr
   5.50% 3/1/29                                                                                        77,363             75,839
   5.50% 4/1/29                                                                                        89,972             88,201
   7.50% 6/1/31                                                                                        33,966             35,516
   9.50% 6/1/19                                                                                         9,789             10,423
Fannie Mae S.F. 30 yr TBA
   5.00% 4/1/35                                                                                       325,000            309,460
   5.50% 4/1/36                                                                                     1,155,000          1,127,568
   6.00% 4/1/36                                                                                        80,000             80,000
   6.50% 4/1/36                                                                                       185,000            188,758
(o)Freddie Mac ARM 3.733% 4/1/34                                                                       33,855             33,824
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                             109,516            105,580
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                                    68,007             64,288
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                    78,284             77,159
Freddie Mac S.F. 30 yr
   6.50% 10/1/33                                                                                       20,175             20,591
   7.00% 11/1/33                                                                                       17,789             18,339
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/33                                                               155,000            147,492
GNMA S.F. 30 yr 7.50% 1/15/32                                                                           7,886              8,278
                                                                                                                     -----------
Total Agency Mortgage-Backed Securities (cost $2,683,535)                                                              2,660,433
                                                                                                                     ===========

Agency Obligations - 2.26%
Fannie Mae
  *3.375% 12/15/08                                                                                    265,000            253,884
  ^5.377 10/9/19                                                                                      230,000            106,740
   6.25% 2/1/11                                                                                       105,000            109,009
Federal Home Loan Bank 4.25% 9/14/07                                                                  145,000            143,322
Freddie Mac
   4.00% 8/17/07                                                                                       15,000             14,785
   4.875% 2/17/09                                                                                     100,000             99,527
^Residual Funding Principal Strips 5.122% 10/15/19                                                     60,000             29,808
^Resolution Funding Interest Strips 5.24% 10/15/25                                                    275,000            100,111
                                                                                                                     -----------
Total Agency Obligations (cost $880,073)                                                                                 857,186
                                                                                                                     ===========

Commercial Mortgage-Backed Securities - 2.23%
(o)Banc of America Commercial Mortgage Securities
   Series 2005-2 A5 4.857% 7/10/43                                                                     10,000              9,493
   Series 2006-1 AJ 5.46% 9/10/45                                                                      20,000             19,652
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                     40,000             39,711
(o)Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 AJ 5.40% 7/15/44                  20,000             19,437
(o/)#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34              29,435             30,448
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                              25,000             24,092
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                           30,375             30,946
General Electric Capital Commercial Mortgage
   Series 2002-1A A3 6.269% 12/10/35                                                                   75,000             78,092
   Series 2005-C2 A2 4.706% 5/10/43                                                                    60,000             58,504
   Series 2005-C3 A3FX 4.863% 7/10/45                                                                  20,000             19,585
(o)GS Mortgage Securities Series 2006-GG6 AJ 5.782% 4/10/38                                            25,000             24,922
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/6/15                                       17,407             18,074
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                    35,000             34,824
   Series 2003-C1 A2 4.985% 1/12/37                                                                    68,000             65,994
(o)Series 2005-CB11 A4 5.335% 8/12/37                                                                  50,000             49,018
(o)Series 2006-CB14 AJ 5.679% 12/12/44                                                                 10,000              9,919
(o)Series 2006-LDP6 D 5.776% 4/15/43                                                                   20,000             19,723
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                    55,000             57,924
   Series 2005-C5 A2 4.885% 9/15/30                                                                    55,000             53,966
   Series 2006-C1 A2 5.084% 2/15/31                                                                    15,000             14,810
(o)Merrill Lynch Mortgage Trust
   Series 2004-BPC1 A3 4.467% 10/12/41                                                                 25,000             23,812
   Series 2005-CIP1 B 5.274% 7/12/38                                                                   25,000             24,121
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                            25,000             24,506
#Tower 144A
   Series 2004-2A A 4.232% 12/15/14                                                                    45,000             43,345
   Series 2006-1 B 5.588% 2/15/36                                                                      25,000             24,788
   Series 2006-1 C 5.707% 2/15/36                                                                      25,000             24,800
                                                                                                                     -----------
Total Commercial Mortgage-Backed Securities (cost $873,716)                                                              844,506
                                                                                                                     ===========

Corporate Bonds - 12.65%
Banking - 1.40%
(o)#Banco Santander 144A 5.22% 12/9/09                                                                 40,000             40,058
(o)Barclays Bank 6.278% 12/29/49                                                                       10,000              9,598
Citigroup 5.875% 2/22/33                                                                               45,000             43,870
Credit Suisse First Boston USA 6.125% 11/15/11                                                         55,000             56,563
#Mizuho Financial Group 144A 5.79% 4/15/14                                                             25,000             25,103
Popular North America 4.25% 4/1/08                                                                     55,000             53,665
Popular North America Capital Trust 6.564% 9/15/34                                                     50,000             48,785
(o)#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                    35,000             33,694
(o)RBS Capital Trust I 4.709% 12/29/49                                                                 60,000             55,643
Regions Financial 6.375% 5/15/12                                                                       35,000             36,567
(o)#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                     80,000             83,612
(o)Wachovia Capital Trust III 5.80% 8/29/49                                                            45,000             44,258
                                                                                                                     -----------
                                                                                                                         531,416
                                                                                                                     -----------

Basic Industry - 0.27%
Aleris International 9.00% 11/15/14                                                                     5,000              5,263
Barrick Gold Finance 7.50% 5/1/07                                                                      15,000             15,333
Bowater 9.50% 10/15/12                                                                                  5,000              5,325
#Codelco 144A 5.625% 9/21/35                                                                           15,000             14,203
Lubrizol 4.625% 10/1/09                                                                                30,000             29,088
*Norske Skog 8.625% 6/15/11                                                                             5,000              5,050
Potlatch 13.00% 12/1/09                                                                                 5,000              5,860
*Rhodia 8.875% 6/1/11                                                                                   4,000              4,140
Smurfit Capital Funding 7.50% 11/20/25                                                                 10,000              9,350
++*Solutia 6.72% 10/15/37                                                                               5,000              4,263
Tembec Industries 8.625% 6/30/09                                                                        5,000              3,038
                                                                                                                     -----------
                                                                                                                         100,913
                                                                                                                     -----------
Brokerage - 0.43%
Amvescap 4.50% 12/15/09                                                                                55,000             53,027
Franklin Resources 3.70% 4/15/08                                                                       50,000             48,427
Goldman Sachs 6.345% 2/15/34                                                                           25,000             24,872
LaBranche & Co. 11.00% 5/15/12                                                                          5,000              5,575
Morgan Stanley 4.75% 4/1/14                                                                            35,000             32,708
                                                                                                                     -----------
                                                                                                                         164,609
                                                                                                                     -----------

Capital Goods - 0.34%
General Electric 5.00% 2/1/13                                                                          70,000             68,186
*Geo Subordinate 11.00% 5/15/12                                                                        10,000              9,900
Interface 10.375% 2/1/10                                                                                5,000              5,500
Intertape Polymer 8.50% 8/1/14                                                                          5,000              4,950
York International 6.625% 8/15/06                                                                      40,000             40,146
                                                                                                                     -----------
                                                                                                                         128,682
                                                                                                                     -----------
Communications - 1.31%
(starcircle)Adelphia Communications 8.125% 7/15/06                                                      5,000              3,000
American Cellular 10.00% 8/1/11                                                                         5,000              5,450
*American Tower 7.125% 10/15/12                                                                         5,000              5,225
AT&T 9.05% 11/15/11                                                                                    40,000             43,290
BellSouth 4.20% 9/15/09                                                                                25,000             24,006
British Telecommunications 8.875% 12/15/30                                                             15,000             19,244
*CCH I Notes 11.00% 10/1/15                                                                             4,000              3,345
Charter Communications Holdings
  *11.125% 1/15/11                                                                                      5,000              2,675
  *13.50% 1/15/11                                                                                       5,000              2,925
Comcast 6.50% 11/15/35                                                                                  5,000              4,867
Cox Communications 4.625% 1/15/10                                                                      25,000             23,986
*CSC Holdings 10.50% 5/15/16                                                                            5,000              5,288
(openstar)Inmarsat Finance 10.375% 11/15/12                                                             5,000              4,275
*Insight Midwest 10.50% 11/1/10                                                                         5,000              5,288
iPCS 11.50% 5/1/12                                                                                      5,000              5,725
*Mediacom Capital 9.50% 1/15/13                                                                         5,000              4,975
#RH Donnelley 144A 8.875% 1/15/16                                                                       5,000              5,225
*Rural Cellular 9.875% 2/1/10                                                                           5,000              5,363
*Sirius Satellite 9.625% 8/1/13                                                                         5,000              4,900
Sprint Capital
   4.78% 8/17/06                                                                                       40,000             39,921
   7.625% 1/30/11                                                                                      35,000             37,891
   8.75% 3/15/32                                                                                       20,000             25,078
Telecom Italia Capital 4.00% 1/15/10                                                                   40,000             37,636
Telefonos de Mexico 4.50% 11/19/08                                                                     65,000             63,365
Thomson 5.75% 2/1/08                                                                                   30,000             30,153
Time Warner Entertainment 8.375% 3/15/23                                                               10,000             11,333
(o)US LEC 12.716% 10/1/09                                                                               5,000              5,425
Verizon Wireless 5.375% 12/15/06                                                                       60,000             60,017
*XM Satellite Radio 12.00% 6/15/10                                                                      5,000              5,606
                                                                                                                     -----------
                                                                                                                         495,477
                                                                                                                     -----------
Consumer Cyclical - 1.18%
(o)Centex 4.93% 8/1/07                                                                                 40,000             40,019
Corrections Corporation of America 7.50% 5/1/11                                                         5,000              5,175
(o)DaimlerChrysler NA Holdings 5.33% 3/13/09                                                          100,000            100,098
Ford Motor Credit
  *5.625% 10/1/08                                                                                      25,000             22,875
  *5.70% 1/15/10                                                                                       25,000             22,204
   6.625% 6/16/08                                                                                      35,000             33,144
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                      35,000             32,659
  *8.00% 11/1/31                                                                                       10,000              9,476
Home Depot 5.40% 3/1/16                                                                                50,000             49,492
Johnson Controls 5.00% 11/15/06                                                                        20,000             19,934
*Landry's Restaurant 7.50% 12/15/14                                                                     5,000              4,850
*Metaldyne 10.00% 11/1/13                                                                               5,000              4,700
Playtex Products 9.375% 6/1/11                                                                          5,000              5,250
Time Warner 8.18% 8/15/07                                                                              75,000             77,691
(openstar)Town Sports International 11.00% 2/1/14                                                       5,000              3,806
True Temper Sports 8.375% 9/15/11                                                                       5,000              4,600
#Uno Restaurant 144A 10.00% 2/15/11                                                                     5,000              4,075
*Warner Music Group 7.375% 4/15/14                                                                      5,000              4,975
                                                                                                                     -----------
                                                                                                                         445,023
                                                                                                                     -----------
Consumer Non-Cyclical - 0.94%
Amgen 4.00% 11/18/09                                                                                    6,000              5,743
Anheuser Busch 5.75% 4/1/36                                                                            15,000             14,653
*Biovail 7.875% 4/1/10                                                                                  5,000              5,125
Caremark Rx 7.375% 10/1/06                                                                             70,000             70,699
*Cott Beverages 8.00% 12/15/11                                                                          5,000              5,138
Kraft Foods 4.125% 11/12/09                                                                            55,000             52,617

Kroger 6.375% 3/1/08                                                                                   30,000             30,463
#Le-Natures 144A 10.00% 6/15/13                                                                         5,000              5,275
Medco Health Solutions 7.25% 8/15/13                                                                   75,000             80,868
Medtronic 4.375% 9/15/10                                                                                5,000              4,816
US Oncology 10.75% 8/15/14                                                                              5,000              5,488
UST 6.625% 7/15/12                                                                                     30,000             31,175
*(openstar)Vanguard Health 11.25% 10/1/15                                                               5,000              3,675
*#Warner Chilcott 144A 9.25% 2/1/15                                                                     5,000              4,988
Wyeth 5.50% 2/1/14                                                                                     35,000             34,589
                                                                                                                     -----------
                                                                                                                         355,312
                                                                                                                     -----------
Electric - 1.66%
(o)Alabama Power Capital Trust IV 4.75% 10/1/42                                                        55,000             54,440
Avista 7.75% 1/1/07                                                                                   130,000            131,864
++#Calpine 144A 9.90% 7/15/07                                                                             196                183
Dominion Resources
 (o)5.265% 9/28/07                                                                                     30,000             30,038
  5.687% 5/15/08                                                                                       20,000             20,045
Duke Capital 5.668% 8/15/14                                                                            35,000             34,640
#Dynegy Holdings 144A 10.125% 7/15/13                                                                  10,000             11,470
FPL Group Capital 4.086% 2/16/07                                                                       40,000             39,585
Midwest Generation 8.75% 5/1/34                                                                         5,000              5,438
NRG Energy 7.25% 2/1/14                                                                                 5,000              5,094
Pepco Holdings 5.50% 8/15/07                                                                           40,000             40,017
#Power Contract Financing 144A 6.256% 2/1/10                                                           20,000             20,119
PSEG Funding Trust I 5.381% 11/16/07                                                                   40,000             39,882
(o)SCANA 4.97% 3/1/08                                                                                  40,000             40,063
Southern California Edison
 (o)4.965% 12/13/07                                                                                    30,000             30,024
   6.00% 1/15/34                                                                                       35,000             34,823
   6.65% 4/1/29                                                                                        35,000             36,885
Southern Capital Funding 5.30% 2/1/07                                                                  25,000             24,901
TXU Electric Delivery 7.00% 5/1/32                                                                     25,000             27,133
                                                                                                                     -----------
                                                                                                                         626,644
                                                                                                                     -----------
Energy - 0.65%
*Bluewater Finance 10.25% 2/15/12                                                                       5,000              5,275
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                 35,000             34,038
#Hilcorp Energy 144A 10.50% 9/1/10                                                                      2,000              2,213
Nexen 5.875% 3/10/35                                                                                   20,000             18,706
(o)Secunda International 12.60% 9/1/12                                                                  5,000              5,375
Talisman Energy 5.125% 5/15/15                                                                         15,000             14,396
USX 9.125% 1/15/13                                                                                     40,000             47,660
Valero Energy 6.125% 4/15/07                                                                           45,000             45,352
Weatherford International 4.95% 10/15/13                                                               70,000             67,360
Whiting Petroleum 7.25% 5/1/13                                                                          5,000              5,013
                                                                                                                     -----------
                                                                                                                         245,388
                                                                                                                     -----------
Finance Companies - 0.94%
American General Finance 4.875% 7/15/12                                                                30,000             28,703
FINOVA Group 7.50% 11/15/09                                                                             3,465              1,169
(o)MUFG Capital Finance 1 6.346% 7/29/49                                                              100,000             98,762
(o)#Premium Asset Trust Series 2005-2 144A 4.713% 2/2/07                                               50,000             49,931
Residential Capital
   6.00% 2/22/11                                                                                       30,000             29,792
   6.125% 11/21/08                                                                                     30,000             30,066
   6.375% 6/30/10                                                                                      25,000             25,209
  *6.875% 6/30/15                                                                                      90,000             93,987
                                                                                                                     -----------
                                                                                                                         357,619
                                                                                                                     -----------
Industrial - 0.03%
#Knowledge Learning 144A 7.75% 2/1/15                                                                  10,000              9,575
                                                                                                                     -----------
                                                                                                                           9,575
                                                                                                                     -----------
Insurance - 1.40%
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                        10,000              9,878
   8.625% 5/1/24                                                                                       70,000             81,980
Marsh & McLennan
 (o)4.72% 7/13/07                                                                                      10,000              9,992
   5.15% 9/15/10                                                                                       35,000             34,244
  *5.375% 3/15/07                                                                                      40,000             39,899
MetLife
   5.00% 6/15/15                                                                                       20,000             19,069

   5.70% 6/15/35                                                                                        5,000              4,728
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                        45,000             51,714
*#Nippon Life Insurance 144A 4.875% 8/9/10                                                             35,000             33,951
(o)#Oil Insurance 144A 5.15% 8/15/33                                                                   85,000             83,712
St. Paul Travelers 5.01% 8/16/07                                                                       30,000             29,742
UnitedHealth Group
   5.375% 3/15/16                                                                                      20,000             19,592
   5.80% 3/15/36                                                                                       15,000             14,333
WellPoint
   4.25% 12/15/09                                                                                      25,000             24,027
   5.85% 1/15/36                                                                                       20,000             18,961
Willis Group
   5.125% 7/15/10                                                                                      25,000             24,497
   5.625% 7/15/15                                                                                      30,000             29,278
                                                                                                                     -----------
                                                                                                                         529,597
                                                                                                                     -----------
Natural Gas - 0.88%
(o)*Atmos Energy 4.975% 10/15/07                                                                       40,000             40,053
*El Paso Production Holding 7.75% 6/1/13                                                                5,000              5,206
Enterprise Products Operating
   4.00% 10/15/07                                                                                      50,000             48,933
   4.625% 10/15/09                                                                                     40,000             38,686
Inergy Finance 6.875% 12/15/14                                                                          5,000              4,775
Oneok 5.51% 2/16/08                                                                                    25,000             24,973
Sempra Energy
   4.621% 5/17/07                                                                                      40,000             39,655
 (o)5.24% 5/21/08                                                                                      50,000             50,088
Valero Logistics Operations 6.05% 3/15/13                                                              80,000             81,014
                                                                                                                     -----------
                                                                                                                         333,383
                                                                                                                     -----------
Real Estate - 0.28%
American Real Estate Partners 8.125% 6/1/12                                                             4,000              4,130
BF Saul REIT 7.50% 3/1/14                                                                               5,000              5,150
(o)Brandywine Operating Partnership 5.415% 4/1/09                                                      35,000             35,016
*Developers Diversified Realty 4.625% 8/1/10                                                           50,000             48,014
HRPT Properties Trust 5.75% 2/15/14                                                                    15,000             14,657
                                                                                                                     -----------
                                                                                                                         106,967
                                                                                                                     -----------
Technology - 0.27%
*Magnachip Semiconductor 8.00% 12/15/14                                                                 5,000              4,700
Motorola 4.608% 11/16/07                                                                               90,000             89,026
*#Telcordia Technologies 144A 10.00% 3/15/13                                                           10,000              9,200
                                                                                                                     -----------
                                                                                                                         102,926
                                                                                                                     -----------
Transportation - 0.67%
American Airlines 3.857% 7/9/10                                                                        43,580             41,493
Continental Airlines 6.503% 6/15/11                                                                    95,000             95,960
(o)CSX 4.99% 8/3/06                                                                                    20,000             20,018
#Erac USA Finance 144A 7.35% 6/15/08                                                                   80,000             83,112
(openstar)H-Lines Finance Holdings 11.00% 4/1/13                                                        5,000              4,175
#Hertz 144A 8.875% 1/1/14                                                                              10,000             10,425
                                                                                                                     -----------
                                                                                                                         255,183
                                                                                                                     -----------
Total Corporate Bonds (cost $4,843,565)                                                                                4,788,714
                                                                                                                     ===========

Foreign Agencies - 0.09%
Mexico - 0.09%
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                                35,000             33,854
                                                                                                                     -----------
Total Foreign Agencies (cost $34,741)                                                                                     33,854
                                                                                                                     ===========

Municipal Bonds - 1.36%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                             55,000             58,346
California State 5.00% 2/1/33                                                                          20,000             20,461
California State Economic Recovery Series A 5.25% 7/1/13                                               40,000             43,366
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                   20,000             20,821
Colorado Department of Transportation Revenue Series B 5.00% 12/15/12 (FGIC)                           70,000             74,534
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33            25,000             25,645
Illinois State Taxable Pension 5.10% 6/1/33                                                            30,000             28,127
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                          40,000             42,120
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                             50,000             53,604
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                       35,000             37,152
Oregon State Taxable Pension 5.892% 6/1/27                                                             35,000             36,193
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                 15,000             14,786
   6.07% 7/1/26                                                                                        60,000             60,812
                                                                                                                     -----------

Total Municipal Bonds (cost $511,974)                                                                                    515,967
                                                                                                                     ===========

Non-Agency Asset Backed Securities - 2.15%
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                     45,000             41,178
Countrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                                                    50,000             49,058
 (o)Series 2005-12 2A2 4.898% 2/25/36                                                                  60,000             59,317
 (o)Series 2006-3 2A2 4.998% 10/25/34                                                                  70,000             69,999
Credit-Based Asset Service and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35                     88,719             88,322
(o)Fannie Mae Whole Loan Series 2002-W11 AV1 5.158% 11/25/32                                            7,855              7,857
#GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                      6,592              6,579
(o)Merrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                                 23,248             23,157
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                                                      11,239             11,334
   Series 2011 A1 4.864% 7/15/38                                                                       20,721             19,362
(o)Option One Mortgage Loan Trust Series 2005-4 A3 5.078% 11/25/35                                     75,000             75,126
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                         15,000             15,000
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                    55,000             54,559
   Series 2005-4 A2 5.399% 2/25/36                                                                     35,000             34,797
(o)Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                               40,000             39,478
(o)Residential Asset Securities Series 2006-KS3 AI3 4.992% 4/25/36                                     85,000             85,000
(o)Residential Funding Mortgage Securities II Series 2005-HI2 A1 4.958% 5/25/35                        44,278             44,283
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                   36,330             32,889
   Series 2004-16XS A2 4.91% 8/25/34                                                                   55,546             55,265
                                                                                                                     -----------
Total Non-Agency Asset Backed Securities (cost $816,805)                                                                 812,560
                                                                                                                     ===========

Non-Agency Collateralized Mortgage Obligations - 7.08%
(o)American Home Mortgage Investment Trust Series 2004-2 4A2 3.635% 2/25/44                             7,011              6,999
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                   74,071             73,700
   Series 2004-2 1A1 6.00% 3/25/34                                                                     40,642             40,439
   Series 2005-3 2A1 5.50% 4/25/20                                                                     43,523             43,074
   Series 2005-5 2CB1 6.00% 6/25/35                                                                    47,438             47,186
   Series 2005-9 5A1 5.50% 10/25/20                                                                    28,633             28,302
Bank of America Mortgage Securities
 (o)Series 2003-D 1A2 3.479% 5/25/33                                                                    2,260              2,271
 (o)Series 2003-I 2A4 3.828% 10/25/33                                                                  62,778             62,226
   Series 2005-9 2A1 4.75% 10/25/20                                                                    47,925             46,227
 (o)Series 2005-E 2A1 4.978% 5/25/35                                                                   21,784             21,385
(o)Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                         21,990             21,368
Bear Stearns Alternative Trust Series 2006-3 A3 6.202% 5/25/36                                         55,000             55,327
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18                                                 87,540             84,763
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                  20,557             20,445
 (o)Series 2004-J7 1A2 4.673% 8/25/34                                                                  37,685             37,332
 (o)Series 2005-63 3A1 5.904% 11/25/35                                                                 57,521             57,575
   Series 2006-2CB A3 5.50% 3/25/36                                                                    43,875             43,593
(o/)Countrywide Home Loan Mortgage Pass Through Trust
   Series 2006-1 A2 6.00% 3/25/36                                                                      44,374             43,763
   Series 2006-HYB3 3A1 6.148% 5/25/36                                                                 55,000             55,365
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                   22,506             22,822
   Series 2004-1 3A1 7.00% 2/25/34                                                                     14,025             14,194
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                       55,893             56,055
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                    19,070             20,129
 (o)Series 2004-AR5 4A1 5.673% 10/25/34                                                                36,601             36,257
(o)General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 A4
   5.195% 5/25/35                                                                                      43,532             42,247
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                       39,565             41,197
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                   29,736             31,265
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                   18,337             19,833
(o)Indymac Index Mortgage Loan Trust
   Series 2005-AR25 1A21 5.90% 12/25/35                                                                48,206             48,236
   Series 2006-AR2 1A1A 5.038% 4/25/46                                                                 69,723             69,723
   Series 2006-AR7 5A1 6.166% 5/25/36                                                                  40,000             40,238
(o)JPMorgan Mortgage Trust
   Series 2005-A2 2A1 4.709% 4/25/35                                                                   48,957             48,590

   Series 2005-A6 1A2 5.153% 9/25/35                                                                   60,000             58,491
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                 47,523             47,301
(o)MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.887% 12/25/33                             51,571             51,359
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                     10,173             10,328
   Series 2005-3 7A1 6.00% 4/25/35                                                                     53,003             52,710
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34                                                                     44,014             46,192
   Series 2005-2 1A4 8.00% 5/25/35                                                                     21,453             22,539
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                      36,571             35,851
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                      24,884             25,273
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35                                             65,000             63,589
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                 23,012             22,768
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                   25,462             25,881
   Series 2004-SL4 A3 6.50% 7/25/32                                                                    33,699             34,185
   Series 2005-SL1 A2 6.00% 5/25/32                                                                    40,505             40,967
(o)Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                    40,430             39,761
   Series 2005-3XS A2 5.068% 1/25/35                                                                   83,539             83,590
Structured Asset Securities
 (o)Series 2002-22H 1A 6.983% 11/25/32                                                                 13,425             13,585
   Series 2004-12H 1A 6.00% 5/25/34                                                                    48,827             48,370
(o)Thornburg Mortgage Securities Trust 2005-3 A1 5.048% 10/25/35                                       52,541             52,609
Washington Mutual
 (o)Series 2003-AR4 A7 3.95% 5/25/33                                                                   25,568             24,880
 (o)Series 2003-AR9 1A7 4.052% 9/25/33                                                                 36,832             35,950
   Series 2004-CB3 4A 6.00% 10/25/19                                                                   72,946             73,699
(o/)Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-9 3CB 5.50% 10/25/20                                                                    57,370             56,697
   Series 2006-2 2CB 6.50% 3/25/36                                                                     39,305             39,521
Wells Fargo Mortgage Backed Securities Trust
 (o)Series 2004-I 1A1 3.387% 7/25/34                                                                   57,905             58,150
 (o)Series 2004-T A1 3.452% 9/25/34                                                                    44,358             44,312
   Series 2005-17 1A1 5.50% 1/25/36                                                                    54,027             52,068
   Series 2006-2 3A1 5.75% 3/25/36                                                                     54,812             53,913
 (o)Series 2006-AR4 1A1 5.87% 4/25/36                                                                  75,000             74,747
 (o)Series 2006-AR4 2A1 5.798% 3/25/36                                                                110,000            109,114
                                                                                                                     -----------
Total Non-Agency Collateralized Mortgage Obligations (cost $2,721,011)                                                 2,680,526
                                                                                                                     ===========

U.S. Treasury Obligations - 3.77%
U.S. Treasury Bond
  *4.50% 2/15/36                                                                                      350,000            328,507
  *5.375% 2/15/31                                                                                      60,000             63,178
   6.25% 8/15/23                                                                                       10,000             11,345
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                      73,254             69,409
   1.875% 7/15/15                                                                                      15,289             14,708
   2.00% 7/15/14                                                                                       68,364             66,695
  *2.00% 1/15/16                                                                                       14,983             14,539
   2.00% 1/15/26                                                                                       14,983             14,203
(oo)83.00% 7/15/12                                                                                     77,183             80,455
   3.875% 1/15/09                                                                                      90,664             94,949
U.S. Treasury Notes
  *3.625% 6/30/07                                                                                     360,000            354,684
  *4.50% 2/15/16                                                                                       80,000             77,831
   4.625% 3/31/08                                                                                      65,000             64,777
   4.75% 3/31/11                                                                                       20,000             19,950
^*U.S. Treasury Strip 4.202% 11/15/13                                                                 220,000            151,818
                                                                                                                     -----------
Total U.S. Treasury Obligations (cost $1,465,574)                                                                      1,427,048
                                                                                                                     ===========

Repurchase Agreements - 5.35%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $1,011,475,
collateralized by $1,041,700 U.S. Treasury Bills
due 4/20/06, market value $1,039,450)                                                               1,011,100          1,011,100

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$487,182, collateralized by $136,800 U.S. Treasury Bills due 6/22/06, market value $135,498,

$157,900 U.S. Treasury Bills due 7/20/06, market value $155,762,
$131,600 U.S. Treasury Bills due 8/17/06, market value $129,293 and $76,400 U.S.
Treasury Notes 2.625% due 11/15/06, market value
$76,174)                                                                                              486,700            486,700

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $526,396,
collateralized by $549,600 U.S. Treasury Bills due
9/28/06, market value $537,085)                                                                       526,200            526,200
                                                                                                                     -----------
Total Repurchase Agreements (cost $2,024,000)                                                                          2,024,000
                                                                                                                     ===========

Total Market Value of Securities Before Securities Lending Collateral - 104.94%
   (cost $38,257,718)                                                                                                 39,722,979
                                                                                                                     ===========

Securities Lending Collateral** - 4.89%
Short-Term Investments - 4.89%
Fixed Rate Notes - 1.53%
Bank of the West 4.80% 5/10/06                                                                         50,742             50,742
Barclays Capital 4.82% 4/3/06                                                                          76,113             76,113
Citigroup Global Markets 4.92% 4/3/06                                                                 453,429            453,429
                                                                                                                     -----------
                                                                                                                         580,284
                                                                                                                     -----------
(o)Variable Rate Notes - 3.36%
American Honda Finance 4.82% 2/21/07                                                                   45,672             45,668
ANZ National 4.65% 4/30/07                                                                             10,149             10,148
Australia New Zealand 4.78% 4/30/07                                                                    50,742             50,742
Bank of America 4.82% 2/23/07                                                                          65,972             65,965
Bank of New York 4.67% 4/30/07                                                                         40,592             40,593
Bayerische Landesbank 4.83% 8/25/06                                                                    50,734             50,742
Bear Stearns 4.73% 10/2/06                                                                             60,890             60,890
Beta Finance 4.83% 4/18/06                                                                             50,741             50,741
Canadian Imperial Bank 4.78% 4/30/07                                                                   25,363             25,371
CDC Financial Products 4.98% 5/1/06                                                                    65,965             65,965
Citigroup Global Markets 4.95% 4/7/06                                                                  65,965             65,965
Commonwealth Bank 4.78% 4/30/07                                                                        50,743             50,742
Credit Suisse First Boston 4.75% 4/18/06                                                               54,802             54,801
Goldman Sachs 5.02% 4/2/07                                                                             65,965             65,965
Manufacturers & Traders 4.80% 9/26/06                                                                  50,741             50,736
Marshall & Ilsley Bank 4.73% 4/30/07                                                                   55,818             55,816
Merrill Lynch Mortgage Capital 4.98% 4/7/06                                                            45,668             45,668
Morgan Stanley 5.06% 4/2/07                                                                            62,920             62,920
National Australia Bank 4.64% 3/7/07                                                                   62,929             62,920
National City Bank 4.82% 3/2/07                                                                        60,903             60,913
Nordea Bank Norge 4.70% 4/30/07                                                                        50,744             50,742
Royal Bank of Scotland 4.75% 4/30/07                                                                   50,741             50,742
Societe Generale 4.60% 4/30/07                                                                         25,369             25,371
Toyota Motor Credit 4.80% 6/23/06                                                                      50,742             50,743
Wells Fargo 4.74% 4/30/07                                                                              50,732             50,742
                                                                                                                     -----------
                                                                                                                       1,271,611
                                                                                                                     -----------
Total Securities Lending Collateral (cost $1,851,895)                                                                  1,851,895
                                                                                                                     ===========

Total Market Value of Securities - 109.83%
   (cost $40,109,613)                                                                                                41,574,874(tri)
Obligation to Return Securities Lending Collateral** - (4.89%)                                                       (1,851,895)
Liabilities Net of Receivables and Other Assets (See Notes) - (4.94%)                                                (1,870,635)
                                                                                                                     -----------
Net Assets Applicable to 2,782,737 Shares Outstanding - 100.00%                                                      $37,852,344
                                                                                                                     ===========

+Non-income producing security for the period ended March 31, 2006.
*Fully or partially on loan.
**See Note 5 in "Notes."
(tri)Includes $2,642,919 of securities on loan.
(oo)Fully of partially pledged as collateral for financial futures contracts. ++Non-income producing security. Security is currently in default. (starcircle)Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
^Zero coupon security. The rate shown is the yield at the time of purchase. (openstar)Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
(o)Variable rate securities. The interest rate shown is the rate as of March 31, 2006.
(o/)Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $1,150,302, which represented 3.04% of the Series' net assets. See Note 6 in "Notes."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To Be Announced
yr. - Year

The following financial futures contracts and swap agreements were outstanding at March 31, 2006:

Futures Contracts(1)

                                                                                                           Unrealized
          Contracts                        Notional             Notional                                  Appreciation
        to Buy (Sell)                   Cost (Proceeds)           Value           Expiration Date        (Depreciation)
        -------------                   --------------            -----           ---------------        -------------
(1) U.S. Treasury 10 year notes           $(106,619)           $(106,391)             6/30/06               $   228
 1 U.S. Treasury long bond                  112,858              109,156              6/30/06                (3,702)
                                                                                                            -------
                                                                                                            $(3,474)
                                                                                                            =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

Swap Agreements(2)

                                                                                                          Unrealized
Notional Amount              Expiration Date                       Description                           Depreciation
---------------              ---------------                       -----------                           ------------
$445,000                          5/1/06               Agreement with State Street to receive the          $(5,855)
                                                       notional amount multiplied by the return on
                                                       the Lehman Brothers Commercial MBS Index AAA
                                                       and to pay the notional amount multiplied by
                                                       the 3 month BBA LIBOR adjusted by a spread of
                                                       plus 0.07%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP Balanced Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                  $ 40,149,151
                                     ------------
Aggregate unrealized appreciation       2,294,844
Aggregate unrealized depreciation        (869,121)
                                     ------------
Net unrealized appreciation          $  1,425,723
                                     ------------

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $20,909,956 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,831,626 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and
$473,349 expires in 2011.

3. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. Swap Agreements
During the period ended March 31, 2006, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. Securities Lending
The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of such allocations to the security lending agent and the borrower.

At March 31, 2006, the market value of securities on loan was $2,642,919, for which the Series received securities collateral, comprised of U.S. government obligations valued at $1,178,997, and cash collateral of $1,463,922. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. Credit and Market Risk
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, no securities have been determined to be illiquid securities under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Capital Reserves Series
-------------------------------------------------------

March 31, 2006

                                                                                                    Principal           Market
                                                                                                     Amount              Value
Agency Asset-Backed Securities- 0.71%
Fannie Mae Grantor Trust
   Series 2003-T4 2A5 4.907% 9/26/33                                                                 $60,575        $    59,979
   oSeries 2004-T4 A3 4.42% 8/25/24                                                                   58,470             58,186
(star)(diamond)FHLMC Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30                 41,389             41,363
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12                                           49,375             49,832
                                                                                                                    -----------
Total Agency Asset-Backed Securities (cost $210,673)                                                                    209,360
                                                                                                                    ===========

Agency Collateralized Mortgage Obligations- 2.79%
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                    33,274             35,778
   Series 2003-T1 A 3.807% 11/25/12                                                                  118,560            113,033
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                                           35,697             34,570
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44                                                74,181             75,527
Freddie Mac
   Series 2326 ZQ 6.50% 6/15/31                                                                      142,862            147,750
   Series 2662 MA 4.50% 10/15/31                                                                      66,806             65,138
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09                                                  170,000            164,520
oFreddie Mac Strip Series 19 F 4.523% 6/1/28                                                          32,900             32,729
(diamond)Freddie Mac Structured Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35                                                                     11,671             11,618
   Series T-58 2A 6.50% 9/25/43                                                                       79,768             80,874
GNMA Series 2002-61 BA 4.648% 3/16/26                                                                 61,348             60,219
                                                                                                                    -----------
Total Agency Collateralized Mortgage Obligations (cost $840,327)                                                        821,756
                                                                                                                    ===========

Agency Mortgage-Backed Securities- 14.40%
Fannie Mae
   5.73% 12/1/08                                                                                      98,951             99,724
   6.50% 8/1/17                                                                                       37,326             38,084
   6.52% 1/1/08                                                                                      196,862            199,015
   6.765% 1/1/07                                                                                      44,255             44,310
   7.00% 11/15/16                                                                                    129,344            133,023
   8.50% 9/20/10                                                                                      12,800             13,316
   9.00% 4/1/09                                                                                        9,991             10,203
oFannie Mae ARM
   3.023% 6/1/34                                                                                     126,219            123,985
   3.249% 10/1/33                                                                                    260,438            260,719
   3.788% 8/1/34                                                                                      87,451             87,146
   4.708% 12/1/33                                                                                    110,943            113,827
   5.068% 8/1/35                                                                                      71,979             70,510
Fannie Mae FHAVA 9.00% 6/1/09                                                                         69,169             73,038
Fannie Mae Relocation 30 yr
   5.00% 1/1/34                                                                                      123,947            119,260
   5.00% 1/1/34                                                                                      184,913            177,690
Fannie Mae S.F. 15 yr
   7.50% 3/1/15                                                                                       21,934             22,900
   8.00% 10/1/14                                                                                      23,441             24,151
   8.00% 10/1/16                                                                                      69,057             72,769
Fannie Mae S.F. 15 yr TBA 5.00% 3/1/36                                                                15,000             14,625
Fannie Mae S.F. 30 yr
   7.50% 12/1/10                                                                                      10,798             10,943
   7.50% 6/1/31                                                                                       35,292             36,902
   8.50% 5/1/11                                                                                        5,948              6,110
   8.50% 8/1/12                                                                                       15,828             16,258
   9.00% 7/1/20                                                                                       57,218             61,527
   10.00% 8/1/19                                                                                      60,256             65,886
Fannie Mae S.F. 30 yr TBA 6.50% 4/1/36                                                               555,000            566,274
oFreddie Mac ARM
   3.733% 4/1/34                                                                                      47,962             47,917
   3.905% 4/1/33                                                                                      98,511            100,354

Freddie Mac Balloon 5 yr
   4.00% 6/1/08                                                                                       22,083             21,489
   4.00% 1/1/09                                                                                      127,503            123,718
   4.50% 1/1/10                                                                                      234,716            229,582
Freddie Mac Balloon 7 yr
   5.00% 6/1/11                                                                                      227,385            224,755
   5.00% 11/1/11                                                                                     240,509            237,729
Freddie Mac Relocation 15 yr
   3.50% 9/1/18                                                                                       95,278             87,328
   3.50% 10/1/18                                                                                      14,195             13,011
Freddie Mac S.F. 15 yr
   4.00% 11/1/13                                                                                     149,871            142,893
   4.00% 3/1/14                                                                                      183,700            173,654
   8.00% 5/1/15                                                                                       58,102             61,660
   8.50% 10/1/15                                                                                      16,915             17,903
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                      35,578             36,678
   9.25% 9/1/08                                                                                        4,866              5,025
GNMA S.F. 15 yr
   6.00% 1/15/09                                                                                       6,342              6,401
   8.50% 8/15/10                                                                                       3,914              4,003
GNMA S.F. 30 yr
   8.00% 5/15/08                                                                                      28,799             29,096
   11.00% 11/15/10                                                                                   191,887            205,379
GNMA II S.F. 30 yr
   12.00% 6/20/14                                                                                      7,218             8,140
   12.00% 3/20/15                                                                                        731                810
   12.00% 2/20/16                                                                                      3,778              4,170
                                                                                                                    -----------
Total Agency Mortgage-Backed Securities (cost $4,336,916)                                                             4,243,890
                                                                                                                    ===========

Agency Obligations- 1.36%
Federal Home Loan Bank 4.25% 9/14/07                                                                 180,000            177,917
Freddie Mac
   4.625% 12/19/08                                                                                    30,000             29,677
   4.875% 2/17/09                                                                                    195,000            194,079
                                                                                                                    -----------
Total Agency Obligations (cost $404,061)                                                                                401,673
                                                                                                                    ===========

Commercial Mortgage-Backed Securities- 1.07%
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064%
5/14/16                                                                                               65,000             64,530
(diamond)#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457%
2/14/34                                                                                               49,059             50,746
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                          91,124             92,839
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                      23,209             24,099
Morgan Stanley Capital I Series 1998-XL1 A2 6.45% 6/3/30                                               8,557              8,554
#Tower 144A
   Series 2006-1 B 5.588% 2/15/36                                                                     30,000             29,746
   Series 2006-1 C 5.707% 2/15/36                                                                     45,000             44,640
                                                                                                                    -----------
Total Commercial Mortgage-Backed Securities (cost $326,209)                                                             315,154
                                                                                                                    ===========

Corporate Bonds- 24.18%
Banking - 1.79%
Credit Suisse First Boston USA 4.625% 1/15/08                                                         40,000             39,542
Marshall & Ilsley 3.95% 8/14/09                                                                      145,000            139,192
Popular North America 4.25% 4/1/08                                                                   205,000            200,025
oWachovia Capital Trust III 5.80% 3/15/42                                                            150,000            147,528
                                                                                                                    -----------
                                                                                                                        526,287
                                                                                                                    -----------
Basic Industry - 0.85%
Abitibi-Consolidated 7.875% 8/1/09                                                                    80,000             79,800
Grupo Minero Mexico 8.25% 4/1/08                                                                     100,000            104,500
Norske Skog Canada 8.625% 6/15/11                                                                     65,000             65,650
                                                                                                                    -----------
                                                                                                                        249,950
                                                                                                                    -----------
Brokerage - 1.34%
Amvescap 4.50% 12/15/09                                                                              120,000            115,696
Bear Stearns 4.00% 1/31/08                                                                           125,000            122,288
LaBranche & Company 9.50% 5/15/09                                                                     75,000             80,625
Nuveen Investments 5.00% 9/15/10                                                                      80,000             77,352
                                                                                                                    -----------
                                                                                                                        395,961
                                                                                                                    -----------
Capital Goods - 0.20%

York International 6.625% 8/15/06                                                                     60,000             60,219
                                                                                                                    -----------
                                                                                                                         60,219
                                                                                                                    -----------
Communications - 3.97%
AT&T 9.05% 11/15/11                                                                                  180,000            194,806
BellSouth 4.20% 9/15/09                                                                               90,000             86,423
Comcast Cable Communications 6.20% 11/15/08                                                          235,000            239,047
Cox Communications 4.625% 1/15/10                                                                     60,000             57,565
GTE California 7.65% 3/15/07                                                                         105,000            107,122
Insight Midwest 10.50% 11/1/10                                                                        50,000             52,875
oLiberty Media 6.41% 9/17/06                                                                          99,000             99,529
Sprint Capital 4.78% 8/17/06                                                                          60,000             59,882
Telecom Italia Capital 4.00% 1/15/10                                                                 130,000            122,317
Telefonos de Mexico 4.50% 11/19/08                                                                   155,000            151,105
                                                                                                                    -----------
                                                                                                                      1,170,671
                                                                                                                    -----------
Consumer Cyclical - 4.17%
CVS 3.875% 11/1/07                                                                                   155,000            151,583
oDaimlerChrysler Holdings 5.33% 3/13/09                                                              135,000            135,132
Ford Motor Credit
   5.625% 10/1/08                                                                                     90,000             82,351
   5.80% 1/12/09                                                                                      95,000             86,813
   6.625% 6/16/08                                                                                     55,000             52,083
Fortune Brands 5.125% 1/15/11                                                                         70,000             68,631
oGeneral Motors Acceptance Corporation 5.55% 7/16/07                                                 105,000            101,996
Johnson Controls 5.00% 11/15/06                                                                      120,000            119,601
May Department Stores 3.95% 7/15/07                                                                  115,000            112,632
MGM MIRAGE 9.75% 6/1/07                                                                               50,000             52,313
Time Warner 8.18% 8/15/07                                                                            190,000            196,819
Wal-Mart Stores 6.875% 8/10/09                                                                        65,000             68,200
                                                                                                                    -----------
                                                                                                                      1,228,154
                                                                                                                    -----------
Consumer Non-Cyclical - 1.40%
Amgen 4.00% 11/18/09                                                                                  16,000             15,315
Biovail 7.875% 4/1/10                                                                                 75,000             76,875
Kraft Foods 4.125% 11/12/09                                                                          220,000            210,466
MedPartners 7.375% 10/1/06                                                                           110,000            111,100
                                                                                                                    -----------
                                                                                                                        413,756
                                                                                                                    -----------
Electric - 3.25%
Ameren 4.263% 5/15/07                                                                                 80,000             78,964
America Electric Power 4.709% 8/16/07                                                                 95,000             94,115
CC Fund Trust I 6.90% 2/16/07                                                                         45,000             45,500
Dominion Resources
   o5.265% 9/28/07                                                                                    85,000             85,109
   5.687% 5/15/08                                                                                     75,000             75,170
Duke Capital 4.331% 11/16/06                                                                          60,000             59,670
FPL Group Capital 4.086% 2/16/07                                                                     105,000            103,911
Pacific Gas & Electric 3.60% 3/1/09                                                                  115,000            109,439
Potomac Electric Power 6.25% 10/15/07                                                                 75,000             75,898
#Power Contract Financing 144A 6.256% 2/1/10                                                          60,000             60,357
#Power Receivables Finance 144A 6.29% 1/1/12                                                          83,999             84,438
PSEG Funding Trust I 5.381% 11/16/07                                                                  60,000             59,822
Southern Capital Funding 5.30% 2/1/07                                                                 25,000             24,901
                                                                                                                    -----------
                                                                                                                        957,294
                                                                                                                    -----------
Energy - 1.07%
Talisman Energy 7.125% 6/1/07                                                                        210,000            213,987
Valero Energy 6.125% 4/15/07                                                                         100,000            100,782
                                                                                                                    -----------
                                                                                                                        314,769
                                                                                                                    -----------
Finance Companies - 0.99%
American Express 3.75% 11/20/07                                                                       65,000             63,541
International Lease Finance 4.625% 6/2/08                                                             60,000             59,095
Residential Capital
   o6.07% 11/21/08                                                                                    45,000             45,562
   6.125% 11/21/08                                                                                    80,000             80,177
   6.375% 6/30/10                                                                                     43,000             43,359
                                                                                                                    -----------
                                                                                                                        291,734
                                                                                                                    -----------
Insurance - 2.25%
Marsh & McLennan
  o4.72% 7/13/07                                                                                      75,000             74,943
   5.15% 9/15/10                                                                                      50,000             48,921
   5.375% 3/15/07                                                                                     95,000             94,760
#Nippon Life Insurance 144A 4.875% 8/9/10                                                             90,000             87,302
o#Oil Insurance 144A 5.15% 8/15/33                                                                   190,000            187,121

St. Paul Travelers 5.01% 8/16/07                                                                      70,000             69,399
WellPoint 4.25% 12/15/09                                                                              35,000             33,637
Willis Group 5.125% 7/15/10                                                                           70,000             68,591
                                                                                                                    -----------
                                                                                                                        664,674
                                                                                                                    -----------
Natural Gas - 0.20%
oSempra Energy 5.24% 5/21/08                                                                          60,000             60,106
                                                                                                                    -----------
                                                                                                                         60,106
                                                                                                                    -----------
Real Estate - 0.58%
oBrandywine Operating Partnership 5.415% 4/1/09                                                       75,000             75,035
Developers Diversified Realty 4.625% 8/1/10                                                          100,000             96,029
                                                                                                                    -----------
                                                                                                                        171,064
                                                                                                                    -----------
Technology - 0.44%
Motorola 4.608% 11/16/07                                                                             130,000            128,593
                                                                                                                    -----------
                                                                                                                        128,593
                                                                                                                    -----------
Transportation - 1.68%
Continental Airlines 6.503% 6/15/11                                                                  245,000            247,476
oCSX 4.99% 8/3/06                                                                                     24,000             24,021
#Erac USA Finance 144A 7.35% 6/15/08                                                                 215,000            223,363
                                                                                                                    -----------
                                                                                                                        494,860
                                                                                                                    -----------
Total Corporate Bonds (cost $7,292,608)                                                                               7,128,092
                                                                                                                    ===========

Non-Agency Asset-Backed Securities- 28.19%
Advanta Mortgage Loan Trust Series 2000-1 A4 8.61% 3/25/28                                            15,367             15,381
Ameriquest Mortgage Securities
   Series 2003-5 A4 4.272% 4/25/33                                                                    34,713             34,119
   Series 2003-11 AF6 5.14% 1/25/34                                                                   65,000             64,193
   Series 2004-FR1 A4 3.243% 5/25/34                                                                 120,655            119,483
  oSeries 2006-R1 A2C 5.01% 3/25/36                                                                  100,000             99,999
Argent Securities Series 2003-W5 AF4 4.66% 10/25/33                                                   40,000             39,821
BMW Vehicle Owner Trust Series 2004-A A3 2.67% 3/25/08                                               172,567            170,960
Centex Home Equity Series 2005-B AF1 4.05% 3/25/35                                                    97,467             96,901
Chase Funding Mortgage Loan Asset-Backed Certificates
   Series 2002-3 1A6 4.707% 9/25/13                                                                  209,385            206,312
   Series 2003-2 1A4 3.986% 8/25/29                                                                   48,024             47,490
   Series 2003-3 1A4 3.303% 11/25/29                                                                 263,027            258,348
   Series 2003-4 1A3 2.734% 9/25/24                                                                   17,678             17,583
Chase Manhattan Auto Owner Trust Series 2005-B A4 4.88% 6/15/12                                      100,000             99,183
CIT Equipment Collateral Series 2005-VT1 A3 4.12% 8/20/08                                            265,000            261,974
CitiFinancial Mortgage Securities Series 2003-2 AF4 4.098% 5/25/33                                   220,000            215,450
Countrywide Asset-Backed Certificates
    oSeries 2004-13 AF2 3.683% 8/25/24                                                               130,000            129,279
   oSeries 2004-13 AV2 5.08% 5/25/34                                                                 114,822            114,935
  #Series 2004-BC1N Note 144A 5.50% 4/25/35                                                            3,993              3,941
   Series 2004-S1 A2 3.872% 3/25/20                                                                  210,000            206,043
   oSeries 2005-7 AF2 4.367% 11/25/35                                                                475,000            467,460
   oSeries 2005-12 2A2 4.898% 2/25/36                                                                100,000             98,861
   oSeries 2006-1 AF2 5.281% 7/25/36                                                                 410,000            407,777
   oSeries 2006-3 2A2 5.00% 6/25/36                                                                  135,000            134,999
   Series 2006-S2 A2 5.627% 7/25/27                                                                   80,000             79,992
Credit-Based Asset Service and Securitization
    Series 2004-CB4 A3 4.632% 5/25/35                                                                122,194            121,525
    Series 2005-CB8 AF1B 5.451% 12/25/35                                                              97,591             97,155
oEquifirst Mortgage Loan Trust Series 2004-3 A2 5.15% 12/25/34                                       122,276            122,459
Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                                                       72,744             72,283
General Motors Acceptance Corporation Mortgage Loan Trust
   Series 2003-HE2 A3 4.12% 10/25/26                                                                 195,000            192,841
   oSeries 2004-HE5 A2 3.685% 9/25/34                                                                125,562            124,698
   Series 2004-HLT1 A2 3.87% 5/25/25                                                                  63,800             63,215
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                     47,542             46,606
oMerrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                                  38,747             38,594
Navistar Financial Corporation Owner Trust Series 2002-B A4 3.52% 10/15/09                            67,966             67,333
New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33                                  100,000             98,961
New South Home Equity Trust Series 1999-1 A4 6.75% 3/25/26                                             6,276              6,252
oOption One Mortgage Loan Trust Series 2005-4 A3 5.08% 11/25/35                                      125,000            125,209
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                        35,000             35,000
Renaissance Home Equity Loan Trust
   Series 2004-2 AF3 4.464% 7/25/34                                                                  160,000            158,457
   Series 2004-4 AF2 3.856% 2/25/35                                                                  260,000            257,914
   Series 2005-2 AF2 4.361% 8/25/35                                                                   65,000             63,958

   Series 2005-4 A2 5.399% 2/25/36                                                                    40,000             39,768
   Series 2005-4 A3 5.565% 2/25/36                                                                    25,000             24,823
   Series 2006-1 AF3 5.608% 5/25/36                                                                  210,000            209,580
Residential Asset Mortgage Products
   Series 2004-RS12 AI2 3.767% 2/25/27                                                               165,000            163,693
   oSeries 2004-RZ2 AI3 4.30% 1/25/31                                                                340,000            335,562
Residential Asset Securities
   Series 1999-KS4 AI4 7.22% 6/25/28                                                                  33,894             33,880
   Series 2002-KS2 AI5 6.779% 4/25/32                                                                 73,977             74,509
   oSeries 2004-KS9 AI3 3.79% 8/25/29                                                                195,000            190,880
  oSeries 2006-KS3 AI3 4.99% 4/25/36                                                                 175,000            175,000
Residential Funding Mortgage Securities II
   Series 2001-HS2 A5 6.92% 4/25/31                                                                   44,157             43,997
   Series 2002-HI2 AI6 6.51% 11/25/19                                                                 16,322             16,288
   Series 2005-HI1 A2 3.89% 8/25/34                                                                  407,532            405,107
   Series 2005-HI3 A2 5.09% 9/25/35                                                                  160,000            158,374
   oSeries 2006-HSA1 A2 5.19% 2/25/36                                                                345,000            342,036
   oSeries 2006-HSA2 AI2 5.50% 3/25/36                                                               190,000            189,219
#Sharp Net Interest Margin Trust Series 2003-HE1N 144A 6.90% 11/25/33                                  1,620              1,617
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16                                             115,203            113,581
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                  49,305             44,636
   Series 2005-4XS 1A2B 4.67% 3/25/35                                                                110,000            108,381
   Series 2005-9XS 1A2A 4.84% 6/25/35                                                                 95,000             93,272
   Series 2005-NC1 A2 3.92% 2/25/35                                                                  103,142            102,194
   oSeries 2005-NC1 A7 5.05% 2/25/35                                                                 270,731            270,970
oThornburg Mortgage Securities Trust Series 2005-3 A1 5.05% 10/25/35                                  87,568             87,681
                                                                                                                    -----------
Total Non-Agency Asset-Backed Securities (cost $8,342,238)                                                            8,307,992
                                                                                                                    ===========

Non-Agency Collateralized Mortgage Obligations- 10.90%
oAmerican Home Mortgage Investment Trust Series 2004-2 4A2 3.63% 2/25/44                              12,270             12,249
Banc of America Mortgage Securities
   oSeries 2003-D 1A2 5.50% 5/25/33                                                                    5,086              5,110
   oSeries 2003-I 2A4 3.83% 10/25/33                                                                 121,862            120,792
   Series 2005-9 2A1 4.75% 10/25/20                                                                   71,888             69,341
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                 100,736            100,232
   Series 2004-11 1CB1 6.00% 12/25/34                                                                 44,570             44,344
   Series 2004-2 1A1 6.00% 3/25/34                                                                    81,284             80,877
   Series 2005-9 5A1 5.50% 10/25/20                                                                  128,850            127,361
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                           35,183             34,189
Bear Stearns Alternative A Trust Series 2006-3 33A1 6.207% 5/25/36                                   125,000            125,743
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                               112,757            111,450
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                106,209            105,631
   oSeries 2004-J7 1A2 4.673% 8/25/34                                                                 50,247             49,777
   Series 2006-2CB A3 5.50% 3/25/36                                                                   87,750             87,186
(diamond)oCountrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1 4.089% 5/25/33          48,234             47,405
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                  45,011             45,644
   Series 2004-1 3A1 7.00% 2/25/34                                                                    11,475             11,614
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                      89,429             89,688
oFirst Horizon Asset Securities Series 2004-AR5 4A1 5.673% 10/25/34                                   52,614             52,120
oGeneral Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 A4
5.195% 5/25/35                                                                                        95,770             92,942
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                      39,565             41,197
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                  44,604             46,897
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                  22,004             23,800
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                         53,663             53,751
oIndymac Index Mortgage Loan Trust
   Series 2006-AR2 1A1A 5.04% 4/25/46                                                                 44,822             44,822
   Series 2006-AR7 5A1 6.166% 5/25/36                                                                 80,000             80,475
oJPMorgan Mortgage Trust
   Series 2005-A2 2A1 4.711% 4/25/35                                                                  45,191             44,852
   Series 2005-A6 1A2 5.153% 9/25/35                                                                 105,000            102,359
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                90,294             89,872
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.881% 12/25/33                              95,208             94,816
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                   84,359             88,536
oMLCC Mortgage Investors Series 2005-1 1A 4.738% 4/25/35                                              58,895             58,472

Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35                                           100,000             97,829
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                  44,134             44,861
   Series 2004-SL4 A3 6.50% 7/25/32                                                                   45,953             46,616
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                   48,517             47,713
   Series 2005-3XS A2 5.07% 1/25/35                                                                  127,765            127,843
Structured Asset Securities
   Series 2004-5H A2 4.43% 12/25/33                                                                   82,225             81,251
   Series 2004-12H 1A 6.00% 5/25/34                                                                   43,083             42,679
oWashington Mutual
   Series 2003-AR4 A7 3.95% 5/25/33                                                                   47,801             46,515
   Series 2003-AR9 1A7 4.05% 9/25/33                                                                  28,332             27,654
   Series 2004-AR4 A2 2.98% 6/25/34                                                                  115,000            113,452
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-I 1A1 3.387% 7/25/34                                                                   78,861             79,195
   Series 2004-T A1 3.452% 9/25/34                                                                    57,032             56,972
   Series 2006-AR4 2A1 5.798% 4/25/36                                                                220,000            218,229
                                                                                                                    -----------
Total Non-Agency Collateralized Mortgage Obligations (cost $3,263,028)                                                3,214,353
                                                                                                                    ===========

U.S. Treasury Obligations- 5.69%
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                    155,927            147,741
(oo)83.00% 7/15/12                                                                                   446,561            465,488
   3.625% 1/15/08                                                                                    196,344            201,767
   3.875% 1/15/09                                                                                    568,160            595,014
U.S. Treasury Notes
   4.375% 11/15/08                                                                                    10,000              9,889
   4.50% 2/15/09                                                                                     145,000            143,788
   4.50% 2/28/11                                                                                      85,000             83,788
   4.625% 3/31/08                                                                                     30,000             29,897
                                                                                                                    -----------
Total U.S. Treasury Obligations (cost $1,708,531)                                                                     1,677,372
                                                                                                                    ===========

Repurchase Agreements- 14.67%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $2,160,801,
collateralized by $2,225,000 U.S. Treasury Bills
due 4/20/06, market value $2,220,643)                                                               2,160,000         2,160,000

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$1,040,388, collateralized by $292,000 U.S. Treasury Bills due 6/22/06, market value $289,474, $337,000 U.S. Treasury Bills due 7/20/06, market value $332,764,
$281,000 U.S. Treasury Bills due 8/17/06, market value $276,218 and $163,000
U.S. Treasury Notes 2.625% due 11/15/06, market value
$162,735)                                                                                           1,040,000         1,040,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $1,124,420,
collateralized by $1,174,000 U.S. Treasury Bills due
9/28/06, market value $1,147,410)                                                                   1,124,000         1,124,000
                                                                                                                    -----------
Total Repurchase Agreements (cost $4,324,000)                                                                         4,324,000
                                                                                                                    ===========

Total Market Value of Securities - 103.96%
   (cost $31,048,591)                                                                                                30,643,642
Liabilities Net of Receivables and Other Assets (See Notes) - (3.96%)                                               (1,167,081)
                                                                                                                    -----------
Net Assets Applicable to 3,050,637 Shares Outstanding - 100.00%                                                     $29,476,561
                                                                                                                    ===========

oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
(diamond)Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals 1,222,517, which represented 4.15% of the Series' net assets. See Note 5 in "Notes."
(oo)Fully or partially pledged as collateral for financial futures contracts.
(star)Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at March 31, 2006.

Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
GNMA - Government National Mortgage Association
S.F. - Single Family
TBA - To be announced
yr - Year

The following futures contracts and swap agreements were outstanding at March 31, 2006:

Futures Contracts(1)

                                                                                                           Unrealized
          Contracts                        Notional             Notional                                  Appreciation
        to Buy (Sell)                   Cost (Proceeds)           Value           Expiration Date        (Depreciation)
        -------------                   --------------            -----           ---------------        -------------
 (7) U.S. Treasury 2 year Notes          $(1,428,861)         $(1,427,016)            6/30/06                $ 1,845
(24) U.S. Treasury 5 year Notes           (2,519,094)          (2,506,478)            6/30/06                 12,616
  4  U.S. Treasury 10 year Notes             428,589              425,563             6/30/06                 (3,026)
                                                                                                             -------
                                                                                                             $11,435
                                                                                                             =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

Swap Agreements(2)

                                                                                                           Unrealized
Notional Amount              Expiration Date                       Description                            Depreciation
---------------              ---------------                       -----------                            ------------
     $930,000                     5/1/06               Agreement with State Street to receive the          $(12,237)
                                                       notional amount multiplied by the return on
                                                       the Lehman Brothers Commercial MBS Index AAA
                                                       and to pay the notional amount multiplied by
                                                       the 1 month BBA LIBOR adjusted by a spread of
                                                       plus 0.07%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Capital Reserves Series (the "Series").

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

Cost of investments                  $ 31,060,367
                                     ------------
Aggregate unrealized appreciation          21,249
Aggregate unrealized depreciation        (437,974)
                                     ------------
Net unrealized depreciation          $   (416,725)
                                     ------------

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $1,441,513 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,132,035 expires in 2008, $82,894 expires in 2010, and $226,584 expires in 2013.

3.  Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Swap Agreements
During the period ended March 31, 2006, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Cash Reserve Series

March 31, 2006

                                                                                                    Principal           Market
                                                                                                     Amount              Value
Certificates of Deposit - 21.66%
American Express Centurion Bank 4.75% 5/26/06                                                     $   750,000        $   750,000
Credit Suisse 4.75% 4/20/06                                                                         1,000,000          1,000,000
First Tennessee Bank 4.53% 4/17/06                                                                    750,000            750,000
Sigma Finance 4.83% 1/30/07                                                                           500,000            500,000
Wells Fargo Bank 4.77% 4/24/06                                                                      1,000,000          1,000,000
Wilmington Trust 4.71% 5/8/06                                                                         750,000            750,000
                                                                                                                     -----------
Total Certificates of Deposit (cost $4,750,000)                                                                        4,750,000
                                                                                                                     ===========

(=/)Discounted Commercial Paper - 61.33%
Colleges & Universities - 5.46%
Leland Stanford Junior University 4.781% 5/2/06                                                       500,000            497,951
Yale University 4.625% 4/4/06                                                                         700,000            699,732
                                                                                                                     -----------
                                                                                                                       1,197,683
                                                                                                                     -----------
Energy - 3.40%
Koch Resources 4.842% 4/3/06                                                                          745,000            744,800
                                                                                                                     -----------
                                                                                                                         744,800
                                                                                                                     -----------
Financial Services - 35.19%
(starcircle)Aquinas Funding 4.842% 4/3/06                                                             750,000            749,798
(starcircle)Barton Capital 4.832% 4/3/06                                                              750,000            749,799
(starcircle)Eureka Securitization 4.843% 5/18/06                                                      750,000            745,290
(starcircle)Fountain Square
   4.829% 5/22/06                                                                                     500,000            496,607
   4.852% 4/3/06                                                                                      250,000            249,933
ING America Insurance Holdings 4.916% 7/6/06                                                          690,000            681,076
JPMorgan Chase 4.901% 6/13/06                                                                         309,000            305,961
Lehman Brothers Holdings 4.832% 4/3/06                                                                750,000            749,799
(starcircle)Starbird Funding 4.875% 6/9/06                                                            750,000            743,071
(starcircle)Surrey Funding 4.556% 4/20/06                                                             750,000            748,217
Swiss RE Financial Products 4.581% 4/24/06                                                            750,000            747,829
UBS Finance Delaware 4.832% 4/3/06                                                                    750,000            749,798
                                                                                                                     -----------
                                                                                                                       7,717,178
                                                                                                                     -----------
Industrial - 3.42%
Cargill Inc 4.832% 4/3/06                                                                             750,000            749,799
                                                                                                                     -----------
                                                                                                                         749,799
                                                                                                                     -----------
Mortgage Bankers & Brokers - 10.69%
Morgan Stanley 4.774% 4/4/06                                                                        1,000,000            999,602
Nordea North America 4.556% 4/28/06                                                                   350,000            348,819
Westpac Trust Securities NZ 4.564% 4/28/06                                                          1,000,000            996,618
                                                                                                                     -----------
                                                                                                                       2,345,039
                                                                                                                     -----------
Sovereign Agency - 3.17%
Swedish National Finance 4.847% 5/24/06                                                               700,000            695,043
                                                                                                                     -----------
                                                                                                                         695,043
                                                                                                                     -----------
Total Discount Commercial Paper (cost $13,449,542)                                                                    13,449,542
                                                                                                                     ===========

oFloating Rate Notes - 9.12%
Bank of America 4.81% 6/7/06                                                                        1,000,000          1,000,000
Washington Mutual Bank 4.651% 5/31/06                                                               1,000,000          1,000,000
                                                                                                                     -----------
Total Floating Rate Notes (cost $2,000,000)                                                                            2,000,000
                                                                                                                     ===========

Interest Bearing Commercial Paper - 4.56%
o#Goldman Sachs 144A 4.661% 8/7/06                                                                  1,000,000          1,000,000
                                                                                                                     -----------
Total Interest Bearing Commercial Paper (cost $1,000,000)                                                              1,000,000
                                                                                                                     ===========

oVariable Rate Demand Notes - 3.65%
North Texas Higher Education Authority 4.85% 12/1/44 (AMBAC)                                          800,000            800,000
                                                                                                                     -----------
Total Variable Rate Demand Notes (cost $800,000)                                                                         800,000
                                                                                                                     ===========

Total Market Value of Securities - 100.32%(tri)
   (cost $21,999,542)                                                                                                 21,999,542
Liabilities Net of Receivables and Other Assets (See Notes) - (0.32%)                                                   (70,552)
                                                                                                                     -----------
Net Assets Applicable to 21,928,908 Shares Outstanding - 100.00%                                                     $21,928,990
                                                                                                                     ===========

(=/)The interest rate shown is the effective yield as of the time of purchase. (starcircle)Asset-backed Commercial Paper.
(tri)Also the cost for federal income tax purposes.
oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $1,000,000, which represented 4.56% of the Series' net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Cash Reserve Series (the "Series").

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $53,313 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $53,313 expires in 2010.

3. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series' may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Diversified Income Series
---------------------------------------------------------

March 31, 2006

                                                                                                     Principal           Market
                                                                                                     Amount(o)            Value
                                                                                                                         (U.S. $)
Agency Asset-Backed Securities - 0.11%
oFannie Mae Whole Loan Series 2002-W11 AV1 5.158% 11/25/32                          USD                46,591       $     46,599
 (diamond)FHLMC Structured Pass-Through Securities Series T-30 A5 8.61% 12/25/30                      244,680            244,527
                                                                                                                    ------------
Total Agency Asset-Backed Securities (cost $290,668)                                                                     291,126
                                                                                                                    ============

Agency Collateralized Mortgage Obligations - 1.37%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                     8,086              8,547
   Series 2002-90 A1 6.50% 6/25/42                                                                     26,010             26,322
   Series 2002-90 A2 6.50% 11/25/42                                                                   114,538            116,240
   Series 2003-122 AJ 4.50% 2/25/28                                                                   121,966            118,115
   Series 2005-110 MB 5.50% 9/25/35                                                                   730,000            725,143
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                                                      2,289              2,375
   Series 2001-T8 A2 9.50% 7/25/41                                                                     21,530             23,150
   Series 2002-T4 A3 7.50% 12/25/41                                                                    47,799             49,507
   Series 2004-T1 1A2 6.50% 1/25/44                                                                    48,530             49,400
Fannie Mae Whole Loan
   Series 2002-W6 2A1 7.00% 6/25/42                                                                    82,609             84,829
   Series 2003-W14 1A5 4.71% 9/25/43                                                                       38                 37
   Series 2004-W9 2A1 6.50% 2/25/44                                                                    13,737             13,987
   Series 2004-W11 1A2 6.50% 5/25/44                                                                  156,144            159,004
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                        194,524            202,731
   Series 2326 ZQ 6.50% 6/15/31                                                                       285,723            295,501
   Series 2480 EH 6.00% 11/15/31                                                                          540                540
   Series 2552 KB 4.25% 6/15/27                                                                       179,122            177,070
   Series 2662 MA 4.50% 10/15/31                                                                      307,308            299,636
   Series 2872 GC 5.00% 11/15/29                                                                      220,000            212,765
   Series 2890 PC 5.00% 7/15/30                                                                       105,000            101,862
   Series 2915 KP 5.00% 11/15/29                                                                      265,000            257,418
   Series 3022 MB 5.00% 12/15/28                                                                      165,000            160,973
   Series 3063 PC 5.00% 2/15/29                                                                       540,000            525,718
(diamond)Freddie Mac Structured Pass-Through Securities
   Series T-54 2A 6.50% 2/25/43                                                                        45,936             46,569
   Series T-58 1A2 3.108% 5/25/35                                                                       1,061              1,056
   Series T-58 2A 6.50% 9/25/43                                                                        18,769             19,029
                                                                                                                    ------------
Total Agency Collateralized Mortgage Obligations (cost $3,740,004)                                                     3,677,524
                                                                                                                    ============

Agency Mortgage-Backed Securities - 8.88%
Fannie Mae
   5.50% 1/1/13                                                                                       281,146            279,126
   5.73% 12/1/08                                                                                       22,489             22,665
   6.203% 5/1/09                                                                                       40,702             41,185
   6.50% 8/1/17                                                                                        81,439             83,093
   6.765% 1/1/07                                                                                       22,128             22,155
oFannie Mae ARM
   3.249% 10/1/33                                                                                     542,782            543,366
   5.068% 8/1/35                                                                                      599,828            587,587
Fannie Mae Relocation 15 yr 4.00% 9/1/20                                                              602,590            563,045
Fannie Mae Relocation 30 yr

   5.00% 11/1/33                                                                                       11,538             11,101
   5.00% 8/1/34                                                                                        79,192             76,098
   5.00% 11/1/34                                                                                      109,606            105,324
   5.00% 4/1/35                                                                                       296,699            284,739
   5.00% 10/1/35                                                                                      490,341            470,575
   5.00% 1/1/36                                                                                       623,188            598,066
Fannie Mae S.F. 15 yr TBA
   5.00% 3/1/35                                                                                       350,000            341,250
   5.50% 4/1/20                                                                                       305,000            303,189
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                    973,507            958,296
Fannie Mae S.F. 30 yr
   5.50% 3/1/29                                                                                         3,868              3,792
   5.50% 4/1/29                                                                                         4,090              4,009
   7.50% 3/1/32                                                                                         1,903              1,988
   7.50% 4/1/32                                                                                         7,633              7,977
Fannie Mae S.F. 30 yr TBA
   5.00% 4/1/35                                                                                     3,440,000          3,275,525
   5.50% 4/1/36                                                                                    10,145,000          9,904,057
   6.00% 4/1/36                                                                                     1,880,000          1,880,000
   6.50% 4/1/36                                                                                     1,190,000          1,214,172
   7.00% 4/1/36                                                                                        55,000             56,650
Freddie Mac 7.00% 1/1/08                                                                              128,152            129,033
oFreddie Mac ARM
   2.996% 12/1/33                                                                                     740,093            733,635
   3.733% 4/1/34                                                                                       16,928             16,912
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                              21,903             21,116
Freddie Mac S.F. 30 yr 5.00% 4/1/33 TBA                                                             1,260,000          1,198,969
                                                                                                                    ------------
Total Agency Mortgage-Backed Securities (cost $23,897,948)                                                            23,738,695
                                                                                                                    ============

Agency Obligations - 2.12%
Fannie Mae
   3.00% 8/15/07                                                                                       40,000             38,907
   ^5.329% 10/9/19                                                                                  6,200,000          2,877,327
   6.375% 8/15/07                                                                   AUD               560,000            404,356
^Financing Corporation Principal Strip
   CPN 13 5.161% 12/27/12                                                           USD               100,000             70,670
   CPN D 5.08% 9/26/11                                                                                150,000            113,961
   PRN 16 4.674% 4/5/19                                                                               340,000            171,207
   PRN D 4.57% 9/26/19                                                                              1,335,000            653,958
Freddie Mac
   4.625% 12/19/08                                                                                  1,060,000          1,048,602
   4.75% 1/19/16                                                                                      305,000            295,018
                                                                                                                    ------------
Total Agency Obligations (cost $5,946,528)                                                                             5,674,006
                                                                                                                    ============

Commercial Mortgage-Backed Securities - 1.16%
oBank of America Commercial Mortgage Securities Series 2006-1 AJ 5.46% 9/10/45                        165,000            162,131
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                    215,000            213,445
(diamond)#Commercial Mortgage Pass-Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34        191,329            197,909
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                              90,000             86,733
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                    200,000            195,493
GE Capital Commercial Mortgage Trust
   Series 2002-1A A3 6.269% 12/10/35                                                                  365,000            380,045
   Series 2005-C3 A3FX 4.863% 7/10/45                                                                  50,000             48,962
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42                                 40,000             38,603
oGS Mortgage Securities Series 2006-GG6 AJ 5.782% 4/10/38                                             185,000            184,423
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                       14,506             15,062
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                   290,000            288,544
   Series 2002-C2 A2 5.05% 12/12/34                                                                   280,000            273,147
   Series 2003-C1 A2 4.985% 1/12/37                                                                    20,000             19,410
   oSeries 2006-CB14 AJ 5.679% 12/12/44                                                                75,000             74,393

LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                   110,000            115,847
   Series 2006-C1 A2 5.084% 2/15/31                                                                   115,000            113,545
oMerrill Lynch Mortgage Trust
   Series 2004-BPC1 A3 4.467% 10/12/41                                                                 25,000             23,812
   Series 2005-CIP1 B 5.274% 7/12/38                                                                   80,000             77,188
Morgan Stanley Capital I
   #Series 1999-FNV1 G 144A 6.12% 3/15/31                                                             110,000            110,090
   Series 2005-HQ6 A2A 4.882% 8/13/42                                                                 115,000            112,729
#Tower 144A
   Series 2004-2A A 4.232% 12/15/14                                                                    65,000             62,609
   Series 2006-1 B 5.588% 2/15/36                                                                     120,000            118,984
   Series 2006-1 C 5.707% 2/15/36                                                                     185,000            183,520
                                                                                                                    ------------
Total Commercial Mortgage-Backed Securities (cost $3,182,343)                                                          3,096,624
                                                                                                                    ============

Corporate Bonds- 39.12%
Banking - 2.76%
#Banco BMG 144A 9.15% 1/15/16                                                                         451,000            463,403
o#Banco Santander 144A 5.22% 12/9/09                                                                   60,000             60,087
Bank Nederlandse Gemeenten 6.75% 9/21/11                                            NZD             2,089,000          1,303,752
oBarclays Bank 6.278% 12/29/49                                                      USD               130,000            124,772
Citigroup 5.875% 2/22/33                                                                              210,000            204,725
Credit Suisse First Boston USA 6.125% 11/15/11                                                         75,000             77,131
o#HBOS 144A 5.92% 9/29/49                                                                             200,000            193,439
Kazkommerts International BV 8.00% 11/3/15                                                            538,000            557,422
Popular North America 4.25% 4/1/08                                                                    185,000            180,510
Popular North America Capital Trust 6.564% 9/15/34                                                    130,000            126,841
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                     110,000            105,895
oRBS Capital Trust I 4.709% 12/29/49                                                                   95,000             88,102
Regions Financial 6.375% 5/15/12                                                                      170,000            177,610
o#Resona Bank 144A 5.85% 9/29/49                                                                      305,000            296,502
o#Resona Preferred 144A 7.191% 12/29/49                                                               970,000          1,013,806
Russian Agriculture Bank 6.875% 11/29/10                                                              772,000            779,008
o#Shinsei Finance 144A 6.418% 1/29/49                                                                 475,000            468,381
oWachovia Capital Trust III 5.80% 8/29/49                                                             910,000            895,002
Western Financial 9.625% 5/15/12                                                                      235,000            264,963
                                                                                                                    ------------
                                                                                                                       7,381,351
                                                                                                                    ------------
Basic Industry - 3.79%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                     150,000            151,688
   7.875% 8/1/09                                                                                      535,000            533,663
AK Steel 7.875% 2/15/09                                                                               345,000            348,450
Aleris International 9.00% 11/15/14                                                                   361,000            379,953
Alrosa Finance 8.875% 11/17/14                                                                        222,000            253,768
@#Alrosa Finance 144A 8.875% 11/17/14                                                                 569,000            650,083
Barrick Gold Finance 7.50% 5/1/07                                                                      60,000             61,334
Bowater
   9.00% 8/1/09                                                                                       195,000            203,775
   9.50% 10/15/12                                                                                     665,000            708,224
#Codelco 144A 5.625% 9/21/35                                                                          190,000            179,900
Donohue Forest Products 7.625% 5/15/07                                                                275,000            279,125
#Evraz Group SA 144A 8.25% 11/10/15                                                                   757,000            766,462
Georgia-Pacific
   8.875% 5/15/31                                                                                     775,000            836,999
   9.50% 12/1/11                                                                                      230,000            253,000
Huntsman International 10.125% 7/1/09                                                                 680,000            700,400
#Ineos Group Holdings 144A 8.50% 2/15/16                                                              170,000            162,350
Lubrizol 4.625% 10/1/09                                                                                40,000             38,785
Lyondell Chemical 10.50% 6/1/13                                                                        50,000             55,625
#Nell AF SARL 144A 8.375% 8/15/15                                                                     350,000            349,125
Norske Skog Canada 8.625% 6/15/11                                                                     565,000            570,650
#Port Townsend Paper 144A 12.00% 4/15/11                                                              410,000            323,900

Potlatch 13.00% 12/1/09                                                                               150,000            175,810
Rhodia 8.875% 6/1/11                                                                                  376,000            389,160
Smurfit Capital Funding 7.50% 11/20/25                                                                745,000            696,575
++Solutia 6.72% 10/15/37                                                                               515,000            439,038
Tembec Industries 8.625% 6/30/09                                                                      580,000            352,350
Vale Overseas 6.25% 1/11/16                                                                           165,000            163,144
Witco 6.875% 2/1/26                                                                                   125,000            118,750
                                                                                                                    ------------
                                                                                                                      10,142,086
                                                                                                                    ------------
Brokerage - 1.12%
Amvescap 4.50% 12/15/09                                                                               150,000            144,620
E Trade Financial 8.00% 6/15/11                                                                       760,000            793,250
FINOVA Group 7.50% 11/15/09                                                                           836,000            282,150
Franklin Resources 3.70% 4/15/08                                                                        5,000              4,843
Goldman Sachs 6.345% 2/15/34                                                                          215,000            213,899
LaBranche & Company
   9.50% 5/15/09                                                                                      225,000            241,875
   11.00% 5/15/12                                                                                     410,000            457,150
oMerrill Lynch 4.79% 3/12/07                                                                           95,000             94,423
Morgan Stanley
   4.75% 4/1/14                                                                                       125,000            116,814
   5.375% 10/15/15                                                                                    655,000            635,586
                                                                                                                    ------------
                                                                                                                       2,984,610
                                                                                                                    ------------
Capital Goods - 1.33%
Allied Waste North America 9.25% 9/1/12                                                               574,000            622,072
Armor Holdings 8.25% 8/15/13                                                                          330,000            355,575
Building Materials 8.00% 10/15/07                                                                     275,000            282,219
Casella Waste Systems 9.75% 2/1/13                                                                    565,000            607,375
General Electric 5.00% 2/1/13                                                                         175,000            170,465
Geo Subordinate 11.00% 5/15/12                                                                        340,000            336,600
Graham Packaging 9.875% 10/15/14                                                                      300,000            305,250
Graphic Packaging International 9.50% 8/15/13                                                         115,000            108,100
Interface 10.375% 2/1/10                                                                              285,000            313,500
Intertape Polymer 8.50% 8/1/14                                                                        285,000            282,150
#Panolam Industries International 144A 10.75% 10/1/13                                                 185,000            180,375
                                                                                                                    ------------
                                                                                                                       3,563,681
                                                                                                                    ------------
Communications - 6.48%
(starcircle)Adelphia Communications 8.125% 7/15/06                                                    280,000            168,000
American Cellular 10.00% 8/1/11                                                                       130,000            141,700
American Tower 7.125% 10/15/12                                                                        420,000            438,900
AT&T 9.05% 11/15/11                                                                                   245,000            265,153
Bellsouth 4.20% 9/15/09                                                                                40,000             38,410
British Telecommunications 8.875% 12/15/30                                                            220,000            282,252
CCH I 11.00% 10/1/15                                                                                  485,000            405,581
Centennial Communications 10.00% 1/1/13                                                               170,000            177,438
++Century Communications 9.50% 9/1/06                                                                 300,000            295,500
Cenveo 9.625% 3/15/12                                                                                 390,000            421,688
#Charter Communications 144A 5.875% 11/16/09                                                           65,000             44,281
Charter Communications Holdings
   11.125% 1/15/11                                                                                    430,000            230,050
   (openstar)13.50% 1/15/11                                                                           420,000            245,700
#Charter Communications Operating 144A 8.375% 4/30/14                                                 260,000            260,650
Cincinnati Bell 8.375% 1/15/14                                                                        647,000            660,749
o#Cleveland Unlimited 144A 13.16% 12/15/10                                                            100,000            103,000
Comcast 6.50% 11/15/35                                                                                 70,000             68,139
Cox Communications 4.625% 1/15/10                                                                      60,000             57,565
CSC Holdings
   8.125% 7/15/09                                                                                      92,000             95,565
   8.125% 8/15/09                                                                                     240,000            249,000
   10.50% 5/15/16                                                                                     507,000            536,153
oDeutsche Telekom International Finance 5.12% 3/23/09                                                 475,000            475,505
Dex Media East 12.125% 11/15/12                                                                       350,000            401,625
#Digicel Limited 144A 9.25% 9/1/12                                                                    100,000            106,250

GTE California 7.65% 3/15/07                                                                          470,000            479,496
(openstar)Inmarsat Finance 10.375% 11/15/12                                                         1,545,000          1,320,974
Insight Midwest 10.50% 11/1/10                                                                      1,149,000          1,215,068
iPCS 11.50% 5/1/12                                                                                     80,000             91,600
oIWO Escrow Company 8.35% 1/15/12                                                                      40,000             41,850
oLiberty Media 6.41% 9/17/06                                                                           62,000             62,331
MCI 6.908% 5/1/07                                                                                     105,000            106,313
Mediacom Capital 9.50% 1/15/13                                                                        670,000            666,650
Qwest
   7.875% 9/1/11                                                                                      255,000            273,488
   o8.16% 6/15/13                                                                                     125,000            138,125
#RH Donnelley 144A 8.875% 1/15/16                                                                     370,000            386,650
Rural Cellular 9.875% 2/1/10                                                                          295,000            316,388
o#Rural Cellular 144A 10.43% 11/1/12                                                                  230,000            239,775
Sheridan Acquisition 10.25% 8/15/11                                                                   215,000            222,256
Sirius Satellite 9.625% 8/1/13                                                                        350,000            343,000
Sprint Capital
   4.78% 8/17/06                                                                                      105,000            104,793
   7.625% 1/30/11                                                                                     280,000            303,125
Telecom Italia Capital 4.00% 1/15/10                                                                  680,000            639,813
#Telecom Personal 144A 9.25% 12/22/10                                                                 518,000            534,835
Telefonos de Mexico 4.50% 11/19/08                                                                    395,000            385,073
Time Warner Entertainment 8.375% 3/15/23                                                              155,000            175,663
Triton Communications 9.375% 2/1/11                                                                   265,000            181,525
oUS LEC 12.716% 10/1/09                                                                               135,000            146,475
US Unwired 10.00% 6/15/12                                                                             265,000            298,456
Verizon Wireless 5.375% 12/15/06                                                                      315,000            315,088
Vertis 10.875% 6/15/09                                                                                495,000            488,813
Vimpelcom 10.00% 6/16/09                                                                              484,000            521,510
#Wind Acquisition 144A 10.75% 12/1/15                                                                 725,000            786,625
XM Satellite Radio 12.00% 6/15/10                                                                     333,000            373,376
                                                                                                                    ------------
                                                                                                                      17,327,988
                                                                                                                    ------------
Consumer Cyclical - 7.28%
Accuride 8.50% 2/1/15                                                                                 250,000            249,063
AutoNation 9.00% 8/1/08                                                                               225,000            243,000
Brickman Group 11.75% 12/15/09                                                                        305,000            332,831
Carrols 9.00% 1/15/13                                                                                 375,000            378,750
#CCM Merger 144A 8.00% 8/1/13                                                                         425,000            425,000
oCentex 4.93% 8/1/07                                                                                  130,000            130,062
Corrections Corporation of America 7.50% 5/1/11                                                       420,000            434,700
oDaimlerChrysler NA Holdings 5.33% 3/13/09                                                            840,000            840,826
#Dave & Busters 144A 11.25% 3/15/14                                                                   190,000            193,325
DR Horton 5.25% 2/15/15                                                                               440,000            403,282
#Festival Fun Park 144A 10.875% 4/15/14                                                               125,000            126,484
Ford Motor 7.45% 7/16/31                                                                              725,000            541,938
Ford Motor Credit
   5.625% 10/1/08                                                                                      10,000              9,150
   5.70% 1/15/10                                                                                      105,000             93,256
   6.625% 6/16/08                                                                                     155,000            146,779
#Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                  1,196,000          1,251,314
Gaylord Entertainment 8.00% 11/15/13                                                                  340,000            356,150
General Motors 8.375% 7/15/33                                                                         185,000            136,438
General Motors Acceptance Corporation
   6.75% 12/1/14                                                                                      265,000            238,931
   6.875% 9/15/11                                                                                   1,605,000          1,497,636
   8.00% 11/1/31                                                                                    2,440,000          2,312,084
Home Depot 5.40% 3/1/16                                                                               405,000            400,882
Johnson Controls 5.00% 11/15/06                                                                        20,000             19,934
Landry's Restaurant 7.50% 12/15/14                                                                    470,000            455,900
Lodgenet Entertainment 9.50% 6/15/13                                                                  680,000            737,799
Mandalay Resort Group
   9.50% 8/1/08                                                                                       110,000            117,563

   10.25% 8/1/07                                                                                      315,000            333,113
Metaldyne 10.00% 11/1/13                                                                              380,000            357,200
MGM MIRAGE 9.75% 6/1/07                                                                               540,000            564,975
#Neiman Marcus 144A
   9.00% 10/15/15                                                                                     445,000            472,813
   10.375% 10/15/15                                                                                   650,000            693,875
O'Charleys 9.00% 11/1/13                                                                              160,000            164,000
Penney (J.C.)
   7.375% 8/15/08                                                                                     120,000            125,190
   7.40% 4/1/37                                                                                        65,000             70,408
   7.65% 8/15/16                                                                                      100,000            110,632
Playtex Products 9.375% 6/1/11                                                                        420,000            441,000
Royal Caribbean Cruises 7.25% 3/15/18                                                                 375,000            394,821
Schuler Homes 10.50% 7/15/11                                                                           80,000             85,400
Time Warner 8.18% 8/15/07                                                                             210,000            217,538
(openstar)Town Sports International 11.00% 2/1/14                                                     130,000             98,963
True Temper Sports 8.375% 9/15/11                                                                     475,000            437,000
#Uno Restaurant 144A 10.00% 2/15/11                                                                   430,000            350,450
Visteon
   7.00% 3/10/14                                                                                       50,000             38,750
   8.25% 8/1/10                                                                                     1,440,000          1,195,199
Warnaco 8.875% 6/15/13                                                                                185,000            197,488
Warner Music Group 7.375% 4/15/14                                                                     460,000            457,700
Wheeling Island Gaming 10.125% 12/15/09                                                               570,000            599,213
                                                                                                                    ------------
                                                                                                                      19,478,805
                                                                                                                    ------------
Consumer Non-Cyclical - 4.08%
Accellent 10.50% 12/1/13                                                                              240,000            257,400
#AmerisourceBergen 144A 5.875% 9/15/15                                                                315,000            311,396
Amgen 4.00% 11/18/09                                                                                   30,000             28,715
#Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                          210,000            213,150
Biovail 7.875% 4/1/10                                                                               1,133,000          1,161,325
Constellation Brands 8.125% 1/15/12                                                                   414,000            436,253
Cott Beverages 8.00% 12/15/11                                                                         465,000            477,788
#CRC Health 144A 10.75% 2/1/16                                                                        470,000            486,450
Doane Pet Care 10.625% 11/15/15                                                                       220,000            234,300
Dole Food 8.875% 3/15/11                                                                              125,000            124,375
Gold Kist 10.25% 3/15/14                                                                              160,000            173,600
HCA 5.50% 12/1/09                                                                                     130,000            127,305
oHealthSouth 8.376% 3/10/13                                                                         1,200,000          1,210,499
Kraft Foods
   4.125% 11/12/09                                                                                     65,000             62,183
   6.50% 11/1/31                                                                                       60,000             62,805
#Le-Natures 144A 10.00% 6/15/13                                                                       430,000            453,650
Marsh Supermarket 8.875% 8/1/07                                                                        60,000             55,950
Medco Health Solutions 7.25% 8/15/13                                                                  695,000            749,387
MedPartners 7.375% 10/1/06                                                                            410,000            414,100
#Miller Brewing 144A 4.25% 8/15/08                                                                     65,000             63,448
National Beef Packing 10.50% 8/1/11                                                                   325,000            329,875
Pilgrim's Pride 9.625% 9/15/11                                                                        310,000            324,725
Pinnacle Foods 8.25% 12/1/13                                                                          150,000            149,250
RJ Reynolds Tobacco 6.50% 6/1/07                                                                      125,000            126,250
oSafeway 5.315% 3/27/09                                                                               455,000            455,231
US Oncology
   9.00% 8/15/12                                                                                      125,000            130,000
   10.75% 8/15/14                                                                                     660,000            724,350
UST 6.625% 7/15/12                                                                                    130,000            135,091
(openstar)Vanguard Health 11.25% 10/1/15                                                              765,000            562,275
#Warner Chilcott 144A 9.25% 2/1/15                                                                    595,000            593,513
Wyeth 5.50% 2/1/14                                                                                    275,000            271,772
                                                                                                                    ------------
                                                                                                                      10,906,411
                                                                                                                    ------------

Electric - 2.47%

Avista 9.75% 6/1/08                                                                                   415,000            449,514
++#Calpine 144A 9.90% 7/15/07                                                                         180,838            169,083
#Centrais Eletricas Brasileiras 144A 7.75% 11/30/15                                                 1,116,000          1,166,219
Dominion Resources
   o5.265% 9/28/07                                                                                    600,000            600,769
   5.687% 5/15/08                                                                                     365,000            365,829
Duke Capital 5.668% 8/15/14                                                                            95,000             94,024
#Dynegy Holdings 144A
   8.375% 5/1/16                                                                                      125,000            125,000
   10.125% 7/15/13                                                                                    345,000            395,698
Elwood Energy 8.159% 7/5/26                                                                           262,159            280,438
Midwest Generation
   8.30% 7/2/09                                                                                       295,000            304,819
   8.75% 5/1/34                                                                                       240,000            261,000
Mirant Americas Generation 8.30% 5/1/11                                                               500,000            520,000
NRG Energy 7.25% 2/1/14                                                                               475,000            483,906
Oncor Electric Delivery 7.00% 5/1/32                                                                   20,000             21,707
Orion Power 12.00% 5/1/10                                                                             190,000            215,175
Pepco Holdings 5.50% 8/15/07                                                                          250,000            250,108
#Power Contract Financing 144A 6.256% 2/1/10                                                          200,000            201,191
oSCANA 4.97% 3/1/08                                                                                   155,000            155,243
#Solectron 144A 8.00% 3/15/16                                                                         250,000            251,875
Southern California Edison
   o4.965% 12/13/07                                                                                    75,000             75,060
   6.00% 1/15/34                                                                                      120,000            119,392
#Tenaska Alabama 144A 7.00% 6/30/21                                                                    98,526             99,338
                                                                                                                    ------------
                                                                                                                       6,605,388
                                                                                                                    ------------
Emerging Markets - 0.43%
#C&M Finance 144A 8.10% 2/1/16                                                                        283,000            283,668
Siberian Oil 10.75% 1/15/09                                                                           424,000            474,414
Southern Peru Copper 7.50% 7/27/35                                                                    415,000            404,864
                                                                                                                    ------------
                                                                                                                       1,162,946
                                                                                                                    ------------
Energy - 0.85%
Bluewater Finance 10.25% 2/15/12                                                                      230,000            242,650
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                115,000            111,840
Compton Petroleum 7.625% 12/1/13                                                                      110,000            110,550
#Hilcorp Energy 144A
   7.75% 11/1/15                                                                                      505,000            506,262
   10.50% 9/1/10                                                                                      103,000            113,944
Nexen 5.875% 3/10/35                                                                                   95,000             88,851
Quicksilver Resources 7.125% 4/1/16                                                                   200,000            198,500
oSecunda International 12.60% 9/1/12                                                                  240,000            258,000
SESI 8.875% 5/15/11                                                                                    95,000             99,750
Talisman Energy 5.125% 5/15/15                                                                        130,000            124,763
Weatherford International 4.95% 10/15/13                                                               72,000             69,286
Whiting Petroleum 7.25% 5/1/13                                                                        105,000            105,263
#VeraSun Energy 144A 9.875% 12/15/12                                                                  230,000            244,950
                                                                                                                    ------------
                                                                                                                       2,274,609
                                                                                                                    ------------
Financials - 1.76%
American General Finance 4.875% 7/15/12                                                               385,000            368,352
FTI Consulting 7.625% 6/15/13                                                                         210,000            222,075
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                                        300,000            294,874
International Lease Finance 4.625% 6/2/08                                                              25,000             24,623
oMUFG Capital Finance 1 6.346% 7/29/49                                                                260,000            256,784
Residential Capital
   6.00% 2/22/11                                                                                      740,000            734,857
   6.125% 11/21/08                                                                                    380,000            380,837
   6.375% 6/30/10                                                                                     285,000            287,378
   6.875% 6/30/15                                                                                   1,065,000          1,112,176
SLM 6.50% 6/15/10                                                                   NZD             1,650,000          1,014,817
                                                                                                                    ------------
                                                                                                                       4,696,773
                                                                                                                    ------------

Industrial - Other - 0.76%
Adesa 7.625% 6/15/12                                                                USD               290,000            297,975
Foster Wheeler 10.359% 9/15/11                                                                         44,000             48,840
Interline Brands 11.50% 5/15/11                                                                       232,000            257,230
#Knowledge Learn 144A 7.75% 2/1/15                                                                    115,000            110,113
Mueller Group 10.00% 5/1/12                                                                           500,000            550,000
(openstar)Mueller Holdings 14.75% 4/15/14                                                             245,000            200,900
Trimas 9.875% 6/15/12                                                                                 605,000            556,600
                                                                                                                    ------------
                                                                                                                       2,021,658
                                                                                                                    ------------
Insurance - 2.50%
oBerkshire Hathaway Finance 4.61% 1/11/08                                                              75,000             75,141
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                          550,000            559,426
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                        70,000             69,144
   8.625% 5/1/24                                                                                        5,000              5,856
Marsh & McLennan
   o4.72% 7/13/07                                                                                     345,000            344,740
   5.15% 9/15/10                                                                                      230,000            225,035
   5.375% 3/15/07                                                                                     370,000            369,066
MetLife 5.00% 6/15/15                                                                                  80,000             76,276
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                       225,000            258,571
#Nippon Life Insurance 144A 4.875% 8/9/10                                                             535,000            518,964
o(diamond)#North Front Pass-Through Trust 144A 5.81% 12/15/24                                         500,000            486,764
o#Oil Insurance 144A 5.15% 8/15/33                                                                    215,000            211,742
o#Premium Asset Trust Series 2005-2 144A 4.713% 2/2/07                                                 85,000             84,882
St. Paul Travelers 5.01% 8/16/07                                                                      170,000            168,540
#Symetra Financial 144A 6.125% 4/1/16                                                                 260,000            258,656
o(diamond)#Twin Reefs Pass-Through Trust 144A 5.698% 12/31/49                                         100,000            100,099
UnitedHealth Group
   5.375% 3/15/16                                                                                     355,000            347,752
   5.80% 3/15/36                                                                                      275,000            262,777
#Unumprovident Finance 144A 6.85% 11/15/15                                                            185,000            188,407
WellPoint
   4.25% 12/15/09                                                                                      80,000             76,886
   5.85% 1/15/36                                                                                      155,000            146,948
Willis Group
   5.125% 7/15/10                                                                                     580,000            568,321
   5.625% 7/15/15                                                                                     325,000            317,180
o#ZFS Finance USA 144A
   6.15% 12/15/65                                                                                     500,000            487,433
   6.45% 12/15/65                                                                                     500,000            481,995
                                                                                                                      ----------
                                                                                                                       6,690,601
                                                                                                                      ----------
Natural Gas - 0.87%
#Atlas Pipeline 144A 8.125% 12/15/15                                                                  325,000            340,438
oAtmos Energy 4.975% 10/15/07                                                                         170,000            170,226
#Copano Energy 144A 8.125% 3/1/16                                                                     100,000            104,000
El Paso Natural Gas 7.625% 8/1/10                                                                      60,000             62,850
El Paso Production Holding 7.75% 6/1/13                                                               150,000            156,188
Enterprise Products Operating
   4.00% 10/15/07                                                                                      30,000             29,360
   4.625% 10/15/09                                                                                    225,000            217,608
Inergy Finance 6.875% 12/15/14                                                                        275,000            262,624
#Inergy Finance 144A 8.25% 3/1/16                                                                      75,000             77,250
Kinder Morgan Finance 5.35% 1/5/11                                                                    330,000            325,073
Oneok 5.51% 2/16/08                                                                                   180,000            179,803
oSempra Energy 5.24% 5/21/08                                                                          115,000            115,202
Tennessee Gas Pipeline 8.375% 6/15/32                                                                  80,000             91,686
Valero Logistics Operations 6.05% 3/15/13                                                             190,000            192,410
                                                                                                                    ------------
                                                                                                                       2,324,718
                                                                                                                    ------------
Real Estate - 0.62%
American Real Estate Partners 8.125% 6/1/12                                                           435,000            449,138
BF Saul REIT 7.50% 3/1/14                                                                             335,000            345,050
Developers Diversified Realty

   5.25% 4/15/11                                                                                       95,000             92,742
   5.375% 10/15/12                                                                                    415,000            404,516
HRPT Properties Trust 5.75% 2/15/14                                                                   135,000            131,909
Tanger Properties 9.125% 2/15/08                                                                      225,000            237,392
                                                                                                                    ------------
                                                                                                                       1,660,747
                                                                                                                    ------------
Technology - 0.87%
Chartered Semiconductor Manufacturing 6.25% 4/4/13                                                    245,000            242,790
Magnachip Semiconductor 8.00% 12/15/14                                                                630,000            592,200
Sanmina-SCI 8.125% 3/1/16                                                                             115,000            116,725
#Sunguard Data Systems 144A
   9.125% 8/15/13                                                                                      50,000             53,125
   10.25% 8/15/15                                                                                     510,000            539,325
#Telcordia Technologies 144A 10.00% 3/15/13                                                           845,000            777,400
                                                                                                                    ------------
                                                                                                                       2,321,565
                                                                                                                    ------------
Transportation - 1.15%
American Airlines
   6.817% 5/23/11                                                                                     125,000            122,813
   7.379% 5/23/16                                                                                     170,537            154,763
Continental Airlines 6.503% 6/15/11                                                                   205,000            207,072
oCSX 4.99% 8/3/06                                                                                      31,000             31,027
#Erac USA Finance 144A
   5.30% 11/15/08                                                                                     100,000             99,513
   7.35% 6/15/08                                                                                      200,000            207,779
(openstar)H-Lines Finance Holdings 11.00% 4/1/13                                                      501,000            418,334
#Hertz 144A
   8.875% 1/1/14                                                                                      175,000            182,438
   10.50% 1/1/16                                                                                       80,000             87,200
Horizon Lines 9.00% 11/1/12                                                                           185,000            196,563
Kansas City Southern Railway 9.50% 10/1/08                                                            270,000            289,575
OMI 7.625% 12/1/13                                                                                    540,000            554,849
Seabulk International 9.50% 8/15/13                                                                   115,000            128,225
Stena 9.625% 12/1/12                                                                                  350,000            383,250
                                                                                                                    ------------
                                                                                                                       3,063,401
                                                                                                                    ------------
Total Corporate Bonds (cost $105,472,647)                                                                            104,607,338
                                                                                                                    ============

Foreign Agencies - 2.85%
Austria - 0.59%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY           180,000,000          1,565,243
                                                                                                                    ------------
                                                                                                                       1,565,243
                                                                                                                    ------------
Germany - 1.93%
KFW
   4.75% 12/7/10                                                                    GBP               456,000            794,469
   6.00% 2/28/11                                                                    NZD               143,000             86,411
   6.50% 11/15/11                                                                   NZD             3,465,000          2,153,944
KFW International Finance 1.75% 3/23/10                                             JPY           135,000,000          1,171,707
Rentenbank 1.375% 4/25/13                                                           JPY           116,000,000            966,087
                                                                                                                    ------------
                                                                                                                       5,172,618
                                                                                                                    ------------
Mexico - 0.23%
Pemex Project Funding Master Trust 6.625% 6/15/35                                   USD               363,000            351,112
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                             USD               285,000            275,666
                                                                                                                    ------------
                                                                                                                         626,778
                                                                                                                    ------------
Ukraine - 0.10%
Exim of Ukraine 7.75% 9/23/09                                                       USD               255,000            258,978
                                                                                                                    ------------
                                                                                                                         258,978
                                                                                                                    ------------
Total Foreign Agencies (cost $8,163,571)                                                                               7,623,617
                                                                                                                    ============

Municipal Bonds - 0.22%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                             85,000             90,171
California State 5.00% 2/1/33                                                                          25,000             25,609
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                   95,000             98,901
Colorado Department of Transportation Revenue 5.00% 12/15/12 (FGIC)                                     5,000              5,324
Illinois State Taxable Pension 5.10% 6/1/33                                                            10,000              9,376
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36                  220,000            229,875

New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                          25,000             26,325
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                             45,000             48,244
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                       40,000             42,459
Oregon State Taxable Pension 5.892% 6/1/27                                                              5,000              5,170
West Virginia Economic Development Authority 6.07% 7/1/26                                               5,000              5,068
                                                                                                                    ------------
Total Municipal Bonds (cost $579,553)                                                                                    586,522
                                                                                                                    ============

Non-Agency Asset Backed Securities - 2.45%
oAmeriquest Mortgage Securities Series 2006-R1 A2C 5.008% 3/25/36                                     295,000            294,997
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13                                   798,584
786,864
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                     10,000              9,151
Countrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                                                   230,000            225,666
   oSeries 2005-12 2A2 4.898% 2/25/36                                                                 385,000            380,615
   oSeries 2006-3 2A2 4.998% 6/25/36                                                                  800,000            799,992
   oSeries 2006-4 2A2 4.998% 7/25/36                                                                1,050,000          1,050,001
Credit-Based Asset Service and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35                    390,364            388,619
Household Automotive Trust Series 2002-1 A4 4.39% 5/18/09                                               9,336              9,307
#MBNA Master Credit Card Trust Series 2000-D C 144A 8.40% 9/15/09                                      25,000             25,740
oMerrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                                  170,486            169,815
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                         20,721             19,362
   Series 2004-1 A 6.005% 8/15/37                                                                      11,239             11,334
   Series 2005-1 A 5.745% 1/15/40                                                                     258,757            253,744
oOption One Mortgage Loan Trust Series 2005-4 A3 5.078% 11/25/35                                      455,000            455,762
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                        125,000            125,000
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                    95,000             94,238
   Series 2005-4 A2 5.399% 2/25/36                                                                    170,000            169,015
   Series 2005-4 A3 5.565% 2/25/36                                                                    110,000            109,221
oResidential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                 50,000             49,347
oResidential Asset Securities Series 2006-KS3 AI3 4.992% 4/25/36                                      685,000            685,000
oResidential Funding Mortgage Securities II Series 2005-HI2 A1 4.958% 5/25/35                         282,889            282,919
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                   54,495             49,334
   oSeries 2005-NC1 A7 5.048% 2/25/35                                                                  91,773             91,854
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                                               22,882             22,891
                                                                                                                    ------------
Total Non-Agency Asset Backed Securities (cost $6,580,307)                                                             6,559,788
                                                                                                                    ============

Non-Agency Collateralized Mortgage Obligations - 7.57%
oAmerican Home Mortgage Investment Trust Series 2004-2 4A2 4.34% 2/25/44                               93,776             93,614
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                   11,851             11,792
   Series 2004-2 1A1 6.00% 3/25/34                                                                      3,387              3,370
   Series 2004-10 1CB1 6.00% 11/25/34                                                                  93,262             92,788
   Series 2005-3 2A1 5.50% 4/25/20                                                                     82,694             81,841
   Series 2005-5 2CB1 6.00% 6/25/35                                                                   224,252            223,061
   Series 2005-6 7A1 5.50% 7/25/20                                                                    297,372            294,119
   Series 2005-9 5A1 5.50% 10/25/20                                                                   586,985            580,199
Bank of America Mortgage Securities
   oSeries 2003-D 1A2 3.479% 5/25/33                                                                      565                568
   oSeries 2003-I 2A4 3.828% 10/25/33                                                                  44,314             43,924
   Series 2005-9 2A1 4.75% 10/25/20                                                                   388,194            374,441
   oSeries 2005-A 1A1 4.054% 2/25/35                                                                  144,764            142,050
   oSeries 2005-E 2A1 4.978% 6/25/35                                                                   74,067             72,709
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                          131,937            128,207
Bear Stearns Alternative A Trust Series 2006-3 A3 6.202% 5/25/36                                      500,000            502,970
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                465,121            459,732
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18                                                650,295            629,676
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                 483,081            480,453
   oSeries 2004-J7 1A2 4.673% 8/25/34                                                                  62,809             62,221

   oSeries 2005-63 3A1 5.904% 11/25/35                                                                412,234            412,622
   Series 2006-2CB A3 5.50% 3/25/36                                                                   341,248            339,058
(diamond)Countrywide Home Loan Mortgage Pass-Through Trust
   oSeries 2003-21 A1 4.089% 5/25/33                                                                    1,206              1,185
   Series 2006-1 A2 6.00% 3/25/36                                                                     359,926            354,964
   Series 2006-HYB3 3A1 6.148% 5/25/36                                                                455,000            458,021
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                    6,138              6,224
   oSeries 2003-AR22 2A3 4.107% 9/25/33                                                                45,776             45,543
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                      463,915            465,256
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                     2,384              2,516
   oSeries 2004-AR5 4A1 5.673% 10/25/34                                                                32,026             31,725
oGMAC Mortgage Loan Trust Series 2005-AR2 A4 5.195% 5/25/35                                           374,372            363,320
#GSMPS Mortgage Loan Trust 144A
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                  416,300            437,705
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                  363,072            392,699
   Series 2006-RP1 1A2 7.50% 1/25/36                                                                  513,032            540,602
oIndymac Index Mortgage Loan Trust
   Series 2005-AR25 1A21 5.901% 12/25/35                                                              429,029            429,301
   Series 2006-AR2 1A1A 5.038% 4/25/46                                                                547,821            547,821
   Series 2006-AR7 5A1 6.166% 5/25/36                                                                 320,000            321,901
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                     204,047            207,236
oJP Morgan Mortgage Trust
   Series 2005-A2 2A1 4.709% 4/25/35                                                                  252,318            250,425
   Series 2005-A6 1A2 5.153% 9/25/35                                                                  855,000            833,496
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                356,424            354,758
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.887% 12/25/33                               11,901             11,852
MASTR Alternative Loans Trust
   Series 2003-9 1A1 5.50% 12/25/18                                                                    27,297             26,998
   Series 2005-3 7A1 6.00% 4/25/35                                                                    114,160            113,529
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34                                                                     99,031            103,933
   Series 2005-2 1A4 8.00% 5/25/35                                                                    394,741            414,725
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                     274,279            268,879
oMLCC Mortgage Investors Series 2005-1 1A 4.738% 4/25/35                                              325,888            323,546
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35                                            275,000            269,029
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                 13,807             13,661
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                    1,697              1,725
   Series 2004-SL4 A3 6.50% 7/25/32                                                                    61,271             62,155
   Series 2005-SL1 A2 6.00% 5/25/32                                                                   158,645            160,455
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                    40,430             39,761
   Series 2005-3XS A2 5.068% 1/25/35                                                                  673,224            673,635
Structured Asset Securities
   oSeries 2002-22H 1A 6.983% 11/25/32                                                                  2,014              2,038
   Series 2004-12H 1A 6.00% 5/25/34                                                                    48,827             48,370
   Series 2004-5H A2 4.43% 12/25/33                                                                   349,895            345,751
oThornburg Mortgage Securities Trust 2005-3 A1 5.048% 10/25/35                                        376,542            377,029
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                    5,558              5,409
   oSeries 2003-AR9 1A7 4.052% 9/25/33                                                                 28,332             27,654
   Series 2004-CB3 1A 6.00% 10/25/34                                                                   59,431             58,736
   Series 2004-CB3 4A 6.00% 10/25/19                                                                   19,196             19,394
(diamond)Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                     65,287             63,884
   Series 2005-1 6A2 6.50% 3/25/35                                                                     15,343             15,420
   Series 2005-9 3CB 5.50% 10/25/20                                                                   305,976            302,384
   Series 2006-2 2CB 6.50% 3/25/36                                                                    329,184            330,992
Wells Fargo Mortgage Backed Securities Trust

   oSeries 2004-I 1A1 3.387% 7/25/34                                                                  109,192            109,655
   oSeries 2004-T A1 3.452% 9/25/34                                                                   224,958            224,723
   Series 2005-12 1A7 5.50% 11/25/35                                                                  507,195            486,115
   Series 2005-17 1A1 5.50% 1/25/36                                                                   437,125            421,279
   Series 2005-17 1A2 5.50% 1/25/36                                                                   407,655            393,133
   oSeries 2005-AR16 2A1 4.946% 10/25/35                                                              556,535            550,690
   Series 2006-1 A3 5.00% 3/25/21                                                                     794,421            768,106
   Series 2006-2 3A1 5.75% 3/25/36                                                                    468,394            460,713
   oSeries 2006-AR4 1A1 5.87% 4/25/36                                                                 645,000            642,820
   oSeries 2006-AR4 2A1 5.798% 4/25/36                                                                450,000            446,378
   oSeries 2006-AR5 2A1 5.552% 4/25/36                                                                585,000            581,846
                                                                                                                    ------------
Total Non-Agency Collateralized Mortgage Obligations (cost $20,418,330)                                               20,240,515
                                                                                                                    ============

Regional Agencies - 0.30%
Australia - 0.30%
Queensland Treasury
   6.00% 8/14/13                                                                     AUD              349,000            256,925
   6.00% 10/14/15                                                                    AUD              745,000            551,604
                                                                                                                    ------------
Total Regional Agencies (cost $855,060)                                                                                  808,529
                                                                                                                    ============

Regional Authorities - 1.88%
Canada - 1.88%
Ontario Province
   1.875% 1/25/10                                                                   JPY           180,000,000          1,570,380
   4.50% 3/8/15                                                                     CAD               273,000            233,334
   6.25% 6/16/15                                                                    NZD             3,905,000          2,393,689
Quebec Province 6.75% 11/9/15                                                       NZD               645,000            404,317
Saskatchewan Province 5.00% 3/5/37                                                  CAD               468,000            418,330
                                                                                                                    ------------
Total Regional Authorities (cost $5,356,341)                                                                           5,020,050
                                                                                                                    ============

o(opendiamond)Senior Secured Loans - 1.23%
AWAS
   Tranche A 6.75% 3/21/13                                                          USD               400,000            400,000
   2nd Lien 11.00% 3/21/13                                                                            200,000            202,000
Georgia Pacific Term Loan
   Tranche B 6.743% 12/20/12                                                                        1,000,000          1,010,000
   Tranche C 7.826% 12/23/13                                                                          800,000            818,000
United Airlines Bank Loan Tranche B 8.625% 2/1/12                                                     835,000             847525
                                                                                                                    ------------
Total Senior Secured Loans (cost $3,254,712)                                                                           3,277,525
                                                                                                                    ============

Sovereign Agencies- 0.58%
Canada - 0.35%
Canada Housing Trust No 1 3.75% 3/15/10                                             CAD             1,120,000            942,398
                                                                                                                    ------------
                                                                                                                         942,398
                                                                                                                    ------------
Japan - 0.23%
Development Bank of Japan 1.70% 9/20/22                                             JPY            76,000,000            615,028
                                                                                                                    ------------
                                                                                                                         615,028
                                                                                                                    ------------
Total Sovereign Agencies (cost $1,610,346)                                                                             1,557,426
                                                                                                                    ============

Sovereign Debt - 17.11%
Argentina - 0.23%
(star)Republic of Argentina 1.33% 12/31/38                                          USD             1,613,000            617,618
                                                                                                                    ------------
                                                                                                                         617,618
                                                                                                                    ------------
Austria - 1.33%
Republic of Austria
   5.25% 1/4/11                                                                     EUR             1,546,000          2,008,131
   9.00% 9/15/06                                                                    ISK           112,600,000          1,554,990
                                                                                                                    ------------
                                                                                                                       3,563,121
                                                                                                                    ------------
Brazil - 2.74%
Federal Republic of Brazil
   6.00% 8/15/10                                                                    BRL             5,134,960          2,091,410
   8.00% 1/15/18                                                                    USD               484,000            525,624
   8.75% 2/4/25                                                                     USD               796,000            913,410

  12.25% 3/6/30                                                                     USD               709,000          1,081,225
  12.50% 1/5/16                                                                     BRL             3,112,000          1,451,693
  #Federal Republic of Brazil 144A 6.00% 8/15/10                                    BRL             3,096,577          1,261,201
                                                                                                                    ------------
                                                                                                                       7,324,563
                                                                                                                    ------------
Colombia - 0.25%
Republic of Colombia
   8.375% 2/15/27                                                                   USD               370,000            427,350
   10.50% 7/9/10                                                                    USD               211,000            246,765
                                                                                                                    ------------
                                                                                                                         674,115
                                                                                                                    ------------
Dominican Republic - 0.21%
Dominican Republic 9.04% 1/23/18                                                    USD               135,227            147,262
#Dominican Republic 144A 8.625% 4/20/27                                             USD               404,000            417,130
                                                                                                                    ------------
                                                                                                                         564,392
                                                                                                                    ------------
France - 1.20%
Government of France 3.50% 4/25/15                                                  EUR               661,000            783,443
French Treasury Note 2.75% 3/12/08                                                  EUR             2,033,000          2,437,950
                                                                                                                    ------------
                                                                                                                       3,221,393
                                                                                                                    ------------
Germany - 2.52%
Deutschland Republic
   3.50% 1/4/16                                                                     EUR               674,000            798,986
   4.00% 1/4/37                                                                     EUR               525,000            636,659
   4.75% 7/4/08                                                                     EUR             1,961,000          2,448,215
   6.25% 1/4/24                                                                     EUR             1,021,000          1,592,867
   6.50% 7/4/27                                                                     EUR               771,000          1,265,042
                                                                                                                    ------------
                                                                                                                       6,741,769
                                                                                                                    ------------
Indonesia - 0.15%
#Republic of Indonesia 144A 6.875% 3/9/17                                           USD               395,000            390,063
                                                                                                                    ------------
                                                                                                                         390,063
                                                                                                                    ------------
Mexico - 1.04%
Mexican Government
   8.30% 8/15/31                                                                    USD             1,592,000          1,927,912
   9.00% 12/20/12                                                                   MXN             8,959,000            849,681
                                                                                                                    ------------
                                                                                                                       2,777,593
                                                                                                                    ------------
Netherlands - 0.92%
Netherlands Government 5.75% 2/15/07                                                EUR             1,981,000          2,454,685
                                                                                                                    ------------
                                                                                                                       2,454,685
                                                                                                                    ------------
Norway - 0.88%
Norwegian Government
   5.00% 5/15/15                                                                    NOK             7,111,000          1,174,729
   6.00% 5/16/11                                                                    NOK             6,957,000          1,168,932
                                                                                                                    ------------
                                                                                                                       2,343,661
                                                                                                                    ------------
Panama - 0.29%
Republic of Panama
   7.125% 1/29/26                                                                   USD               490,000            502,250
   8.125% 4/28/34                                                                   USD               243,000            275,198
                                                                                                                    ------------
                                                                                                                         777,448
                                                                                                                    ------------
Philippines - 0.54%
Republic of Philippines 7.75% 1/14/31                                               USD               907,000            918,338
#Republic of Philippines 144A 8.75% 10/7/16                                         USD               480,000            538,200
                                                                                                                    ------------
                                                                                                                       1,456,538
                                                                                                                    ------------
Poland - 0.28%
Poland Government 6.00% 11/24/10                                                    PLN             2,277,000            737,621
                                                                                                                    ------------
                                                                                                                         737,621
                                                                                                                    ------------
Portugal - 0.37%
Portuguese Government 3.20% 4/15/11                                                 EUR               827,000            983,279
                                                                                                                    ------------
                                                                                                                         983,279
                                                                                                                    ------------
South Africa - 0.37%
Republic of South Africa
   13.00% 8/31/10                                                                   ZAR             2,625,000            515,634
   13.50% 9/15/15                                                                   ZAR             2,145,000            487,145
                                                                                                                    ------------
                                                                                                                       1,002,779
                                                                                                                    ------------

Sweden - 1.25%
Sweden Government
   3.50% 12/1/15                                                                    SEK             2,465,000            399,382
   5.00% 12/1/20                                                                    SEK             4,000,000            589,237
   5.25% 3/15/11                                                                    SEK             9,970,000          1,383,523
Swedish Export Credit 10.50% 9/30/15                                                TRY             1,250,000            971,551
                                                                                                                    ------------
                                                                                                                       3,343,693
                                                                                                                    ------------
Turkey - 0.62%
Republic of Turkey
   7.25% 3/15/15                                                                    USD               655,000            685,294
   8.00% 2/14/34                                                                    USD               414,000            457,470
   11.50% 1/23/12                                                                   USD               405,000            508,275
                                                                                                                    ------------
                                                                                                                       1,651,039
                                                                                                                    ------------
United Kingdom - 1.15%
Conversion 9.00% 7/12/11                                                            GBP               423,000            890,849
U.K. Treasury 4.75% 9/7/15                                                          GBP             1,219,000          2,175,135
                                                                                                                    ------------
                                                                                                                       3,065,984
                                                                                                                    ------------
Uruguay - 0.12%
Uruguay 7.625% 3/21/36                                                              USD               326,000            327,630
                                                                                                                    ------------
                                                                                                                         327,630
                                                                                                                    ------------
Venezuela - 0.65%
Venezuela Government
   5.75% 2/26/16                                                                    USD             1,025,000            950,124
   6.00% 12/9/20                                                                    USD               842,000            776,324
                                                                                                                    ------------
                                                                                                                       1,726,448
                                                                                                                    ------------
Total Sovereign Debt (cost $46,810,148)                                                                               45,745,432
                                                                                                                    ============

Supranational Banks - 2.56%
Asia Development Bank 0.50% 10/9/12                                                  AUD              519,000            267,939
European Investment Bank
   1.40% 6/20/17                                                                    JPY           125,800,000          1,019,757
   4.00% 10/15/37                                                                   EUR             1,007,000          1,182,970
   4.25% 12/7/10                                                                    GBP               466,000            795,262
   4.375% 7/8/15                                                                    GBP               457,000            778,044
Inter-American Development Bank 1.90% 7/8/09                                        JPY           173,000,000          1,510,045
^International Bank for Reconstruction & Development 6.979% 8/20/07                 NZD             2,289,000          1,287,542
                                                                                                                    ------------
Total Supranational Banks (cost $7,178,577)                                                                            6,841,559
                                                                                                                    ============

U.S. Treasury Obligations - 3.64%
U.S. Treasury Bond
   4.50% 2/15/36                                                                    USD             2,775,000          2,604,598
   5.375% 2/15/31                                                                                     395,000            415,923
   6.25% 8/15/23                                                                                      120,000            136,134
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                      15,697             14,873
   1.875% 7/15/15                                                                                      76,443             73,541
   2.00% 1/15/16                                                                                       44,949             43,616
   2.00% 1/15/26                                                                                      124,858            118,361
   (oo)3.00% 7/15/12                                                                                  887,609            925,229
   3.875% 1/15/09                                                                                     737,399            772,252
U.S. Treasury Notes
   4.50% 2/28/11                                                                                    1,455,000          1,434,256
   4.50% 2/15/16                                                                                    2,325,000          2,261,972
^U.S. Treasury Strip 4.198% 11/15/13                                                                1,335,000            921,257
                                                                                                                    ------------
Total U.S. Treasury Obligations (cost $9,996,210)                                                                      9,722,012
                                                                                                                    ============

                                                                                                    Number of
                                                                                                     Shares
Common Stock - 0.08%
B&G Foods                                                                                               3,500             50,470
+Foster Wheeler                                                                                         1,044             49,392
+Mirant                                                                                                 5,025            125,625
                                                                                                                    ------------
Total Common Stock (cost $165,620)                                                                                       225,487
                                                                                                                    ============

Preferred Stock- 0.00%

Nexen 7.35%                                                                                               200              5,290
                                                                                                                    ------------
Total Preferred Stock (cost $5,290)                                                                                        5,290
                                                                                                                    ============

Warrant- 0.20%
+Republic of Argentina 8.28% 12/15/35                                                               6,082,000            542,819
                                                                                                                    ------------
Total Warrant (cost $472,784)                                                                                            542,819
                                                                                                                    ============

Currency Option Purchased - 0.00%
Put JPY 272,910,003, Call USD 2,481,000, expiration date 6/2/06                                                            3,473
                                                                                                                    ------------
Total Currency Option Purchased (cost $14,390)                                                                             3,473
                                                                                                                    ============

                                                                                                   Principal           Market
                                                                                                   Amount (o)          Value
                                                                                                                      (U.S. $)

Repurchase Agreements- 12.14%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $16,223,014,
collateralized by $16,709,000 U.S. Treasury Bills
due 4/20/06, market value $16,672,284)                                              USD            16,217,000         16,217,000

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$7,809,915, collateralized by $2,194,000 U.S. Treasury Bills due 6/22/06, market value $2,173,328, $2,532,000 U.S. Treasury Bills due 7/20/06, market value
$2,498,344, $2,110,000 U.S. Treasury Bills due 8/17/06, market value $2,073,806 and $1,226,000
U.S. Treasury Notes 2.625% due 11/15/06, market value $1,221,790)                                   7,807,000          7,807,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $8,443,151,
collateralized by $8,816,000 U.S. Treasury Bills due
9/28/06, market value $8,614,594)                                                                   8,440,000          8,440,000
                                                                                                                    ------------
Total Repurchase Agreements (cost $32,464,000)                                                                        32,464,000
                                                                                                                    ============

Total Market Value of Securities - 105.57%
   (cost $286,455,377)                                                                                               282,309,357
Liabilities Net of Receivables and Other Assets (See Notes) - (5.57%)o                                              (14,900,966)
                                                                                                                    ============
Net Assets Applicable to 29,186,195 Shares Outstanding - 100.00%                                                    $267,408,391
                                                                                                                    ============

(o)Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
MXN - Mexican Pesos
NOK - Norwegian Kroner
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand

#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $29,520,618, which represented 11.04% of the Series' net assets. See Note 6 in "Notes."

o Variable rate security. The interest rate shown is the rate as of March 31, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
++ Non-income producing security. Security is currently in default.
@ Illiquid security. At March 31, 2006, the aggregate amount of illiquid securities equals $650,083, which represented 0.24% of the Series' net assets. See Note 6 in "Notes."
(openstar)Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
(star)Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at March 31, 2006.
(loop) Of this amount, $26,895,553 represents payable for securities purchased as of March 31, 2006.
(oo) Fully or partially pledged as collateral for financial futures contracts. (starcircle) Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
(diamond) Pass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
+Non-income producing security for the period ended March 31, 2006. (opendiamond) Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM  - Adjustable Rate Mortgage
CPN  - Coupon
FGIC - Insured by the Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FSA  - Insured by Financial Security Assurance
PRN  - Principal Only Strip
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA  - To be Announced
yr   - Year

The following foreign currency exchange and futures contracts were outstanding at March 31, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                   Unrealized
                                                                                  Appreciation
Contracts to Receive (Deliver)    In Exchange For           Settlement Date      (Depreciation)
------------------------------    ---------------           ---------------      --------------
      332,547   EUR               AUD     (555,200)             4/6/06             $   5,621
    1,901,245   EUR               GBP   (1,319,000)            4/24/06                15,017
   (3,487,057)  EUR               JPY  491,476,624             4/24/06               (41,008)
    1,351,492   EUR               NOK  (10,755,000)            4/24/06                (3,330)
      726,960   EUR               PLN   (2,835,774)            4/24/06                 5,422
      987,996   EUR               SEK   (9,245,000)            4/24/06                 9,732
      (18,259)  EUR               USD       21,934              4/6/06                  (198)
       (1,483)  EUR               USD        1,761              5/8/06                   (40)
     (773,000)  GBP               USD    1,350,794             4/24/06                 7,463
 (122,706,240)  ISK               USD    1,787,939             9/15/06               119,378
   46,979,358   JPY               AUD     (555,200)             4/6/06                 1,955
  213,239,669   JPY               CAD   (2,096,700)             4/6/06                17,016
   51,195,705   JPY               EUR     (363,000)            4/24/06                (3,984)
  209,586,389   JPY               NZD   (2,898,400)            4/24/06                 5,856
      (84,425)  JPY               USD          655              4/6/06                   (64)
      (10,347)  NOK               USD        1,577             4/24/06                    (4)
  (11,332,056)  NZD               USD    7,062,137             4/24/06                98,100
     (753,000)  TRY               USD      554,247             4/10/06                (4,763)
   (5,839,000)  ZAR               USD      934,195              4/6/06               (12,590)
                                                                                   ---------
                                                                                   $ 219,579
                                                                                   =========

Futures Contracts(2)

                                                                                                           Unrealized
           Contracts                      Notional              Notional                                 Appreciation
        to Buy (Sell)                  Cost (Proceeds)            Value           Expiration Date        (Depreciation)
        -------------                  --------------             -----           ---------------        -------------
(26) Euro-Bund                          $(3,694,554)          $(3,691,652)            6/14/06             $     2,902
 69  U.S. Treasury 5 year Notes           7,246,527             7,206,188             6/30/06                 (40,339)
  2  U.S. Treasury 10 year Notes            212,857               212,781             6/30/06                     (76)
 22  U.S. Treasury Long Bond              2,451,424             2,401,438             6/30/06                 (49,986)
                                                                                                          -----------
                                                                                                          $   (87,499)
                                                                                                          ===========

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

Swap Agreements(3)

                                                                                                           Unrealized
Notional Amount              Expiration Date                       Description                            Depreciation
---------------              ---------------                       -----------                            ------------
$3,670,000                        5/1/06               Agreement with State Street to receive the          $(48,291)
                                                       notional amount multiplied by the return on
                                                       the Lehman Brothers Commercial MBS Index AAA
                                                       and to pay the notional amount multiplied by
                                                       the 3 month BBA LIBOR adjusted by a spread of
                                                       plus 0.07%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series (as defined below) terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."
(3)See Note 5 in "Notes."

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust (the "Trust") - Delaware VIP Diversified Income Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                 $ 287,101,470
                                    -------------
Aggregate unrealized appreciation       1,035,912
Aggregate unrealized depreciation      (5,828,025)
                                    -------------
Net unrealized depreciation         $  (4,792,113)
                                    -------------

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $682,113 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2013.

3. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Agreements
During the period ended March 31, 2006, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standards & Poor's Ratings Group and/or Ba or lower by Moody's Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Emerging Markets Series

March 31, 2006

                                                                                                       Number of         Market
                                                                                                        Shares        Value (U.S. $)
Common Stock - 88.14%(opentri)
Brazil - 9.84%
AES Tiete                                                                                             42,200,000        $ 1,116,001
Cia de Concessoes Rodoviarias                                                                            387,800          3,618,037
Cia Siderurgica Nacional                                                                                 130,100          4,088,515
Cia Siderurgica Nacional ADR                                                                              13,400            421,028
Cia Vale do Rio Doce ADR                                                                                  84,500          3,652,935
CPFL Energia                                                                                              45,000            632,135
+CPFL Energia ADR                                                                                         10,700            449,400
Petroleo Brasiliero ADR                                                                                   79,200          6,324,120
Votorantim Celulose e Papel ADR                                                                          361,900          5,855,542
                                                                                                                       ------------
                                                                                                                         26,157,713
                                                                                                                       ------------
Chile - 2.02%
AFP Provida                                                                                              100,893            179,891
AFP Provida ADR                                                                                            5,229            139,091
Banco Santander ADR                                                                                       80,500          3,509,801
+Inversiones Aguas Metropolitanas                                                                        237,618            243,390
+#Inversiones Aguas Metropolitanas 144A ADR                                                               63,517          1,306,284
                                                                                                                       ------------
                                                                                                                          5,378,457
                                                                                                                       ------------
China - 5.98%[_]
Asia Aluminum                                                                                          3,158,000            571,807
China Merchants Holdings International                                                                   544,000          1,568,387
China Telecom                                                                                         11,490,000          4,066,502
Fountain Set Holdings                                                                                  3,026,000          1,334,382
Guangshen Railway                                                                                      3,020,000          1,266,369
Texwinca                                                                                               3,184,000          2,441,608
TPV Technology                                                                                         1,278,000          1,406,292
Zhejiang Expressway                                                                                    5,014,000          3,258,251
                                                                                                                       ------------
                                                                                                                         15,913,598
                                                                                                                       ------------
Czech Republic - 1.23%
Komercni Banka                                                                                            16,298          2,265,588
Philip Morris                                                                                              1,477          1,008,668
                                                                                                                       ------------
                                                                                                                          3,274,256
                                                                                                                       ------------
Egypt - 0.81%
MobiNil-Egyptian Mobile Services                                                                          75,034          2,151,997
                                                                                                                       ------------
                                                                                                                          2,151,997
                                                                                                                       ------------
Hungary - 1.66%
Matav Magyar Tavkozlesi                                                                                  570,900          2,548,803
OTP Bank                                                                                                  53,779          1,860,426
                                                                                                                       ------------
                                                                                                                          4,409,229
                                                                                                                       ------------
Indonesia - 0.81%
Telekomunikasi Indonesia                                                                               2,825,000          2,144,437
                                                                                                                       ------------
                                                                                                                          2,144,437
                                                                                                                       ------------
Israel - 2.72%
Bank Hapoalim                                                                                          1,089,973          5,046,036
+Bezeq Israeli Telecommunication                                                                       1,679,777          2,190,990
                                                                                                                       ------------
                                                                                                                          7,237,026
                                                                                                                       ------------
Malaysia - 8.80%
Hong Leong Bank                                                                                        2,375,900          3,287,803
Malaysia International Shipping - Foreign                                                              1,428,700          3,646,325
Maxis Communications                                                                                   2,939,400          6,943,277
PLUS Expressways                                                                                       4,778,700          3,592,689
Public Bank Berhad                                                                                       714,000          1,269,773
Public Bank Berhad - Foreign                                                                             694,900          1,216,938
Tanjong                                                                                                  872,500          3,458,635
                                                                                                                       ------------
                                                                                                                         23,415,440
                                                                                                                       ------------
Mexico - 6.67%
Cemex de C.V.                                                                                             69,372            452,735
Cemex de C.V. ADR                                                                                         45,506          2,970,632
+Grupo Aeroportuario del Pacifico C.V. ADR                                                                39,700          1,268,415
Grupo Aeroportuario del Sureste de C.V. ADR                                                               43,000          1,435,340
Grupo Continental                                                                                        231,800            387,780

Grupo Modelo Series C                                                                                    946,700          3,459,000
Grupo Televisa ADR                                                                                       190,400          3,788,960
Kimberly-Clark de Mexico de C.V.                                                                       1,164,900          3,983,204
                                                                                                                       ------------
                                                                                                                         17,746,066
                                                                                                                       ------------
Morocco - 0.83%
Maroc Telecom                                                                                            151,398          2,198,605
                                                                                                                       ------------
                                                                                                                          2,198,605
                                                                                                                       ------------
Panama - 0.72%
Banco Latinoamericano Export                                                                             112,900          1,920,429
                                                                                                                       ------------
                                                                                                                          1,920,429
                                                                                                                       ------------
Philippines - 0.72%
+Philippine Long Distance Telephone ADR                                                                   51,200          1,923,584
                                                                                                                       ------------
                                                                                                                          1,923,584
                                                                                                                       ------------
Poland - 1.79%
Bank Pekao                                                                                                50,867          2,989,885
Telekomunikacja Polska                                                                                   260,745          1,772,027
                                                                                                                       ------------
                                                                                                                          4,761,912
                                                                                                                       ------------
Republic of Korea - 9.39%
GS Engineering & Construction                                                                             45,010          2,675,432
Kookmin Bank                                                                                              40,220          3,447,350
Korea Electric Power                                                                                     118,910          4,977,530
Korea Gas                                                                                                123,360          4,108,485
KT                                                                                                       102,060          4,099,993
KT ADR                                                                                                    80,927          1,723,745
KT&G                                                                                                      43,270          2,440,506
Samsung Electronics                                                                                        2,337          1,508,909
                                                                                                                       ------------
                                                                                                                         24,981,950
                                                                                                                       ------------
Russia - 3.14%
LUKOIL ADR                                                                                                30,464          2,534,605
Mobile Telesystems ADR                                                                                    86,300          2,856,530
NovaTek OAO GDR                                                                                           77,276          2,967,808
                                                                                                                       ------------
                                                                                                                          8,358,943
                                                                                                                       ------------
South Africa - 11.96%
African Bank Investments                                                                               1,050,226          5,120,183
Alexander Forbes                                                                                         914,643          2,211,842
Aspen Pharmacare                                                                                         200,774          1,403,705
Remgro                                                                                                   241,276          5,274,170
Sasol                                                                                                     89,859          3,396,759
Standard Bank Group                                                                                      421,953          5,785,657
Steinhoff International                                                                                1,326,439          4,771,947
Telkom                                                                                                    93,424          2,427,575
Tiger Brands                                                                                              49,997          1,407,259
                                                                                                                       ------------
                                                                                                                         31,799,097
                                                                                                                       ------------
Taiwan - 11.22%
Asustek Computer                                                                                       1,342,588          3,635,157
Chunghwa Telecom                                                                                       3,206,000          6,029,434
Chunghwa Telecom ADR                                                                                      91,306          1,788,685
Mega Financial Holding                                                                                 6,630,000          4,988,737
Pihsiang Machinery Manufacturing                                                                         150,954            318,571
President Chain Store                                                                                  2,037,243          4,310,858
Synnex Technology International                                                                        1,329,600          1,476,719
Taiwan Semiconductor Manufacturing                                                                     3,711,000          7,277,369
                                                                                                                       ------------
                                                                                                                         29,825,530
                                                                                                                       ------------
Thailand - 6.99%
Advanced Info Service                                                                                  1,942,400          4,571,822
Kasikornbank - Foreign                                                                                   194,537            342,825
Kasikornbank NVDR                                                                                      1,200,363          2,038,479
Land & Houses NVDR                                                                                    17,854,600          3,731,325
Siam Cement NVDR                                                                                         918,500          5,558,742
Siam City Bank - Foreign Registered                                                                    1,088,000            679,880
Siam City Bank NVDR                                                                                    1,779,200          1,111,067
Thai Union Frozen Products                                                                               504,532            389,349
Thai Union Frozen Products NVDR                                                                          207,768            161,320
                                                                                                                       ------------
                                                                                                                         18,584,809
                                                                                                                       ------------
Turkey - 0.84%
Tofas Turk Otomobil Fabrik                                                                               336,994          1,061,439
+Vestel Elektronik Sanayi                                                                                288,015          1,176,442
                                                                                                                       ------------
                                                                                                                          2,237,881
                                                                                                                       ------------
Total Common Stock (cost $199,421,263)                                                                                  234,420,959
                                                                                                                       ============

Preferred Stock - 8.00%
Brazil - 4.56%
AES Tiete                                                                                             55,500,000          1,559,523
Caemi Mineracao e Metalurgica                                                                          2,348,000          4,143,211
Investimentos Itau                                                                                     1,101,000          4,692,122
Petroleo Brasiliero                                                                                       26,292            520,874
Ultrapar Participacoes                                                                                    67,270          1,193,535
                                                                                                                       ------------
                                                                                                                         12,109,265
                                                                                                                       ------------
Republic of Korea - 3.44%
Hyundai Motor                                                                                             60,420          3,334,362
Samsung Electronics                                                                                       11,414          5,820,907
                                                                                                                       ------------
                                                                                                                          9,155,269
                                                                                                                       ------------
Total Preferred Stock (cost $13,637,986)                                                                                 21,264,534
                                                                                                                       ============
                                                                                                      Principal
                                                                                                        Amount
Repurchase Agreements - 2.70%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $3,594,332,
collateralized by $3,702,000 U.S. Treasury Bills
due 4/20/06, market value $3,694,053)                                                                 $3,593,000          3,593,000

With Cantor Fitzgerald 4.48% 4/3/06 (dated
3/31/06, to be repurchased at $1,730,646,
collateralized by $486,000 U.S. Treasury Bills due
6/22/06, market value $481,541, $561,000 U.S.
Treasury Bills due 7/20/06, market value $553,554,
$468,000 U.S. Treasury Bills due 8/17/06, market
value $459,490 and $272,000 U.S. Treasury Notes
2.625% due 11/15/06, market
 value $270,710)                                                                                       1,730,000          1,730,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $1,870,698,
collateralized by $1,953,000 U.S. Treasury Bills due
9/28/06, market value $1,908,723)                                                                      1,870,000          1,870,000
                                                                                                                       ------------
Total Repurchase Agreements (cost $7,193,000)                                                                             7,193,000
                                                                                                                       ============

Total Market Value of Securities - 98.84%
   (cost $220,252,249)                                                                                                  262,878,493
Receivables and Other Assets Net of Liabilities (See Notes) - 1.16%                                                       3,092,425
                                                                                                                       ------------
Net Assets Applicable to13,952,902 Shares Outstanding - 100.00%                                                        $265,970,918
                                                                                                                       ============

+Non-income producing security for the period ended March 31, 2006. #Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $1,306,284, which represented 0.49% of the Series' net assets. See Note 4 in "Notes."
(opentri)Securities have been classified by country of origin.
[_] Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:
ADR -- American Depositary Receipts
GDR -- Global Depositary Receipts
NVDR -- Non-Voting Depositary Receipts

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Emerging Markets Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                 $ 220,386,162
                                    -------------
Aggregate unrealized appreciation      45,411,434
Aggregate unrealized depreciation      (2,919,103)
                                    -------------
Net unrealized appreciation         $  42,492,331
                                    -------------

3. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

4. Other Fund Information
Effective at the close of business on August 25, 2005, the Series is no longer offered (1) under new participation agreements to insurance companies that seek to include the Series in their products; or (2) under existing participation agreements for use with new insurance products. Contract owners of existing insurance companies that offer the Series are able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Global Bond Series
--------------------------------------------------

March 31, 2006

                                                                                                 Principal         Market
                                                                                                 Amount(o)        Value (U.S. $)
Corporate Bonds - 1.91%
Banking & Finance - 1.91%
SLM 6.50% 6/15/10                                                                         NZD      1,725,000        $ 1,060,945
                                                                                                                    -----------
Total Corporate Bonds (cost $1,176,211)                                                                               1,060,945
                                                                                                                    ===========

Foreign Agencies - 9.33%
Austria - 3.28%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                               JPY    209,000,000          1,817,421
                                                                                                                    -----------
                                                                                                                      1,817,421
                                                                                                                    -----------
Germany - 6.05%
KFW
   4.75% 12/7/10                                                                          GBP        437,000            761,365
   6.50% 11/15/11                                                                         NZD        379,000            235,597
KFW International Finance 1.75% 3/23/10                                                   JPY    151,000,000          1,310,576
Rentenbank 1.375% 4/25/13                                                                 JPY    126,000,000          1,049,370
                                                                                                                    -----------
                                                                                                                      3,356,908
                                                                                                                    -----------
Total Foreign Agencies (cost $5,680,285)                                                                              5,174,329
                                                                                                                    ===========

Regional Agency - 2.00%
Australia - 2.00%
Queensland Treasury
   6.00% 8/14/13                                                                          AUD        487,000            358,517
   6.00% 10/14/15                                                                         AUD      1,014,000            750,775
                                                                                                                    -----------
Total Regional Agency (cost $1,175,717)                                                                               1,109,292
                                                                                                                    ===========

Regional Authority - 5.53%
Canada - 5.53%
Ontario Province
   1.875% 1/25/10                                                                         JPY    202,000,000          1,762,315
   4.50% 3/8/15                                                                           CAD        327,000            279,488
Quebec Province 6.75% 11/9/15                                                             NZD        880,000            551,626
Saskatchewan Province 5.00% 3/5/37                                                        CAD        532,000            475,538
                                                                                                                    -----------
Total Regional Authority (cost $3,280,647)                                                                            3,068,967
                                                                                                                    ===========

Sovereign Agencies - 11.23%
Canada - 2.03%
Canada Housing Trust No 1 3.75% 3/15/10                                                   CAD      1,340,000          1,127,512
                                                                                                                    -----------
                                                                                                                      1,127,512
                                                                                                                    -----------
Japan - 0.95%
Development Bank of Japan 1.70% 9/20/22                                                   JPY     65,000,000            526,011
                                                                                                                    -----------
                                                                                                                        526,011
                                                                                                                    -----------
United States - 8.25%
Fannie Mae
   6.00% 5/15/11                                                                          USD        500,000            518,929
   6.375% 8/15/07                                                                         AUD        672,000            485,228
Freddie Mac 5.75% 3/15/09                                                                 USD      3,510,000          3,573,583
                                                                                                                    -----------
                                                                                                                      4,577,740
                                                                                                                    -----------
Total Sovereign Agencies (cost $6,452,099)                                                                            6,231,263
                                                                                                                    ===========

Sovereign Debt - 49.88%
Austria - 6.55%
Republic of Austria
   5.25% 1/4/11                                                                           EUR      1,229,000          1,596,374
   9.00% 9/15/06                                                                          ISK    147,700,000          2,039,716
                                                                                                                    -----------
                                                                                                                      3,636,090
                                                                                                                    -----------
France - 6.71%
France Government O.A.T. 3.50% 4/25/15                                                    EUR        744,000            881,818
French Treasury Notes 2.75% 3/12/08                                                       EUR      2,368,000          2,839,679
                                                                                                                    -----------
                                                                                                                      3,721,497
                                                                                                                    -----------
Germany - 14.20%
Deutschland Republic
   3.50% 1/4/16                                                                           EUR        757,000            897,378
   4.00% 1/4/37                                                                           EUR        563,000            682,741

   4.75% 7/4/08                                                                           EUR      2,420,000          3,021,254
   6.25% 1/4/24                                                                           EUR      1,213,000          1,892,408
   6.50% 7/4/27                                                                           EUR        843,000          1,383,178
                                                                                                                    -----------
                                                                                                                      7,876,959
                                                                                                                    -----------
Netherlands - 5.21%
Netherlands Government 5.75% 2/15/07                                                      EUR      2,330,000          2,887,136
                                                                                                                    -----------
                                                                                                                      2,887,136
                                                                                                                    -----------
Norway - 5.55%
Norwegian Government
   5.00% 5/15/15                                                                          NOK      9,411,000          1,554,686
   6.00% 5/16/11                                                                          NOK      9,067,000          1,523,459
                                                                                                                    -----------
                                                                                                                      3,078,145
                                                                                                                    -----------
Poland - 1.75%
Poland Government 6.00% 11/24/10                                                          PLN      3,004,000            973,128
                                                                                                                    -----------
                                                                                                                        973,128
                                                                                                                    -----------
Portugal - 1.10%
Portuguese Government 3.20% 4/15/11                                                       EUR        513,000            609,942
                                                                                                                    -----------
                                                                                                                        609,942
                                                                                                                    -----------
Sweden - 5.20%
Sweden Government
   3.50% 12/1/15                                                                          SEK      3,095,000            501,455
   5.00% 12/1/20                                                                          SEK      4,930,000            726,235
   5.25% 3/15/11                                                                          SEK     11,940,000          1,656,898
                                                                                                                    -----------
                                                                                                                      2,884,588
                                                                                                                    -----------
United Kingdom - 3.61%
U.K. Treasury
   4.75% 9/7/15                                                                           GBP        540,250            964,001
   9.00% 7/12/11                                                                          GBP        494,000          1,040,376
                                                                                                                    -----------
                                                                                                                      2,004,377
                                                                                                                    -----------
Total Sovereign Debt (cost $28,936,193)                                                                              27,671,862
                                                                                                                    ===========

Supranational Banks - 10.52%
Asia Development Bank 0.50% 10/9/12                                                       AUD        730,000            376,870
European Investment Bank
   1.40% 6/20/17                                                                          JPY     93,500,000            757,927
   4.00% 10/15/37                                                                         EUR      1,178,000          1,383,852
   4.25 % 12/7/10                                                                         GBP        548,000            935,200
   4.375% 7/8/15                                                                          GBP        559,000            951,699
Inter-American Development Bank 1.90% 7/8/09                                              JPY    148,000,000          1,291,831
^International Bank for Reconstruction & Development 6.979% 8/20/07                       NZD        246,000            138,373
                                                                                                                    -----------
Total Supranational Banks (cost $6,228,258)                                                                           5,835,752
                                                                                                                    ===========

U.S. Treasury Obligations - 7.61%
U.S. Treasury Notes
   3.625% 5/15/13                                                                         USD      1,200,000          1,112,438
   4.50% 2/28/11                                                                          USD        916,000            902,941
^U.S. Treasury Strip 4.282% 11/15/13                                                      USD      3,200,000          2,208,256
                                                                                                                    -----------
Total U.S. Treasury Obligations (cost $4,322,602)                                                                     4,223,635
                                                                                                                    ===========

Currency Option Purchased - 0.01%
Call JPY 381,590,000, Put USD 3,469,000, expiration date 6/2/06                                                           4,857
                                                                                                                    -----------
Total Currency Option Purchased (cost $20,120)                                                                            4,857
                                                                                                                    ===========

                                                                                                                     Market
                                                                                                                  Value (U.S. $)

Repurchase Agreements - 11.39%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $3,155,770,
collateralized by $3,250,200 U.S. Treasury Bills
due 4/20/06, market value $3,243,146)                                                   USD        3,154,600          3,154,600

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$1,519,167, collateralized by $426,900 U.S. Treasury Bills due 6/22/06, market value $422,763, $492,500 U.S. Treasury Bills due 7/20/06, market value $485,986,
$410,400 U.S. Treasury Bills due 8/17/06, market value $403,403 and $238,500
U.S. Treasury Notes 2.625% due 11/15/06, market value $237,667)                         USD        1,518,600          1,518,600

                                                                                                 Principal         Market
                                                                                                 Amount(o)        Value (U.S. $)
With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $1,642,413,
collateralized by $1,714,900 U.S. Treasury Bills due
9/28/06, market value $1,675,738)                                                       USD        1,641,800          1,641,800
                                                                                                                    -----------
Total Repurchase Agreements (cost $6,315,000)                                                                         6,315,000
                                                                                                                    ===========

Total Market Value of Securities - 109.41%
   (cost $63,587,132)                                                                                                60,695,902
Liabilities Net of Receivables and Other Assets (See Notes) - (9.41%)|x|                                             (5,220,446)
                                                                                                                    -----------
Net Assets Applicable to 5,709,761 Shares Outstanding - 100.00%                                                     $55,475,456
                                                                                                                    ===========

(o)Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

|x|Of this amount, $139,836 represents payable for securities purchased as of March 31, 2006.

O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)

The following foreign currency exchange contracts were outstanding at March 31, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                                                     Unrealized
                                                                                                                    Appreciation
Contracts to Receive (Deliver)                                    In Exchange For           Settlement Date        (Depreciation)
-----------------------------                                     ---------------           ---------------        -------------
      465,637   European Monetary Units                         AUD      (777,400)              4/6/06               $   7,870
      831,449   European Monetary Units                         PLN    (3,238,554)              4/24/06                  7,690
      858,623   European Monetary Units                         GBP      (596,000)              4/24/06                  6,216
      893,025   European Monetary Units                         GBP      (619,000)              4/24/06                  7,994
    1,184,649   European Monetary Units                         SEK   (11,085,000)              4/24/06                 11,801
 (160,956,590)  Iceland Krona                                   USD     2,345,280               9/15/06                156,590
   65,781,256   Japanese Yen                                    AUD      (777,400)              4/6/06                   2,737
  229,369,836   Japanese Yen                                    CAD    (2,236,300)              4/6/06                  34,579
   70,235,430   Japanese Yen                                    EUR      (498,000)              4/24/06                 (5,466)
  239,340,353   Japanese Yen                                    EUR    (3,303,100)              4/24/06                 10,850
  695,407,111   Japanese Yen                                    EUR    (4,933,797)              4/24/06                (57,829)
  (13,747,000)  Norwegian Krone                                 EUR     1,727,551               4/24/06                 (4,161)
                                                                                                                     ---------
                                                                                                                     $ 178,871
                                                                                                                     =========

(1)See Note 3 in "Notes."

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Global Bond Series (the "Series").

Security Valuation - Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

Cost of investments                   $ 63,902,312
                                      ------------
Aggregate unrealized appreciation           13,259
Aggregate unrealized depreciation      (3,219,669)
                                     -------------
Net unrealized depreciation          $ (3,206,410)
                                     -------------

3. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust - Delaware VIP Growth Opportunities Series

March 31, 2006

                                                                                              Number of          Market
                                                                                               Shares            Value
Common Stock - 98.14%
Basic Industry/Capital Goods - 8.26%
Allegheny Technologies                                                                         22,700         $1,388,786
Graco                                                                                          25,200          1,144,836
Joy Global                                                                                     20,500          1,225,285
+Mettler-Toledo International                                                                  22,200          1,339,548
                                                                                                             -----------
                                                                                                               5,098,455
                                                                                                             -----------
Business Services - 10.01%
+Dun & Bradstreet                                                                              15,200          1,165,536
Expeditors International Washington                                                            20,700          1,788,273
+Fisher Scientific International                                                               18,300          1,245,315
Paychex                                                                                        23,300            970,678
Robert Half International                                                                      26,100          1,007,721
                                                                                                             -----------
                                                                                                               6,177,523
                                                                                                             -----------
Consumer Durables - 0.54%
Centex                                                                                          5,400            334,746
                                                                                                             -----------
                                                                                                                 334,746
                                                                                                             -----------
Consumer Non-Durables - 12.95%
American Eagle Outfitters                                                                      28,400            848,024
+Chico's FAS                                                                                   24,100            979,424
Nordstrom                                                                                      43,400          1,700,412
Staples                                                                                        62,600          1,597,552
+Starbucks                                                                                     26,700          1,004,988
Tiffany & Co                                                                                   12,100            454,234
+Urban Outfitters                                                                              38,300            939,882
Whole Foods Market                                                                              7,000            465,080
                                                                                                             -----------
                                                                                                               7,989,596
                                                                                                             -----------
Consumer Services - 7.57%
+Cheesecake Factory                                                                            21,500            805,175
Marriott International Class A                                                                 18,600          1,275,960
Royal Caribbean Cruises                                                                        10,900            458,018
Starwood Hotels & Resorts Worldwide                                                            15,500          1,049,815
+West                                                                                          24,200          1,080,772
                                                                                                             -----------
                                                                                                               4,669,740
                                                                                                             -----------
Energy - 6.87%
Chesapeake Energy                                                                              28,700            901,467
+National Oilwell Varco                                                                        20,900          1,340,108
Rowan                                                                                          16,900            742,924
Smith International                                                                            32,100          1,250,616
                                                                                                             -----------
                                                                                                               4,235,115
                                                                                                             -----------
Financials - 9.64%
*+Affiliated Managers Group                                                                    13,500          1,439,235
Colonial BancGroup                                                                             26,000            650,000
Lehman Brothers Holdings                                                                        8,100          1,170,693
*Nuveen Investments                                                                            18,000            866,700
PartnerRe                                                                                       8,400            521,556
UnumProvident                                                                                  22,200            454,656
Zions Bancorp                                                                                  10,200            843,846
                                                                                                             -----------
                                                                                                               5,946,686
                                                                                                             -----------
Health Care - 17.12%
+Barr Pharmaceuticals                                                                          13,100            825,038
+Caremark Rx                                                                                   24,700          1,214,746
+Cytyc                                                                                         35,000            986,300
Dade Behring Holdings                                                                          20,400            728,484
+Invitrogen                                                                                    16,300          1,143,119
+Kinetic Concepts                                                                              16,800            691,656
+Medco Health Solutions                                                                        14,500            829,690
*+MGI Pharma                                                                                   54,600            955,500
*+Neurocrine Biosciences                                                                       16,500          1,064,910
Omnicare                                                                                        5,800            318,942

+PDL BioPharma                                                                                 29,800            977,440
Shire Pharmaceuticals ADR                                                                      17,700            822,873
                                                                                                             -----------
                                                                                                              10,558,698
                                                                                                             -----------
Technology - 24.21%
+Activision                                                                                    62,000            854,980
+ADC Telecommunications                                                                        23,500            601,365
+Amdocs                                                                                        28,100          1,013,286
+Broadcom Class A                                                                              18,250            787,670
+Ciena                                                                                        108,400            564,764
+Cognos                                                                                        31,600          1,229,240
+F5 Networks                                                                                   14,500          1,051,105
Intersil                                                                                       24,200            699,864
+Juniper Networks                                                                              55,900          1,068,808
Linear Technology                                                                              25,000            877,000
+Marvell Technology Group                                                                      13,100            708,710
Microchip Technology                                                                           19,100            693,330
+NAVTEQ                                                                                        11,000            557,150
+Network Appliance                                                                             28,400          1,023,252
+NII Holdings                                                                                  17,600          1,037,872
+salesforce.com                                                                                16,700            606,711
*Satyam Computer Services ADR                                                                  16,500            722,040
+Tellabs                                                                                       52,700            837,930
                                                                                                             -----------
                                                                                                              14,935,077
                                                                                                             -----------
Transportation - 0.97%
Hunt (J.B.) Transport                                                                          27,800            598,812
                                                                                                             -----------
                                                                                                                 598,812
                                                                                                             -----------
Total Common Stock (cost $43,365,032)                                                                         60,544,448
                                                                                                             ===========
                                                                                          Principal
                                                                                           Amount
Repurchase Agreements - 3.75%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $1,156,429,
collateralized by $1,190,000 U.S. Treasury Bills
due 4/20/06, market value $1,187,869)                                                      $1,156,000          1,156,000

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$556,208, collateralized by $156,000 U.S. Treasury Bills due 6/22/06, market value $154,846, $180,000 U.S. Treasury Bills due 7/20/06, market value $178,002,
$150,000 U.S. Treasury Bills due 8/17/06, market value $147,755 and $87,000 U.S.
Treasury Notes 2.625% due 11/15/06, market value
$87,050)                                                                                      556,000            556,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $601,224,
collateralized by $628,000 U.S. Treasury Bills due
9/28/06, market value $613,774)                                                               601,000            601,000
                                                                                                             -----------
Total Repurchase Agreements (cost $2,313,000)                                                                  2,313,000
                                                                                                             ===========

Total Market Value of Securities Before Securities Lending Collateral - 101.89%
   (cost $45,678,032)                                                                                         62,857,448
                                                                                                             ===========

Security Lending Collateral** - 7.32%
Short-Term Investments - 7.32%
Fixed Rate Notes - 2.29%
Bank of the West 4.80% 5/10/06                                                                123,734            123,734
Barclays Capital 4.82% 4/3/06                                                                 185,601            185,601
Citigroup Global Markets 4.92% 4/3/06                                                       1,105,683          1,105,683
                                                                                                             -----------
                                                                                                               1,415,018
oVariable Rate Notes - 5.03%
American Honda Finance 4.82% 2/21/07                                                          111,370            111,361
ANZ National 4.65% 4/30/07                                                                     24,749             24,747
Australia New Zealand 4.78% 4/30/07                                                           123,735            123,734
Bank of America 4.82% 2/23/07                                                                 160,872            160,854
Bank of New York 4.67% 4//30/07                                                                98,983             98,987
Bayerische Landesbank 4.83% 8/25/06                                                           123,713            123,734

Bear Stearns 4.73% 10/2/06                                                                    148,481            148,481
Beta Finance 4.83% 4/18/06                                                                    123,732            123,731
Canadian Imperial Bank 4.78% 4/30/07                                                           61,847             61,867
CDC Financial Products 4.98% 5/1/06                                                           160,854            160,854
Citigroup Global Markets 4.95% 4/7/06                                                         160,854            160,854
Commonwealth Bank 4.78% 4/30/07                                                               123,737            123,734
Credit Suisse First Boston 4.75% 4/18/06                                                      133,635            133,633
Goldman Sachs 5.02% 4/2/07                                                                    160,854            160,854
Manufacturers & Traders 4.80% 9/26/06                                                         123,731            123,719
Marshall & Ilsley Bank 4.73% 4/30/07                                                          136,112            136,107
Merrill Lynch Mortgage Capital 4.98% 4/7/06                                                   111,361            111,361
Morgan Stanley 5.06% 4/2/07                                                                   153,430            153,430
National Australia Bank 4.64% 3/7/07                                                          153,452            153,430
National City Bank 4.82% 3/2/07                                                               148,510            148,536
Nordea Bank Norge 4.70% 4/30/07                                                               123,738            123,734
Royal Bank of Scotland 4.75% 4/30/07                                                          123,731            123,734
Societe Generale 4.60% 4/30/07                                                                 61,862             61,867
Toyota Motor Credit 4.80% 6/23/06                                                             123,734            123,737
Wells Fargo 4.74% 4/30/07                                                                     123,711            123,734
                                                                                                             -----------
                                                                                                               3,100,814
                                                                                                             -----------
Total Securities Lending Collateral (cost $4,515,832)                                                          4,515,832
                                                                                                             ===========

Total Market Value of Securities - 109.21%
   (cost $50,193,864)                                                                                        67,373,280(cheveron)
Obligation to Return Securities Lending Collateral** - (7.32%)                                               (4,515,832)
Liabilities Net of Receivables and Other Assets (See Notes) - (1.89%)                                        (1,168,801)
                                                                                                             -----------
Net Assets Applicable to 3,177,176 Shares Outstanding - 100.00%                                              $61,688,647
                                                                                                             ===========

+Non-income producing securities for the period ended March 31, 2006. oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
*Fully or partially on loan.
**See Note 3 in "Notes."
(cheveron)Includes $4,443,448 of securities loaned.

ADR - American Depositary Receipts

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust--Delaware VIP Growth Opportunities Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                  $50,622,944
                                     -----------
Aggregate unrealized appreciation     17,595,790
Aggregate unrealized depreciation      (845,454)
                                     -----------
Net unrealized appreciation          $16,750,336
                                     -----------

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $11,012,315 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $11,012,315 expires in 2010.

3. Securities Lending
The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2006, the market value of securities on loan was $4,443,448, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP High Yield Series

March 31, 2006

                                                                                                    Principal           Market
                                                                                                     Amount              Value
                                                                                                    (U.S.$)              (U.S.$)
@=Collateralized Bond Obligations- 0.07%
o#Merrill Lynch CBO VII Series 1997-C3A 144A 5.315% 3/23/08                                          $287,897       $     66,938
South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                       110,804            111,358
                                                                                                                    ------------
Total Collateralized Bond Obligations (cost $264,171)                                                                    178,296
                                                                                                                    ============

Commercial Mortgage-Backed Securities- 0.54%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                  1,375,000          1,344,012
                                                                                                                    ------------
Total Commercial Mortgage-Backed Securities (cost $1,395,571)                                                          1,344,012
                                                                                                                    ============

Corporate Bonds- 90.52%
Banking - 0.22%
Western Financial 9.625% 5/15/12                                                                      485,000            546,838
                                                                                                                    ------------
                                                                                                                         546,838
                                                                                                                    ------------
Basic Industry - 11.10%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                      95,000             96,069
   7.875% 8/1/09                                                                                      665,000            663,338
AK Steel 7.875% 2/15/09                                                                             1,610,000          1,626,100
Bowater 9.50% 10/15/12                                                                              3,105,000          3,306,824
Donohue Forest Products 7.625% 5/15/07                                                              1,325,000          1,344,875
Georgia-Pacific
   8.875% 5/15/31                                                                                   1,490,000          1,609,200
   9.50% 12/1/11                                                                                      990,000          1,089,000
Gold Kist 10.25% 3/15/14                                                                              950,000          1,030,750
Huntsman International 10.125% 7/1/09                                                                 430,000            442,900
#Ineos Group Holdings 144A 8.50% 2/15/16                                                              760,000            725,800
Lyondell Chemical 10.50% 6/1/13                                                                       190,000            211,375
#Nell AF Sarl 144A 8.375% 8/15/15                                                                   1,175,000          1,172,063
Norske Skog 8.625% 6/15/11                                                                          2,420,000          2,444,200
#Port Townsend Paper 144A 12.00% 4/15/11                                                            1,730,000          1,366,700
Potlatch 13.00% 12/1/09                                                                             1,210,000          1,418,199
Rhodia 8.875% 6/1/11                                                                                1,665,000          1,723,275
Smurfit Capital Funding 7.50% 11/20/25                                                              2,870,000          2,683,449
++Solutia 6.72% 10/15/37                                                                            2,270,000          1,935,175
Tembec Industries 8.625% 6/30/09                                                                    2,995,000          1,819,463
Witco 6.875% 2/1/26                                                                                   715,000            679,250
                                                                                                                    ------------
                                                                                                                      27,388,005
                                                                                                                    ------------
Brokerage - 2.32%
E Trade Financial 8.00% 6/15/11                                                                     2,615,000          2,729,406
LaBranche & Company
   9.50% 5/15/09                                                                                    1,290,000          1,386,750
   11.00% 5/15/12                                                                                   1,445,000          1,611,175
                                                                                                                    ------------
                                                                                                                       5,727,331
                                                                                                                    ------------
Capital Goods - 5.93%
Armor Holdings 8.25% 8/15/13                                                                        2,400,000          2,585,999
Graham Packaging 9.875% 10/15/14                                                                    1,635,000          1,663,613
Graphic Packaging International 9.50% 8/15/13                                                         505,000            474,700
Interface 10.375% 2/1/10                                                                            1,555,000          1,710,500
Interline Brands 11.50% 5/15/11                                                                     1,942,000          2,153,193
Intertape Polymer 8.50% 8/1/14                                                                      1,510,000          1,494,900
Mueller Group 10.00% 5/1/12                                                                           625,000            687,500
(openstar)Mueller Holdings 14.75% 4/15/14                                                           2,060,000          1,689,200
#Panolam Industrial 144A 10.75% 10/1/13                                                               900,000            877,500
Trimas 9.875% 6/15/12                                                                               1,420,000          1,306,400
                                                                                                                    ------------
                                                                                                                      14,643,505
                                                                                                                    ------------
Consumer Cyclical - 6.34%
Accuride 8.50% 2/1/15                                                                               1,225,000          1,220,406
Carrols 9.00% 1/15/13                                                                               1,650,000          1,666,500

#Dave & Busters 144A 11.25% 3/15/14                                                                   820,000            834,350
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                   1,855,000          1,730,913
   8.00% 11/1/31                                                                                    1,180,000          1,118,140
Landry's Restaurant 7.50% 12/15/14                                                                  1,120,000          1,086,400
Metaldyne 10.00% 11/1/13                                                                            1,795,000          1,687,300
#Neiman Marcus 144A 9.00% 10/15/15                                                                  1,240,000          1,317,500
O'Charleys 9.00% 11/1/13                                                                            1,575,000          1,614,375
#Uno Restaurant 144A 10.00% 2/15/11                                                                 1,185,000            965,775
Visteon
   7.00% 3/10/14                                                                                      300,000            232,500
   8.25% 8/1/10                                                                                     1,100,000            913,000
Warnaco 8.875% 6/15/13                                                                              1,175,000          1,254,313
                                                                                                                    ------------
                                                                                                                      15,641,472
                                                                                                                    ------------
Consumer Non-Cyclical - 9.31%
Accellent 10.50% 12/1/13                                                                            1,115,000          1,195,838
#Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                          920,000            933,800
Biovail 7.875% 4/1/10                                                                               3,220,000          3,300,499
Constellation Brands 8.125% 1/15/12                                                                 1,175,000          1,238,156
Cott Beverages 8.00% 12/15/11                                                                       2,125,000          2,183,438
Doane Pet Care 10.625% 11/15/15                                                                     1,080,000          1,150,200
Dole Food 8.875% 3/15/11                                                                              575,000            572,125
#Le-Natures 144A 10.00% 6/15/13                                                                     1,840,000          1,941,200
Marsh Supermarkets 8.875% 8/1/07                                                                      210,000            195,825
National Beef Packing 10.50% 8/1/11                                                                 1,485,000          1,507,275
Pilgrim's Pride 9.625% 9/15/11                                                                      1,665,000          1,744,088
Pinnacle Foods 8.25% 12/1/13                                                                          750,000            746,250
Playtex Products 9.375% 6/1/11                                                                      1,540,000          1,617,000
True Temper Sports 8.375% 9/15/11                                                                   2,120,000          1,950,400
#Warner Chilcott 144A 9.25% 2/1/15                                                                  2,710,000          2,703,225
                                                                                                                    ------------
                                                                                                                      22,979,319
                                                                                                                    ------------
Energy - 4.82%
Bluewater Finance 10.25% 2/15/12                                                                      985,000          1,039,175
Compton Petroleum 7.625% 12/1/13                                                                      605,000            608,025
#Copano Energy 144A 8.125% 3/1/16                                                                     450,000            468,000
#Dynegy Holdings 144A 8.375% 5/1/16                                                                   625,000            625,000
El Paso Natural Gas 7.625% 8/1/10                                                                     515,000            539,463
El Paso Production Holding 7.75% 6/1/13                                                             1,545,000          1,608,730
#Hilcorp Energy 144A
   7.75% 11/1/15                                                                                      475,000            476,188
   10.50% 9/1/10                                                                                      569,000            629,456
Inergy Finance 6.875% 12/15/14                                                                        810,000            773,550
#Inergy Finance 144A 8.25% 3/1/16                                                                     375,000            386,250
Quicksilver Resources 7.125% 4/1/16                                                                   925,000            918,063
oSecunda International 12.60% 9/1/12                                                                1,075,000          1,155,625
Tennessee Gas Pipeline 8.375% 6/15/32                                                                 600,000            687,644
#VeraSun Energy 144A 9.875% 12/15/12                                                                1,100,000          1,171,500
Whiting Petroleum 7.25% 5/1/13                                                                        805,000            807,013
                                                                                                                    ------------
                                                                                                                      11,893,682
                                                                                                                    ------------
Finance & Investments  - 0.49%
FINOVA Group 7.50% 11/15/09                                                                         3,618,285          1,221,171
                                                                                                                    ------------
                                                                                                                       1,221,171
                                                                                                                    ------------
Media - 11.70%
CCH I Notes 11.00% 10/1/15                                                                          2,098,000          1,754,453
Cenveo 9.625% 3/15/12                                                                                 940,000          1,016,375
#Charter Communications 144A 5.875% 11/16/09                                                          655,000            446,219
Charter Communications Holdings
   11.125% 1/15/11                                                                                  2,045,000          1,094,075
   (openstar)13.50% 1/15/11                                                                         2,140,000          1,251,900
#oCleveland Unlimited 144A 13.16% 12/15/10                                                            600,000            618,000
CSC Holdings
   8.125% 8/15/09                                                                                     850,000            881,875
   10.50% 5/15/16                                                                                   2,370,000          2,506,274
Dex Media East 12.125% 11/15/12                                                                     1,780,000          2,042,550
Insight Midwest 10.50% 11/1/10                                                                      3,205,000          3,389,287
Lodgenet Entertainment 9.50% 6/15/13                                                                2,260,000          2,452,099
Mediacom Capital 9.50% 1/15/13                                                                      2,900,000          2,885,499
#RH Donnelley 144A 8.875% 1/15/16                                                                   1,620,000          1,692,900
Sheridan Acquisition 10.25% 8/15/11                                                                   710,000            733,963

Sirius Satellite 9.625% 8/1/13                                                                      1,795,000          1,759,100
Vertis 10.875% 6/15/09                                                                                785,000            775,188
Warner Music Group 7.375% 4/15/14                                                                   1,805,000          1,795,975
XM Satellite Radio 12.00% 6/15/10                                                                   1,594,000          1,787,273
                                                                                                                    ------------
                                                                                                                      28,883,005
                                                                                                                    ------------
Real Estate - 2.17%
American Real Estate Partners 8.125% 6/1/12                                                         1,910,000          1,972,075
BF Saul REIT 7.50% 3/1/14                                                                           1,750,000          1,802,500
Tanger Properties 9.125% 2/15/08                                                                    1,490,000          1,572,063
                                                                                                                    ------------
                                                                                                                       5,346,638
                                                                                                                    ------------
Services Cyclical - 12.79%
Adesa 7.625% 6/15/12                                                                                1,360,000          1,397,400
American Airlines 7.379% 5/23/16                                                                      745,311            676,370
#CCM Merger 144A 8.00% 8/1/13                                                                       1,895,000          1,895,000
Corrections Corporation of America 7.50% 5/1/11                                                     2,215,000          2,292,525
#Festival Fun Parks 144A 10.875% 4/15/14                                                              625,000            632,422
Foster Wheeler 10.359% 9/15/11                                                                        282,000            313,020
FTI Consulting 7.625% 6/15/13                                                                       1,355,000          1,432,913
#Galaxy Entertainment 144A 9.875% 12/15/12                                                          2,715,000          2,840,568
Gaylord Entertainment 8.00% 11/15/13                                                                1,490,000          1,560,775
(openstar)H-Lines Finance 11.00% 4/1/13                                                             2,288,000          1,910,480
#Hertz 144A
   8.875% 1/1/14                                                                                      910,000            948,675
   10.50% 1/1/16                                                                                      370,000            403,300
Horizon Lines 9.00% 11/1/12                                                                           845,000            897,813
Kansas City Southern Railway 9.50% 10/1/08                                                          1,450,000          1,555,125
#Knowledge Learning 144A 7.75% 2/1/15                                                               1,065,000          1,019,738
Mandalay Resort Group
   9.50% 8/1/08                                                                                       680,000            726,750
   10.25% 8/1/07                                                                                    1,365,000          1,443,488
MGM MIRAGE 9.75% 6/1/07                                                                               485,000            507,431
OMI 7.625% 12/1/13                                                                                  2,355,000          2,419,762
Royal Caribbean Cruises 7.25% 3/15/18                                                                 575,000            605,392
Seabulk International 9.50% 8/15/13                                                                   865,000            964,475
Stena 9.625% 12/1/12                                                                                1,625,000          1,779,375
(openstar)Town Sports International 11.00% 2/1/14                                                   1,165,000            886,856
Wheeling Island Gaming 10.125% 12/15/09                                                             2,335,000          2,454,668
                                                                                                                    ------------
                                                                                                                      31,564,321
                                                                                                                    ------------
Services Non-Cyclical - 5.91%
Aleris International 9.00% 11/15/14                                                                 1,715,000          1,805,038
Allied Waste North America 9.25% 9/1/12                                                             1,690,000          1,831,538
Brickman Group 11.75% 12/15/09                                                                        580,000            632,925
Casella Waste Systems 9.75% 2/1/13                                                                  2,340,000          2,515,499
#CRC Health 144A 10.75% 2/1/16                                                                      2,025,000          2,095,875
Geo Subordinate 11.00% 5/15/12                                                                      1,635,000          1,618,650
US Oncology 10.75% 8/15/14                                                                          1,645,000          1,805,388
(openstar)Vanguard Health 11.25% 10/1/15                                                            3,095,000          2,274,825
                                                                                                                    ------------
                                                                                                                      14,579,738
                                                                                                                    ------------
Technology & Electronics - 2.17%
Magnachip Semiconductor 8.00% 12/15/14                                                              2,925,000          2,749,500
Sanmina-SCI 8.125% 3/1/16                                                                             505,000            512,575
#Solectron 144A 8.00% 3/15/16                                                                       1,000,000          1,007,500
#Sunguard Data Systems 144A 10.25% 8/15/15                                                          1,015,000          1,073,363
                                                                                                                    ------------
                                                                                                                       5,342,938
                                                                                                                    ------------
Telecommunications - 9.27%
++Allegiance Telecom 11.75% 2/15/08                                                                   565,000            192,100
American Cellular 10.00% 8/1/11                                                                       775,000            844,750
American Tower 7.125% 10/15/12                                                                      1,610,000          1,682,450
Centennial Communications 10.00% 1/1/13                                                               795,000            829,781
Cincinnati Bell 8.375% 1/15/14                                                                      2,210,000          2,256,963
#Digicel Limited 144A 9.25% 9/1/12                                                                  1,170,000          1,243,125
(openstar)Inmarsat Finance 10.375% 11/15/12                                                         2,895,000          2,475,225
iPCS 11.50% 5/1/12                                                                                    885,000          1,013,325
oIWO Escrow Company 8.35% 1/15/12                                                                     265,000            277,256
MCI 6.908% 5/1/07                                                                                     690,000            698,625
Qwest
   7.875% 9/1/11                                                                                      575,000            616,688
   o8.16% 6/15/13                                                                                   1,100,000          1,215,500

Rural Cellular 9.875% 2/1/10                                                                        1,085,000          1,163,663
o#Rural Cellular 144A 10.43% 11/1/12                                                                  760,000            792,300
#Telcordia Technologies 144A 10.00% 3/15/13                                                         3,245,000          2,985,399
Triton Communications 9.375% 2/1/11                                                                 1,375,000            941,875
oUS LEC 12.716% 10/1/09                                                                               675,000            732,375
#Wind Acquisition 144A 10.75% 12/1/15                                                               2,700,000          2,929,500
                                                                                                                    ------------
                                                                                                                      22,890,900
                                                                                                                    ------------
Utilities - 5.98%
Avista 9.75% 6/1/08                                                                                   680,000            736,553
++o#Calpine 144A 9.90% 7/15/07                                                                      1,177,692          1,101,142
#Dynegy Holdings 144A 10.125% 7/15/13                                                               2,345,000          2,689,597
Elwood Energy 8.159% 7/5/26                                                                         1,223,408          1,308,711
Midwest Generation
   8.30% 7/2/09                                                                                     1,350,000          1,394,936
   8.75% 5/1/34                                                                                     1,010,000          1,098,375
Mirant Americas Generation 8.30% 5/1/11                                                             2,300,000          2,392,000
NRG Energy 7.25% 2/1/14                                                                             2,250,000          2,292,188
Orion Power Holdings 12.00% 5/1/10                                                                  1,105,000          1,251,413
#Tenaska Alabama Partners 144A 7.00% 6/30/21                                                          496,643            500,736
=++#USGen New England 144A 7.459% 1/2/15                                                              475,000              3,420
                                                                                                                    ------------
                                                                                                                      14,769,071
                                                                                                                    ------------
Total Corporate Bonds (cost $223,891,129)                                                                            223,417,934
                                                                                                                    ============

Emerging Markets Bonds- 1.55%
#C&M Finance 144A 8.10% 2/1/16                                                                      1,000,000          1,002,362
Republic of El Salvador 7.65% 6/15/35                                                               1,700,000          1,797,750
Venezuela Government 6.00% 12/9/20                                                                  1,110,000          1,023,420
                                                                                                                    ------------
Total Emerging Markets Bonds (cost $3,710,108)                                                                         3,823,532
                                                                                                                    ============

(opendiamond)Senior Secured Loans- 0.28%
HealthSouth 9.63% 3/10/07                                                                             700,000            695,625
                                                                                                                    ------------
Total Senior Secured Loans (cost $694,765)                                                                               695,625
                                                                                                                    ============
                                                                                                  Number of
                                                                                                  Shares
Common Stock- 1.12%
++=@(pi)Avado Brands                                                                                    1,813             25,436
B&G Foods                                                                                              20,500            295,610
+Foster Wheeler                                                                                        27,215          1,287,536
+Mirant                                                                                                35,864            896,600
+Petroleum Geo-Services ADR                                                                             2,484            115,481
+XM Satellite Radio Holdings Class A                                                                    6,750            150,323
                                                                                                                    ------------
Total Common Stock (cost $1,503,726)                                                                                   2,770,986
                                                                                                                    ============

Warrants- 0.00%
++#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                            850                 --
                                                                                                                    ------------
Total Warrants (cost $72,431)                                                                                                 --
                                                                                                                    ============

                                                                                                  Principal
                                                                                                  Amount
Repurchase Agreements- 3.60%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $4,446,648,
collateralized by $4,580,000 U.S. Treasury Bills
due 4/20/06, market value $4,570,190)                                                              $4,445,000          4,445,000

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$2,140,799, collateralized by $602,000 U.S. Treasury Bills due 6/22/06, market value $595,751, $694,000 U.S. Treasury Bills due 7/20/06, market value $684,843,
$578,000 U.S. Treasury Bills due 8/17/06, market value $568,470 and $336,000
U.S. Treasury Notes 2.625% due 11/15/06, market value $334,916)                                     2,140,000          2,140,000
With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $2,314,864,
collateralized by $2,417,000 U.S. Treasury Bills due
9/28/06, market value $2,361,424)                                                                   2,314,000          2,314,000
                                                                                                                    ------------

Total Repurchase Agreements (cost $8,899,000)                                                                          8,899,000
                                                                                                                    ============

Total Market Value of Securities - 97.68%
   (cost $240,430,901)                                                                                               241,129,385
Receivables and Other Assets Net of Liabilities (See Notes) - 2.32%                                                    5,726,721
                                                                                                                    ============
Net Assets Applicable to 43,345,039 Outstanding - 100.00%                                                           $246,856,106
                                                                                                                    ============

+Non-income producing security for the period ended March 31, 2006.
++Non-income producing security. Security is currently in default.
oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $27,921,141, which represented 11.31% of the Series' net assets. See Note 3 in "Notes."
=Security is being fair valued in accordance with the Series' fair valuation policy. At March 31, 2006, the aggregate amount of fair valued securities equals $207,152, which represented 0.08% of the Series' net assets. See Note 1 in "Notes."
(openstar) Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
@Illiquid security. At March 31, 2006, the aggregate amount of illiquid securities equals $203,732, which represented 0.08% of the Series' net assets. See Note 3 in "Notes."
(opendiamond)Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
(pi)Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2006, the aggregate amount of the restricted security equals $25,436 or 0.01% of the Series' net assets. See Note 3 in "Notes."

Summary of Abbreviations:
ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP High Yield Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                  $241,299,704
                                     ------------
Aggregate unrealized appreciation       5,122,165
Aggregate unrealized depreciation      (5,292,484)
                                     ------------
Net unrealized depreciation          $   (170,319)
                                     ============

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $43,448,120 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $20,796,195 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

3. Credit and Market Risk
The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP International Value Equity Series

March 31, 2006

                                                                                         Number of            Market
                                                                                           Shares          Value (U.S.$)
Common Stock - 99.07%(opentri)
Australia - 10.13%
Amcor                                                                                        360,501      $   1,909,470
*Coles Myer                                                                                  319,703          2,445,416
Foster's Group                                                                               907,526          3,447,650
National Australia Bank                                                                      176,416          4,750,260
Telstra                                                                                    1,047,298          2,799,564
Wesfarmers                                                                                    63,215          1,576,450
                                                                                                          -------------
                                                                                                             16,928,810
                                                                                                          -------------
Belgium - 2.21%
Fortis                                                                                       103,906          3,698,017
                                                                                                          -------------
                                                                                                              3,698,017
                                                                                                          -------------
Finland - 1.86%
UPM-Kymmene                                                                                  131,876          3,109,034
                                                                                                          -------------
                                                                                                              3,109,034
                                                                                                          -------------
France - 8.20%
Cie de Saint-Gobain                                                                           49,821          3,471,608
Societe Generale                                                                              30,981          4,642,108
+Suez Strip                                                                                   17,112                207
Total                                                                                         21,238          5,598,812
                                                                                                          -------------
                                                                                                             13,712,735
                                                                                                          -------------
Germany - 5.15%
Bayer                                                                                         85,443          3,423,847
RWE                                                                                           59,711          5,189,832
                                                                                                          -------------
                                                                                                              8,613,679
                                                                                                          -------------
Hong Kong - 2.86%
Hong Kong Electric Holdings                                                                  561,000          2,639,832
Wharf Holdings                                                                               583,285          2,138,866
                                                                                                          -------------
                                                                                                              4,778,698
                                                                                                          -------------
Italy - 5.45%
Banca Intesa                                                                                 987,590          5,885,706
UniCredito Italiano                                                                          446,754          3,221,954
                                                                                                          -------------
                                                                                                              9,107,660
                                                                                                          -------------
Japan - 16.20%
Canon                                                                                         74,700          4,930,006
*Hitachi                                                                                     238,000          1,684,813
Kao                                                                                           64,000          1,683,977
*KDDI                                                                                            680          3,632,043
Millea Holdings                                                                                  113          2,229,515
Nintendo                                                                                       5,100            761,616
Takeda Pharmaceutical                                                                         88,300          5,023,138
Toyota Motor                                                                                 104,700          5,701,074
West Japan Railway                                                                               341          1,439,041
                                                                                                          -------------
                                                                                                             27,085,223
                                                                                                          -------------
Netherlands - 5.12%
ING Groep                                                                                    130,579          5,142,427
Reed Elsevier                                                                                239,442          3,424,960
                                                                                                          -------------
                                                                                                              8,567,387
                                                                                                          -------------
New Zealand - 1.35%
*Telecom of New Zealand                                                                      660,025          2,251,979
                                                                                                          -------------
                                                                                                              2,251,979
                                                                                                          -------------
Republic of Korea - 0.98%
POSCO ADR                                                                                     25,571          1,631,430
                                                                                                          -------------
                                                                                                              1,631,430
                                                                                                          -------------
Singapore - 1.96%
Jardine Matheson Holdings                                                                     62,222          1,142,611
Oversea-Chinese Banking                                                                      516,000          2,138,982
                                                                                                          -------------
                                                                                                              3,281,593
                                                                                                          -------------
South Africa - 1.04%
Sasol                                                                                         46,109          1,742,966
                                                                                                          -------------
                                                                                                              1,742,966
                                                                                                          -------------

Spain - 8.06%
Banco Santander Central Hispano                                                              226,387          3,301,427
Iberdrola                                                                                    140,727          4,529,777
Telefonica                                                                                   360,871          5,651,299
                                                                                                          -------------
                                                                                                             13,482,503
                                                                                                          -------------
Taiwan - 1.04%
Chunghwa Telecom ADR                                                                          88,700          1,737,633
                                                                                                          -------------
                                                                                                              1,737,633
                                                                                                          -------------
United Kingdom - 27.46%
Aviva                                                                                        127,992          1,774,946
BG Group                                                                                     371,866          4,647,702
BOC Group                                                                                    101,001          2,711,001
Boots Group                                                                                  167,700          2,090,662
BP                                                                                           369,880          4,257,358
Brambles Industries                                                                          302,904          2,262,248
Compass Group                                                                                109,390            433,298
GKN                                                                                          290,403          1,671,865
GlaxoSmithKline                                                                              196,650          5,144,446
HBOS                                                                                         286,023          4,769,406
Lloyds TSB Group                                                                             394,637          3,773,387
Rio Tinto                                                                                     22,825          1,171,496
Royal Bank of Scotland Group                                                                 103,258          3,359,229
*Royal Dutch Shell Class A                                                                   137,449          4,303,055
Unilever                                                                                     346,409          3,539,897
                                                                                                          -------------
                                                                                                             45,909,996
                                                                                                          -------------
Total Common Stock (cost $107,111,122)                                                                      165,639,343
                                                                                                          =============

                                                                                         Principal
                                                                                          Amount
Repurchase Agreements - 0.43%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $360,334,
collateralized by $371,100 U.S. Treasury Bills
due 4/20/06, market value $370,278)                                                         $360,200            360,200

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$173,465, collateralized by $48,700 U.S. Treasury Bills due 6/22/06, market value $48,268, $56,200 U.S. Treasury Bills due 7/20/06, market value $55,486,
$46,900 U.S. Treasury Bills due 8/17/06, market value $46,058 and $27,200 U.S.
Treasury Notes 2.625% due 11/15/06, market value
$27,135)                                                                                     173,400            173,400

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $187,470,
collateralized by $195,800 U.S. Treasury Bills due
9/28/06, market value $191,323)                                                              187,400            187,400
                                                                                                          -------------
Total Repurchase Agreements (cost $721,000)                                                                     721,000
                                                                                                          =============

Total Market Value of Securities Before Securities Lending Collateral - 99.50%
   (cost $107,832,122)                                                                                      166,360,343
                                                                                                          =============

Security Lending Collateral** - 4.83%
Short-Term Investments - 4.83%
Fixed Rate Notes - 1.51%
Bank of the West 4.80% 5/10/06                                                               221,073            221,073
Barclays Capital 4.82% 4/3/06                                                                331,610            331,610
Citigroup Global Markets 4.92% 4/3/06                                                      1,975,504          1,975,504
                                                                                                          -------------
                                                                                                              2,528,187
oVariable Rate Notes - 3.32%
American Honda Finance 4.82% 2/21/07                                                         198,983            198,966
ANZ National 4.65% 4/30/07                                                                    44,218             44,215
Australia New Zealand 4.78% 4/30/07                                                          221,075            221,073
Bank of America 4.82% 2/23/07                                                                287,428            287,395
Bank of New York 4.67% 4/30/07                                                               176,852            176,859
Bayerische Landesbank 4.83% 8/25/06                                                          221,036            221,073
Bear Stearns 4.73% 10/2/06                                                                   265,288            265,288
Beta Finance 4.83% 4/18/06                                                                   221,070            221,068

Canadian Imperial Bank 4.78% 4/30/07                                                         110,500            110,537
CDC Financial Products 4.98% 5/1/06                                                          287,395            287,395
Citigroup Global Markets 4.95% 4/7/06                                                        287,395            287,395
Commonwealth Bank 4.78% 4/30/07                                                              221,079            221,073
Credit Suisse First Boston 4.75% 4/18/06                                                     238,763            238,759
Goldman Sachs 5.02% 4/2/07                                                                   287,395            287,395
Manufacturers & Traders 4.80% 9/26/06                                                        221,068            221,046
Marshall & Ilsley Bank 4.73% 4/30/07                                                         243,189            243,181
Merrill Lynch Mortgage Capital 4.98% 4/7/06                                                  198,966            198,966
Morgan Stanley 5.06% 4/2/07                                                                  274,131            274,131
National Australia Bank 4.64% 3/7/07                                                         274,171            274,131
National City Bank 4.82% 3/2/07                                                              265,341            265,387
Nordea Bank Norge 4.70% 4/30/07                                                              221,080            221,073
Royal Bank of Scotland 4.75% 4/30/07                                                         221,067            221,073
Societe Generale 4.60% 4/30/07                                                               110,527            110,537
Toyota Motor Credit 4.80% 6/23/06                                                            221,073            221,080
Wells Fargo 4.74% 4/30/07                                                                    221,032            221,074
                                                                                                          -------------
                                                                                                              5,540,170
                                                                                                          -------------
Total Securities Lending Collateral (cost $8,068,357)                                                         8,068,357
                                                                                                          =============

Total Market Value of Securities - 104.33%
   (cost $115,900,479)                                                                                      174,428,700(cheveron)
Obligation to Return Securities Lending Collateral** - (4.83%)                                               (8,068,357)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.50%                                             827,407
                                                                                                          -------------
Net Assets Applicable to 8,267,852 Shares Outstanding - 100.00%                                           $ 167,187,750
                                                                                                          =============

+Non-income producing security for the period ended March 31, 2006. oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
*Fully or partially on loan.
**See Note 4 in "Notes."
(cheveron)Includes $7,664,533 of securities loaned.
(opentri)Securities have been classified by country of origin.

ADR - American Depositary Receipts

The following forward foreign currency exchange contracts were outstanding at March 31, 2006:

Forward Foreign Currency Exchange Contracts(1)

                                                                                                           Unrealized
Contracts to Receive (Deliver)                 In Exchange For                 Settlement Date            Appreciation
-----------------------------                  ---------------                 ---------------            ------------
142,534 AUD                                    USD    (101,741)                    4/03/06                 $     304
(4,885,000) GBP                                USD   8,750,412                     4/28/06                   260,818
                                                                                                           ---------
                                                                                                           $ 261,122
                                                                                                           =========

AUD - Australian Dollar
GBP - British Pound Sterling
USD - U.S. Dollar

(1)See Note 3 in "Notes."

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP International Value Equity Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                           $116,933,168
                                              ------------
Aggregate unrealized appreciation               58,988,173
Aggregate unrealized depreciation               (1,492,641)
                                              -----------
Net unrealized appreciation                   $ 57,495,532
                                              ============

3. Foreign Currency Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2006, the market value of securities on loan was $7,664,533, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP REIT Series

March 31, 2006

                                                                                                    Number of          Market
                                                                                                      Shares            Value
Common Stock - 94.06%
Diversified REITs - 4.81%
Vornado Realty Trust                                                                                 474,701       $ 45,571,296
                                                                                                                   ------------
                                                                                                                     45,571,296
                                                                                                                   ------------
Healthcare REITs - 2.94%
Medical Properties Trust                                                                             397,300          4,290,840
#Medical Properties Trust                                                                            435,935          4,708,098
Ventas                                                                                               568,700         18,869,466
                                                                                                                   ------------
                                                                                                                     27,868,404
                                                                                                                   ------------
Hotel REITs - 5.28%
Hersha Hospitality Trust                                                                             923,490          9,040,967
Host Marriott                                                                                        561,981         12,026,393
LaSalle Hotel Properties                                                                             431,285         17,682,686
Strategic Hotel Capital                                                                              482,200         11,225,616
                                                                                                                   ------------
                                                                                                                     49,975,662
                                                                                                                   ------------
Industrial REITs - 9.10%
AMB Property                                                                                         418,855         22,731,261
First Potomac Realty Trust                                                                           215,147          6,077,903
ProLogis                                                                                           1,071,693         57,335,575
                                                                                                                   ------------
                                                                                                                     86,144,739
                                                                                                                   ------------
Mall REITs - 15.11%
CBL & Associates Properties                                                                          383,269         16,269,769
General Growth Properties                                                                            868,946         42,465,391
Macerich                                                                                             281,700         20,831,715
Simon Property Group                                                                                 754,599         63,491,960
                                                                                                                   ------------
                                                                                                                    143,058,835
                                                                                                                   ------------
Manufactured Housing REITs - 1.43%
Equity Lifestyle Properties                                                                          272,400         13,551,900
                                                                                                                   ------------
                                                                                                                     13,551,900
                                                                                                                   ------------
Mortgage REITs - 2.33%
KKR Financial                                                                                          1,500             33,645
#KKR Financial                                                                                       461,178         10,344,222
MortgageIT Holdings                                                                                  448,300          4,855,089
#Peoples Choice                                                                                    1,231,283          6,772,057
                                                                                                                   ------------
                                                                                                                     22,005,013
                                                                                                                   ------------
Multifamily REITs - 16.87%
AvalonBay Communities                                                                                393,674         42,949,832
Camden Property Trust                                                                                282,374         20,345,047
Equity Residential                                                                                   917,900         42,948,541
Essex Property Trust                                                                                 197,608         21,485,918
Home Properties                                                                                      108,800          5,559,680
United Dominion Realty Trust                                                                         924,836         26,394,819
                                                                                                                   ------------
                                                                                                                    159,683,837
                                                                                                                   ------------
Office REITs - 20.20%
Alexandria Real Estate Equities                                                                      230,596         21,982,717
American Financial Realty Trust                                                                      562,821          6,556,865
Biomed Realty Trust                                                                                  320,600          9,502,584
Boston Properties                                                                                    361,000         33,663,250
Brandywine Realty Trust                                                                            1,072,527         34,063,457
CarrAmerica Realty                                                                                   217,100          9,684,831
Maguire Properties                                                                                   329,000         12,008,500
Reckson Associates Realty                                                                            653,097         29,924,905
SL Green Realty                                                                                      332,737         33,772,805
                                                                                                                   ------------
                                                                                                                    191,159,914
                                                                                                                   ------------
Real Estate Operating Companies - 2.19%
+Great Wolf Resorts                                                                                  571,328          6,621,692
Starwood Hotels & Resorts Worldwide                                                                  208,750         14,138,637
                                                                                                                   ------------
                                                                                                                     20,760,329
                                                                                                                   ------------
Self-Storage Reits - 2.17%
U-Store-It Trust                                                                                   1,018,400         20,520,760
                                                                                                                   ------------
                                                                                                                     20,520,760
                                                                                                                   ------------

Shopping Center REITs - 11.63%
Developers Diversified Realty                                                                        424,078         23,218,271
Federal Realty Investment Trust                                                                      354,189         26,635,013
Kimco Realty                                                                                         238,400          9,688,576
Kite Realty Group Trust                                                                            1,061,396         16,929,266
Ramco-Gershenson Properties                                                                          380,517         11,518,250
Regency Centers                                                                                      328,539         22,074,535
                                                                                                                   ------------
                                                                                                                    110,063,911
                                                                                                                   ------------
Total Common Stock (cost $675,175,968)                                                                              890,364,600
                                                                                                                   ============
                                                                                                 Principal
                                                                                                  Amount
Repurchase Agreements - 5.50%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $26,011,642,
collateralized by $26,791,000 U.S. Treasury Bills
due 4/20/06, market value $26,732,455)                                                           $26,002,000         26,002,000

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$12,522,673, collateralized by $3,519,000 U.S. Treasury Bills due 6/22/06,
market value $3,484,730, $4,060,000 U.S. Treasury Bills due 7/20/06, market value $4,005,861, $3,383,000 U.S. Treasury Bills due 8/17/06, market value
$3,325,155 and $1,966,000 U.S. Treasury Notes 2.625% due 11/15/06, market value
$1,959,027)                                                                                       12,518,000         12,518,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $13,538,052,
collateralized by $14,136,000 U.S. Treasury Bills due
9/28/06, market value $13,812,699)                                                                13,533,000         13,533,000
                                                                                                                   ------------
Total Repurchase Agreements (cost $52,053,000)                                                                       52,053,000
                                                                                                                   ============


Total Market Value of Securities - 99.56%
   (cost $727,228,968)                                                                                              942,417,600
Receivables and Other Assets Net of Liabilities (See Notes) - 0.44%                                                   4,130,267
                                                                                                                   ============
Net Assets Applicable to 48,612,385 Shares Outstanding - 100.00%                                                   $946,547,867
                                                                                                                   ============

+Non-income producing security for the period ended March 31, 2006.
#Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2006, the aggregate amount of the restricted security equals $21,824,377 or 2.31% of the Series' net assets. See Note 3 in "Notes."

Summary of Abbreviations:
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP REIT Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                  $727,356,832
                                     ------------
Aggregate unrealized appreciation     229,900,033
Aggregate unrealized depreciation    (14,839,265)
                                     ------------
Net unrealized appreciation          $215,060,768
                                     ------------

3. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Select Growth Series

March 31, 2006

                                                                                                      Number of          Market
                                                                                                        Shares            Value
Common Stock - 99.15%(opendiamond)
Basic Industry/Capital Goods - 2.78%
Graco                                                                                                   8,000        $   363,440
Newmont Mining                                                                                          1,900             98,591
Praxair                                                                                                 3,500            193,025
                                                                                                                     -----------
                                                                                                                         655,056
                                                                                                                     -----------
Business Services - 5.91%
Expeditors International Washington                                                                     8,400            725,676
First Data                                                                                              8,000            374,560
Paychex                                                                                                 7,000            291,620
                                                                                                                     -----------
                                                                                                                       1,391,856
                                                                                                                     -----------
Consumer Non-Durables - 18.25%
Best Buy                                                                                                1,950            109,064
+Blue Nile                                                                                             29,600          1,041,624
+NetFlix                                                                                               77,000          2,232,230
Staples                                                                                                 9,500            242,440
Tuesday Morning                                                                                        17,000            392,530
Walgreen                                                                                                6,500            280,345
                                                                                                                     -----------
                                                                                                                       4,298,233
                                                                                                                     -----------
Consumer Services - 28.93%
+Apollo Group Class A                                                                                   5,800            304,558
+eBay                                                                                                  16,300            636,678
IHOP                                                                                                   13,300            637,602
International Game Technology                                                                          24,500            862,890
Jackson Hewitt Tax Service                                                                             22,200            701,076
+Liberty Global Class A                                                                                 5,900            120,773
+Liberty Global Class C                                                                                17,500            345,625
+MGM MIRAGE                                                                                             9,000            387,810
ServiceMaster                                                                                          48,500            636,320
Strayer Education                                                                                       8,450            864,097
Weight Watchers International                                                                          14,800            760,720
+XM Satellite Radio Holdings Class A                                                                   25,000            556,750
                                                                                                                     -----------
                                                                                                                       6,814,899
                                                                                                                     -----------
Energy - 0.46%
EOG Resources                                                                                           1,500            108,000
                                                                                                                     -----------
                                                                                                                         108,000
                                                                                                                     -----------
Financials - 5.39%
Chicago Mercantile Exchange                                                                             1,310            586,225
+NETeller                                                                                              16,500            210,560
optionsXpress Holdings                                                                                  3,600            104,688
Plum Creek Timber                                                                                      10,000            369,300
                                                                                                                     -----------
                                                                                                                       1,270,773
                                                                                                                     -----------
Health Care - 14.68%
Allergan                                                                                               10,300          1,117,550
+Genentech                                                                                              7,000            591,570
+Myogen                                                                                                 3,500            126,805
UnitedHealth Group                                                                                     14,300            798,798
+Zimmer Holdings                                                                                       12,200            824,720
                                                                                                                     -----------
                                                                                                                       3,459,443
                                                                                                                     -----------
Technology - 22.75%
+Google Class A                                                                                           675            263,250
+Intuit                                                                                                13,600            723,384
+NAVTEQ                                                                                                18,500            937,025
QUALCOMM                                                                                               26,800          1,356,348
+SanDisk                                                                                               23,800          1,368,976
+Seagate Technology                                                                                     7,600            200,108
Sprint Nextel                                                                                          19,773            510,934
                                                                                                                     -----------
                                                                                                                       5,360,025
                                                                                                                     -----------
Total Common Stock (cost $18,308,086)                                                                                 23,358,285
                                                                                                                     ===========

                                                                                                  Principal
                                                                                                   Amount
Repurchase Agreements - 0.96%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $113,442,
collateralized by $116,800 U.S. Treasury Bills
due 4/20/06, market value $116,579)                                                                  $113,400            113,400

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$54,620, collateralized by $15,300 U.S. Treasury Bills due 6/22/06, market value
$15,197, $17,700 U.S. Treasury Bills due 7/20/06, market value $17,469, $14,800
U.S. Treasury Bills due 8/17/06, market value $14,501 and $8,600
U.S. Treasury Notes 2.625% due 11/15/06, market value $8,543)                                          54,600             54,600

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $59,022,
collateralized by $61,600 U.S. Treasury Bills due
9/28/06, market value $60,236)                                                                         59,000             59,000
                                                                                                                     -----------
Total Repurchase Agreements (cost $227,000)                                                                              227,000
                                                                                                                     ===========
Total Market Value of Securities - 100.11%
   (cost $18,535,086)                                                                                                 23,585,285
Liabilities Net of Receivables and Other Assets (See Notes) - (0.11%)                                                   (25,736)
                                                                                                                     ===========
Net Assets Applicable to 2,300,647 Shares Outstanding - 100.00%                                                      $23,559,549
                                                                                                                     ===========

+Non-income producing security for the period ended March 31, 2006. (opendiamond)Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Select Growth Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Series custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                   $18,542,007
                                      -----------
Aggregate unrealized appreciation       5,446,702
Aggregate unrealized depreciation       (403,424)
                                      -----------
Net unrealized appreciation           $ 5,043,278
                                      -----------

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $50,257,509 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,202,631 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and
$3,283,750 expires 2011.

3. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Small Cap Value Series
------------------------------------------------------

March 31, 2006

                                                                                            Number of          Market
                                                                                            Shares             Value
Common Stock- 93.86%
Basic Industries/Capital Goods - 13.44%
Albemarle                                                                                    167,500     $    7,596,125
*+Alpha Natural Resources                                                                    325,200          7,525,128
Arch Coal                                                                                    110,800          8,414,152
Bowater                                                                                      276,100          8,167,038
+Chaparral Steel                                                                             121,500          7,887,780
Crane                                                                                        217,700          8,927,877
+Crown Holdings                                                                              506,300          8,981,762
FMC                                                                                          135,600          8,404,488
*Fuller (H.B.)                                                                               240,000         12,321,600
*Georgia Gulf                                                                                320,500          8,329,795
+Griffon                                                                                     280,730          6,973,333
IPSCO                                                                                         81,900          8,524,971
*MacDermid                                                                                   302,200          9,715,730
+Pactiv                                                                                      216,200          5,305,548
*+PolyOne                                                                                    658,100          6,133,492
Spartech                                                                                     276,100          6,626,400
*Texas Industries                                                                            121,500          7,349,535
*Westlake Chemical                                                                           201,400          6,958,370
                                                                                                         --------------
                                                                                                            144,143,124
                                                                                                         --------------
Business Services - 2.02%
Brink's                                                                                      270,400         13,725,504
*+United Stationers                                                                          150,400          7,986,240
                                                                                                         --------------
                                                                                                             21,711,744
                                                                                                         --------------
Capital Spending - 7.14%
*+Casella Waste Systems                                                                      482,400          6,854,904
*Gibraltar Industries                                                                        317,300          9,347,658
Harsco                                                                                       145,100         11,988,162
+Insituform Technologies Class A                                                             161,100          4,285,260
*Kaydon                                                                                      256,900         10,368,484
*Mueller Industries                                                                          243,900          8,704,791
*Wabtec                                                                                      429,900         14,014,740
Walter Industries                                                                            164,900         10,985,638
                                                                                                         --------------
                                                                                                             76,549,637
                                                                                                         --------------
Consumer Cyclical - 1.58%
*Furniture Brands International                                                              199,600          4,892,196
KB HOME                                                                                       93,700          6,088,626
*+WCI Communities                                                                            212,400          5,908,968
                                                                                                         --------------
                                                                                                             16,889,790
                                                                                                         --------------
Consumer Services - 11.91%
+AnnTaylor Stores                                                                            317,500         11,680,824
Applebee's International                                                                     214,100          5,256,155
*Belo Class A                                                                                201,100          3,997,868
Borders Group                                                                                306,900          7,746,156
*Cato Class A                                                                                433,200         10,336,152
*+CEC Entertainment                                                                          217,700          7,319,074
+Dollar Tree Stores                                                                          318,000          8,799,060
*K Swiss                                                                                     219,400          6,612,716
Kellwood                                                                                     188,300          5,910,737
*Kenneth Cole Productions Class A                                                            164,700          4,562,190
*+Lenox Group                                                                                153,000          2,004,300
Meredith                                                                                     107,600          6,003,004
+Sports Authority                                                                            222,218          8,199,844
*Stage Stores                                                                                202,350          6,019,913
*Thor Industries                                                                             199,000         10,618,640
*Tuesday Morning                                                                             182,500          4,213,925
Wolverine World Wide                                                                         331,850          7,343,841
*+Zale                                                                                       393,400         11,027,002
                                                                                                         --------------
                                                                                                            127,651,401
                                                                                                         --------------

Consumer Staples - 2.93%
American Greetings Class A                                                                   372,400          8,051,288
Bunge Limited                                                                                108,800          6,061,248
+Constellation Brands                                                                        317,000          7,940,850
Del Monte Foods                                                                              788,200          9,348,052
                                                                                                         --------------
                                                                                                             31,401,438
                                                                                                         --------------
Energy - 7.45%
*+Energy Partners                                                                            395,000          9,314,100
+Grey Wolf                                                                                 1,174,000          8,734,560
+Newfield Exploration                                                                        149,300          6,255,670
*+Newpark Resources                                                                          962,200          7,890,040
*Southwest Gas                                                                               254,000          7,099,300
Tesoro                                                                                        90,900          6,212,106
TODCO                                                                                        154,300          6,080,963
*+W-H Energy Services                                                                        373,500         16,617,015
*+Whiting Petroleum                                                                          284,500         11,661,655
                                                                                                         --------------
                                                                                                             79,865,409
                                                                                                         --------------
Financial Services - 16.56%
*AmerUs Group                                                                                197,100         11,873,304
Bank of Hawaii                                                                               211,800         11,291,058
*Bankunited Financial Class A                                                                374,300         10,121,072
Berkley (W.R.)                                                                               260,162         15,105,006
*Boston Private Financial Holdings                                                           335,100         11,323,029
Colonial BancGroup                                                                           621,900         15,547,500
Compass Bancshares                                                                            98,200          4,969,902
*First Midwest Bancorp                                                                        71,500          2,614,755
*First Republic Bank                                                                         296,000         11,194,720
*Greater Bay Bancorp                                                                         355,700          9,867,118
*Harleysville Group                                                                          199,600          5,926,124
*Independent Bank                                                                            108,400          3,485,060
*Infinity Property & Casualty                                                                186,300          7,776,162
*MAF Bancorp                                                                                 194,600          8,517,642
*NBT Bancorp                                                                                 175,500          4,080,375
Platinum Underwriters Holdings                                                               291,100          8,471,010
*Provident Bankshares                                                                        302,400         11,022,480
*Republic Bancorp                                                                            494,396          5,952,528
*Sterling Financial                                                                          298,420          8,654,180
*+Triad Guaranty                                                                             208,400          9,773,960
                                                                                                         --------------
                                                                                                            177,566,985
                                                                                                         --------------
Health Care - 6.43%
+Alderwoods Group                                                                            562,400         10,066,960
*Arrow International                                                                         189,800          6,200,766
*Diagnostic Products                                                                         110,600          5,267,878
*Owens & Minor                                                                               290,300          9,513,131
+Par Pharmaceuticals                                                                         184,200          5,190,756
+Pediatrix Medical Group                                                                     109,200         11,208,288
*+PRA International                                                                          223,500          5,540,565
Service Corp International                                                                   725,700          5,660,460
Universal Health Services Class B                                                            201,700         10,244,343
                                                                                                         --------------
                                                                                                             68,893,147
                                                                                                         --------------
Real Estate - 4.79%
*Ashford Hospitality Trust                                                                   444,500          5,511,800
Brandywine Realty Trust                                                                      341,233         10,837,560
Camden Property Trust                                                                        181,500         13,077,075
*Education Realty Trust                                                                      242,100          3,704,130
*Highland Hospitality                                                                        536,600          6,820,186
*Reckson Associates Realty                                                                   249,200         11,418,344
                                                                                                         --------------
                                                                                                             51,369,095
                                                                                                         --------------
Technology - 13.34%
Acxiom                                                                                       417,300         10,783,032
+BEA Systems                                                                               1,033,500         13,569,855
*+Bell Microproducts                                                                         536,200          3,302,992
+Brocade Communications Systems                                                            2,307,500         15,414,100
*+Checkpoint Systems                                                                         344,800          9,268,224
*+CommScope                                                                                  377,900         10,789,045
*+Datastream Systems                                                                         512,800          5,245,944
+Emulex                                                                                      544,900          9,312,341
*+Entegris                                                                                   590,400          6,281,856
+Ingram Micro Class A                                                                        516,400         10,328,000
*+Insight Enterprises                                                                        326,600          7,188,466

+International Rectifier                                                                     160,100          6,632,943
+NETGEAR                                                                                     212,700          4,043,427
*QAD                                                                                         335,600          2,510,288
Symbol Technologies                                                                          417,300          4,415,034
*+Synnex                                                                                     273,600          5,078,016
+Synopsys                                                                                    402,600          8,998,110
*Technitrol                                                                                  409,100          9,810,218
                                                                                                         --------------
                                                                                                            142,971,891
                                                                                                         --------------
Transportation - 3.54%
Alexander & Baldwin                                                                          249,500         11,896,160
*+Kirby                                                                                      181,500         12,361,965
*+SCS Transportation                                                                         121,900          3,548,509
SkyWest                                                                                      180,000          5,268,600
*+YRC Worldwide                                                                              127,000          4,833,620
                                                                                                         --------------
                                                                                                             37,908,854
                                                                                                         --------------
Utilities - 2.73%
Black Hills                                                                                  109,800          3,733,200
*+El Paso Electric                                                                           353,100          6,723,024
*FairPoint Communications                                                                    308,400          4,262,088
*Otter Tail                                                                                  235,800          6,765,102
PNM Resources                                                                                320,550          7,821,420
                                                                                                         --------------
                                                                                                             29,304,834
                                                                                                         --------------
Total Common Stock (cost $734,280,587)                                                                    1,006,227,349
                                                                                                         ==============

Exchange Traded Funds- 0.92%
*iShares Russell 2000 Value Index Fund                                                       131,400          9,809,010
                                                                                                         --------------
Total Exchange Traded Funds (cost $8,690,967)                                                                 9,809,010
                                                                                                         ==============

                                                                                         Principal
                                                                                         Amount
Repurchase Agreements- 5.29%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $28,350,910,
collateralized by $29,199,200 U.S. Treasury Bills
due 4/20/06, market value $29,135,926)                                                    $28,340,400        28,340,400

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$13,648,293, collateralized by $3,834,900 U.S. Treasury Bills due 6/22/06,
market value $3,798,036, $4,424,800 U.S. Treasury Bills due 7/20/06, market value $4,366,022, $3,687,400 U.S. Treasury Bills due 8/17/06, market value
$3,624,114 and $2,142,400 U.S. Treasury Notes 2.625% due 11/15/06, market value
$2,135,160)                                                                                13,643,200        13,643,200

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $14,754,906,
collateralized by $15,406,500 U.S. Treasury Bills due
9/28/06, market value $15,054,576)                                                         14,749,400        14,749,400
                                                                                                         --------------
Total Repurchase Agreements (cost $56,733,000)                                                               56,733,000
                                                                                                         ==============

Total Market Value of Securities Before Securities Lending Collateral - 100.07%
   (cost $799,704,554)                                                                                    1,072,769,359

Securities Lending Collateral** - 22.56%
 Short-Term Investments
 Fixed Rate Notes - 7.07%
 Bank of the West 4.80% 5/10/06                                                            6,626,116          6,626,136
 Barclays Capital 4.82% 4/3/06                                                             9,939,203          9,939,203
 Citigroup Global Markets 4.92% 4/3/06                                                    59,210,924         59,210,924
                                                                                                         --------------
                                                                                                             75,776,263
                                                                                                         --------------
 oVariable Rate Notes - 15.49%
 American Honda Finance 4.82% 2/21/07                                                      5,964,029          5,963,522
 ANZ National 4.65% 4/30/07                                                                1,325,330          1,325,227
 Australia New Zealand 4.78% 4/30/07                                                       6,626,188          6,626,136
 Bank of America 4.82% 2/23/07                                                             8,614,950          8,613,976
 Bank of New York 4.67% 4/30/07                                                            5,300,707          5,300,908
 Bayerische Landesbank 4.83% 8/25/06                                                       6,625,029          6,626,136
 Bear Stearns 4.73% 10/2/06                                                                7,951,363          7,951,362

 Beta Finance 4.83% 4/18/06                                                                6,626,045          6,625,972
 Canadian Imperial Bank 4.78% 4/30/07                                                      3,311,975          3,313,068
 CDC Financial Products 4.98% 5/1/06                                                       8,613,976          8,613,976
 Citigroup Global Markets 4.95% 4/7/06                                                     8,613,976          8,613,976
 Commonwealth Bank 4.78% 4/30/07                                                           6,626,314          6,626,136
 Credit Suisse First Boston 4.75% 4/18/06                                                  7,156,334          7,156,226
 Goldman Sachs 5.02% 4/2/07                                                                8,613,976          8,613,976
 Manufacturers & Traders 4.80% 9/26/06                                                     6,625,984          6,625,321
 Marshall & Ilsley Bank 4.73% 4/30/07                                                      7,288,997          7,288,749
 Merrill Lynch Mortgage Capital 4.98% 4/7/06                                               5,963,522          5,963,522
 Morgan Stanley 5.06% 4/2/07                                                               8,216,408          8,216,408
 National Australia Bank 4.64% 3/7/07                                                      8,217,600          8,216,408
 National City Bank 4.82% 3/2/07                                                           7,952,949          7,954,332
 Nordea Bank Norge 4.70% 4/30/07                                                           6,626,334          6,626,136
 Royal Bank of Scotland 4.75% 4/30/07                                                      6,625,950          6,626,136
 Societe Generale 4.60% 4/30/07                                                            3,312,776          3,313,068
 Toyota Motor Credit 4.80% 6/23/06                                                         6,626,140          6,626,325
 Wells Fargo 4.74% 4/30/07                                                                 6,624,883          6,626,136
                                                                                                         --------------
                                                                                                            166,053,138
                                                                                                         --------------
Total Securities Lending Collateral (cost $241,829,401)                                                     241,829,401
                                                                                                         ==============

Total Market Value of Securities - 122.63%
   (cost $1,041,533,955)                                                                                 1,314,598,760(cheveron)
Obligation to Return Securities Lending Collateral**- (22.56%)                                            (241,829,401)
Liabilities Net of Receivables and Other Assets (See Notes) - (0.07%)                                         (771,440)
                                                                                                         --------------
Net Assets Applicable to 33,408,437 Outstanding - 100.00%                                                $1,071,997,919
                                                                                                         ==============

oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
*Fully or partially on loan.
**See Note 3 in "Notes."
(cheveron)Includes $237,437,704 of securities loaned.
+Non-income producing security for the period ended March 31, 2006.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Small Cap Value Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2.  Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                         $ 1,041,951,394
                                            ---------------
Aggregate unrealized appreciation               284,290,634
Aggregate unrealized depreciation               (11,643,268)
                                            ---------------
Net unrealized appreciation                 $   272,647,366
                                            ---------------

3. Securities Lending
The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2006, the market value of securities on loan was $237,437,704, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in large companies for a number of reasons, which may include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Trend Series

March 31, 2006

                                                                                            Number of          Market
                                                                                             Shares            Value
Common Stock - 96.33%
Basic Industry/Capital Goods - 8.21%
*AMCOL International                                                                        186,000    $     5,356,800
*Bucyrus International Class A                                                              203,850          9,823,532
*+Hexcel                                                                                    257,600          5,659,472
*+Itron                                                                                     117,900          7,056,315
+Mettler-Toledo International                                                               183,300         11,060,322
MSC Industrial Direct Class A                                                               237,600         12,835,152
                                                                                                       ---------------
                                                                                                            51,791,593
                                                                                                       ---------------
Business Services - 7.23%
*+Advisory Board                                                                            149,100          8,315,307
+Bright Horizons Family Solutions                                                           216,100          8,369,553
+Fisher Scientific International                                                            153,800         10,466,090
+Monster Worldwide                                                                          249,500         12,440,070
*+Resources Connection                                                                      239,700          5,970,927
                                                                                                       ---------------
                                                                                                            45,561,947
                                                                                                       ---------------
Consumer Non-Durables - 10.20%
*+Carter's                                                                                  247,000         16,670,030
+Coach                                                                                      625,700         21,636,706
*+Crocs                                                                                     145,100          3,649,265
*+DSW Class A                                                                               230,300          7,212,996
*+Peet's Coffee & Tea                                                                       107,100          3,213,000
*+Tractor Supply                                                                             78,800          5,227,592
*+Under Armour Class A                                                                      208,100          6,742,440
                                                                                                       ---------------
                                                                                                            64,352,029
                                                                                                       ---------------
Consumer Services - 8.63%
+Cheesecake Factory                                                                         222,937          8,348,991
*+Gaylord Entertainment                                                                      70,400          3,194,752
*+Kerzner International                                                                      67,000          5,213,940
+Sonic                                                                                      267,143          9,384,734
*+Texas Roadhouse                                                                           380,500          6,502,745
+West                                                                                       280,300         12,518,197
*+Wynn Resorts                                                                              120,900          9,291,165
                                                                                                       ---------------
                                                                                                            54,454,524
                                                                                                       ---------------
Energy - 5.12%
*Carbo Ceramics                                                                             113,950          6,484,895
*+Helix Energy Solutions Group                                                              266,400         10,096,560
*+Hydril                                                                                    124,800          9,728,160
*+Veritas DGC                                                                               132,200          6,000,558
                                                                                                       ---------------
                                                                                                            32,310,173
                                                                                                       ---------------
Financials - 9.13%
Aspen Insurance Holdings                                                                    106,500          2,626,290
*Bankunited Financial Class A                                                               109,800          2,968,992
City National                                                                               112,300          8,623,517
*Delphi Financial Group Class A                                                             121,300          6,262,719
Hanover Insurance Group                                                                     162,300          8,507,766
PartnerRe                                                                                    69,900          4,340,091
*+SVB Financial Group                                                                        48,000          2,546,400
Waddell & Reed Financial Class A                                                            335,700          7,754,670
Webster Financial                                                                           132,900          6,440,334
*Whitney Holding                                                                            211,400          7,496,244
                                                                                                       ---------------
                                                                                                            57,567,023
                                                                                                       ---------------
Health Care - 18.96%
*+Align Technology                                                                          617,500          5,662,475
*+Cepheid                                                                                   490,200          4,490,232
+#Conceptus Restricted                                                                      298,400          3,912,024
+CV Therapeutics                                                                            161,300          3,561,504
+Cytyc                                                                                      245,200          6,909,736
*+Digene                                                                                    198,300          7,753,530
*+Encysive Pharmaceuticals                                                                  469,200          2,294,388
*+First Horizon Pharmaceutical                                                              429,200         10,820,132

*+Hologic                                                                                   135,900          7,522,065
*+MGI Pharma                                                                                504,200          8,823,500
*+Nektar Therapeutics                                                                       441,600          8,999,808
*+Neurocrine Biosciences                                                                    117,900          7,609,266
*+NuVasive                                                                                  317,000          5,975,450
+PDL BioPharma                                                                              303,400          9,951,520
*+Progenics Pharmaceuticals                                                                 285,200          7,554,948
*+Telik                                                                                     410,500          7,947,280
*+United Therapeutics                                                                       147,900          9,802,812
                                                                                                       ---------------
                                                                                                           119,590,670
                                                                                                       ---------------
Technology - 26.37%(opendiamond)
*+Akamai Technologies                                                                       329,700         10,843,833
*+American Reprographics                                                                    408,500         14,170,864
+Avocent                                                                                    181,000          5,744,940
*+Cymer                                                                                     150,200          6,825,088
+F5 Networks                                                                                134,100          9,720,909
*+Hutchinson Technology                                                                     210,100          6,338,717
*+Informatica                                                                               754,400         11,730,920
*+Ixia                                                                                      481,500          6,866,190
*+Microsemi                                                                                 298,300          8,683,513
+NAVTEQ                                                                                     124,800          6,321,120
+Openwave Systems                                                                           326,700          7,050,186
+Opsware                                                                                  1,074,500          9,208,465
*+Polycom                                                                                   482,100         10,451,928
*+Powerwave Technologies                                                                    312,600          4,216,974
+Rackable Systems                                                                           140,300          7,414,855
*+salesforce.com                                                                            152,000          5,522,160
*+Semtech                                                                                   364,800          6,526,272
*+Tekelec                                                                                   564,700          7,809,801
+TIBCO Software                                                                             853,000          7,131,080
*+Vishay Intertechnology                                                                    484,300          6,896,432
*+Wind River Systems                                                                        549,800          6,845,010
                                                                                                       ---------------
                                                                                                           166,319,257
                                                                                                       ---------------
Transportation - 2.48%
Hunt (J.B.) Transport                                                                       281,000          6,052,740
UTi Worldwide                                                                               303,000          9,574,800
                                                                                                       ---------------
                                                                                                            15,627,540
                                                                                                       ---------------
Total Common Stock (cost $402,270,279)                                                                     607,574,756
                                                                                                       ===============

                                                                                        Principal
                                                                                         Amount
Repurchase Agreements - 3.54%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $11,160,137,
collateralized by $11,494,000 U.S. Treasury Bills
due 4/20/06, market value $11,469,385)                                                  $11,156,000         11,156,000

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$5,373,005, collateralized by $1,510,000 U.S. Treasury Bills due 6/22/06, market value $1,495,101, $1,742,000 U.S. Treasury Bills due 7/20/06, market value
$1,718,689, $1,452,000 U.S. Treasury Bills due 8/17/06, market value $1,426,636 and $843,000 U.S. Treasury Notes 2.625% due 11/15/06, market value
$840,508)                                                                                 5,371,000          5,371,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $5,808,168,
collateralized by $6,065,000 U.S. Treasury Bills due
9/28/06, market value $5,926,248)                                                         5,806,000          5,806,000
                                                                                                       ---------------
Total Repurchase Agreements (cost $22,333,000)                                                              22,333,000
                                                                                                       ===============

Total Market Value of Securities Before Securities Lending Collateral - 99.87%
   (cost $424,603,279)                                                                                     629,907,756
                                                                                                       ===============

Security Lending Collateral** - 23.67%
Short-Term Investments - 23.67%
Fixed Rate Notes - 7.42%
Bank of the West 4.80% 5/10/06                                                            4,090,213          4,090,225
Barclays Capital 4.82% 4/3/06                                                             6,135,337          6,135,337
Citigroup Global Markets 4.92% 4/3/06                                                    36,550,113         36,550,113
                                                                                                       ---------------
                                                                                                            46,775,675
                                                                                                       ---------------
oVariable Rate Notes - 16.25%
American Honda Finance 4.82% 2/21/07                                                      3,681,515          3,681,203
ANZ National 4.65% 4/30/07                                                                  818,109            818,045
Australia New Zealand 4.78% 4/30/07                                                       4,090,258          4,090,225
Bank of America 4.82% 2/23/07                                                             5,317,893          5,317,292
Bank of New York 4.67% 4/30/07                                                            3,272,056          3,272,180
Bayerische Landesbank 4.83% 8/25/06                                                       4,089,542          4,090,225
Bear Stearns 4.73% 10/2/06                                                                4,908,270          4,908,270
Beta Finance 4.83% 4/18/06                                                                4,090,169          4,090,124
Canadian Imperial Bank 4.78% 4/30/07                                                      2,044,438          2,045,113
CDC Financial Products 4.98% 5/1/06                                                       5,317,292          5,317,292
Citigroup Global Markets 4.95% 4/7/06                                                     5,317,292          5,317,292
Commonwealth Bank 4.78% 4/30/07                                                           4,090,335          4,090,225
Credit Suisse First Boston 4.75% 4/18/06                                                  4,417,509          4,417,443
Goldman Sachs 5.02% 4/2/07                                                                5,317,292          5,317,292
Manufacturers & Traders 4.80% 9/26/06                                                     4,090,132          4,089,723
Marshall & Ilsley Bank 4.73% 4/30/07                                                      4,499,400          4,499,247
Merrill Lynch Mortgage Capital 4.98% 4/7/06                                               3,681,202          3,681,203
Morgan Stanley 5.06% 4/2/07                                                               5,071,879          5,071,879
National Australia Bank 4.64% 3/7/07                                                      5,072,614          5,071,879
National City Bank 4.82% 3/2/07                                                           4,909,249          4,910,103
Nordea Bank Norge 4.70% 4/30/07                                                           4,090,348          4,090,225
Royal Bank of Scotland 4.75% 4/30/07                                                      4,090,110          4,090,225
Societe Generale 4.60% 4/30/07                                                            2,044,933          2,045,113
Toyota Motor Credit 4.80% 6/23/06                                                         4,090,227          4,090,342
Wells Fargo 4.74% 4/30/07                                                                 4,089,452          4,090,225
                                                                                                       ---------------
                                                                                                           102,502,385
                                                                                                       ---------------
Total Securities Lending Collateral (cost $149,278,060)                                                    149,278,060
                                                                                                       ===============

Total Market Value of Securities - 123.54%
   (cost $573,881,339)                                                                                    779,185,816(cheveron)
Obligation to Return Securities Lending Collateral** - (23.67%)                                          (149,278,060)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.13%                                            820,600
                                                                                                       ---------------
Net Assets Applicable to 17,409,275 Shares Outstanding - 100.00%                                       $   630,728,356
                                                                                                       ===============

+Non-income producing securities for the period ended March 31, 2006. oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
*Fully or partially on loan.
**See Note 3 in "Notes."
(cheveron)Includes $146,140,150 of securities loaned.
#Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2006, the aggregate amount of the restricted security equals $3,912,024 or 0.62% of the Series' net assets. See
Note 4 in "Notes."
(opendiamond)Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Trend Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments                  $576,756,710
                                     ------------
Aggregate unrealized appreciation     215,041,668
Aggregate unrealized depreciation     (12,612,562)
                                     ------------
Net unrealized appreciation          $202,429,106
                                     ------------

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $76,589,457 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $41,125,717 expires in 2009, $35,292,270 expires in 2010 and $171,470 expires in 2011.

3. Securities Lending
The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2006, the market value of securities on loan was $146,140,150, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust - Delaware VIP U.S. Growth Series

March 31, 2006

                                                                                                      Number of          Market
                                                                                                      Shares             Value
Common Stock - 98.79%
Basic Industry/Capital Goods - 3.25%
Praxair                                                                                                65,000       $  3,584,750
                                                                                                                    ------------
                                                                                                                       3,584,750
                                                                                                                    ------------
Business Services - 17.38%
Expeditors International Washington                                                                    45,000          3,887,550
First Data                                                                                             90,000          4,213,800
Moody's                                                                                                48,000          3,430,080
Paychex                                                                                                85,000          3,541,100
United Parcel Service Class B                                                                          52,000          4,127,760
                                                                                                                    ------------
                                                                                                                      19,200,290
                                                                                                                    ------------
Consumer Non-Durables - 14.49%
Procter & Gamble                                                                                       68,000          3,918,160
Staples                                                                                               175,000          4,466,000
Wal-Mart Stores                                                                                        70,000          3,306,800
Walgreen                                                                                              100,000          4,313,000
                                                                                                                    ------------
                                                                                                                      16,003,960
                                                                                                                    ------------
Consumer Services - 17.96%
+Apollo Group Class A                                                                                  55,000          2,888,050
+eBay                                                                                                 115,000          4,491,900
International Game Technology                                                                         105,000          3,698,100
+MGM MIRAGE                                                                                            80,000          3,447,200
Weight Watchers International                                                                          45,000          2,313,000
+XM Satellite Radio Holdings Class A                                                                  135,000          3,006,450
                                                                                                                    ------------
                                                                                                                      19,844,700
                                                                                                                    ------------
Financials - 3.44%
Chicago Mercantile Exchange Holdings                                                                    8,500          3,803,750
                                                                                                                    ------------
                                                                                                                       3,803,750
                                                                                                                    ------------
Health Care - 15.50%
Allergan                                                                                               36,000          3,906,000
+Genentech                                                                                             60,000          5,070,600
UnitedHealth Group                                                                                     78,000          4,357,080
+Zimmer Holdings                                                                                       56,000          3,785,600
                                                                                                                    ------------
                                                                                                                      17,119,280
                                                                                                                    ------------
Technology - 26.77%(opendiamond)
+Google Class A                                                                                         7,000          2,730,000
+Intuit                                                                                                70,000          3,723,300
Microsoft                                                                                             140,000          3,809,400
+NAVTEQ                                                                                                58,000          2,937,700
QUALCOMM                                                                                              120,000          6,073,200
+SanDisk                                                                                               68,000          3,911,360
+Seagate Technology                                                                                   105,000          2,764,650
Sprint Nextel                                                                                         140,000          3,617,600
                                                                                                                    ------------
                                                                                                                      29,567,210
                                                                                                                    ------------
Total Common Stock (cost $95,176,155)                                                                                109,123,940
                                                                                                                    ============

                                                                                                  Principal
                                                                                                  Amount
Repurchase Agreements - 1.02%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $564,709,
collateralized by $581,600 U.S. Treasury Bills
due 4/20/06, market value $580,325)                                                                  $564,500            564,500

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$271,801, collateralized by $76,400 U.S. Treasury Bills due 6/22/06, market value $75,649, $88,100 U.S. Treasury Bills due 7/20/06, market value $86,962,
$73,400 U.S. Treasury Bills due 8/17/06, market value $72,185 and $42,700

U.S. Treasury Notes 2.625% due 11/15/06, market value $42,528)                                        271,700            271,700

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $293,910,
collateralized by $306,900 U.S. Treasury Bills due
9/28/06, market value $299,855)                                                                       293,800            293,800
                                                                                                                    ------------
Total Repurchase Agreements (cost $1,130,000)                                                                          1,130,000
                                                                                                                    ============

Total Market Value of Securities - 99.81%
   (cost $96,306,155)                                                                                                110,253,940
Receivables and Other Assets Net of Liabilities (See Notes) - 0.19%                                                      210,158
                                                                                                                    =============
Net Assets Applicable to 13,701,383 Shares Outstanding - 100.00%                                                    $110,464,098
                                                                                                                    ============

+Non-income producing security for the period ended March 31, 2006. (opendiamond)Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP U.S. Growth Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments                            $ 96,313,602
                                               ------------
Aggregate unrealized appreciation                15,913,711
Aggregate unrealized depreciation                (1,973,373)
                                               ------------
Net unrealized appreciation                    $ 13,940,338
                                               ------------

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $10,138,170 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $75,384 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010,
$1,428,622 expires in 2011 and $450,672 expires in 2012.


3. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Value Series

March 31, 2006

                                                                                            Number of          Market
                                                                                              Shares            Value
Common Stock - 96.16%
Consumer Discretionary - 9.47%
Gap                                                                                          765,200      $  14,293,936
Limited Brands                                                                               574,300         14,047,378
*Mattel                                                                                      885,400         16,052,302
                                                                                                          -------------
                                                                                                             44,393,616
                                                                                                          -------------
Consumer Staples - 11.66%
ConAgra Foods                                                                                671,600         14,412,536
Heinz (H.J.)                                                                                 362,400         13,742,208
Kimberly-Clark                                                                               228,800         13,224,640
Safeway                                                                                      530,100         13,316,112
                                                                                                          -------------
                                                                                                             54,695,496
                                                                                                          -------------
Energy - 5.98%
Chevron                                                                                      242,200         14,040,334
*ConocoPhillips                                                                              222,100         14,025,615
                                                                                                          -------------
                                                                                                             28,065,949
                                                                                                          -------------
Financials - 23.66%
Allstate                                                                                     267,300         13,929,003
Aon                                                                                          353,900         14,690,389
Chubb                                                                                        141,700         13,523,848
Hartford Financial Services Group                                                            175,200         14,112,360
Huntington Bancshares                                                                        583,500         14,079,855
Morgan Stanley                                                                               223,500         14,040,270
Wachovia                                                                                     242,600         13,597,730
Washington Mutual                                                                            304,700         12,986,314
                                                                                                          -------------
                                                                                                            110,959,769
                                                                                                          -------------
Health Care - 18.39%
Abbott Laboratories                                                                          327,500         13,908,925
Baxter International                                                                         361,500         14,029,815
*Bristol-Myers Squibb                                                                        577,100         14,202,431
Merck & Co                                                                                   430,000         15,148,900
Pfizer                                                                                       592,800         14,772,576
Wyeth                                                                                        292,300         14,182,396
                                                                                                          -------------
                                                                                                             86,245,043
                                                                                                          -------------
Industrials - 6.21%
Union Pacific                                                                                151,800         14,170,530
Waste Management                                                                             423,900         14,963,670
                                                                                                          -------------
                                                                                                             29,134,200
                                                                                                          -------------
Information Technology - 8.91%
Hewlett-Packard                                                                              432,000         14,212,800
International Business Machines                                                              162,300         13,384,881
+Xerox                                                                                       933,600         14,190,720
                                                                                                          -------------
                                                                                                             41,788,401
                                                                                                          -------------
Materials - 3.00%
duPont (E.I.) deNemours                                                                      333,500         14,077,035
                                                                                                          -------------
                                                                                                             14,077,035
                                                                                                          -------------
Telecommunication Services - 5.91%
AT&T                                                                                         498,124         13,469,273
Verizon Communications                                                                       417,700         14,226,862
                                                                                                          -------------
                                                                                                             27,696,135
                                                                                                          -------------
Utilities - 2.97%
*Progress Energy                                                                             316,500         13,919,670
                                                                                                          -------------
                                                                                                             13,919,670
                                                                                                          -------------
Total Common Stock (cost $399,034,251)                                                                      450,975,314
                                                                                                          =============

                                                                                         Principal
                                                                                          Amount
Repurchase Agreements - 3.69%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $8,649,206,
collateralized by $8,908,000 U.S. Treasury Bills
due 4/20/06, market value $8,888,735)                                                     $8,646,000          8,646,000

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be
repurchased at $4,163,554, collateralized by $1,170,000 U.S.
Treasury Bills due 6/22/06, market value $1,158,698,
$1,350,000 U.S. Treasury Bills due 7/20/06, market value
$1,331,978, $1,125,000 U.S. Treasury Bills due 8/17/06,
market value $1,105,638 and $654,000 U.S. Treasury Notes
2.625% due 11/15/06, market value
$651,391)                                                                                  4,162,000          4,162,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $4,501,680,
collateralized by $4,700,000 U.S. Treasury Bills due
9/28/06, market value $4,592,823)                                                          4,500,000          4,500,000
                                                                                                          -------------
Total Repurchase Agreements (cost $17,308,000)                                                               17,308,000
                                                                                                          =============

Total Market Value of Securities Before Securities Lending Collateral - 99.85%
   (cost $416,342,251)                                                                                      468,283,314
                                                                                                          =============

Security Lending Collateral** - 4.62%
  Short-Term Investments - 4.62%
  Fixed Rate Notes - 1.45%
  Bank of the West 4.80% 5/10/06                                                             593,764            593,766
  Barclays Capital 4.82% 4/3/06                                                              890,649            890,648
  Citigroup Global Markets 4.92% 4/3/06                                                    5,305,871          5,305,871
                                                                                                          -------------
                                                                                                              6,790,285
                                                                                                          -------------
  oVariable Rate Notes - 3.17%
  American Honda Finance 4.82% 2/21/07                                                       534,435            534,389
  ANZ National 4.65% 4/30/07                                                                 118,762            118,753
  Australia New Zealand 4.78% 4/30/07                                                        593,771            593,766
  Bank of America 4.82% 2/23/07                                                              771,983            771,895
  Bank of New York 4.67% 4/30/07                                                             474,995            475,013
  Bayerische Landesbank 4.83% 8/25/06                                                        593,667            593,766
  Bear Stearns 4.73% 10/2/06                                                                 712,519            712,519
  Beta Finance 4.83% 4/18/06                                                                 593,758            593,751
  Canadian Imperial Bank 4.78% 4/30/07                                                       296,785            296,883
  CDC Financial Products 4.98% 5/1/06                                                        771,895            771,895
  Citigroup Global Markets 4.95% 4/7/06                                                      771,895            771,895
  Commonwealth Bank 4.78% 4/30/07                                                            593,782            593,766
  Credit Suisse First Boston 4.75% 4/18/06                                                   641,277            641,267
  Goldman Sachs 5.02% 4/2/07                                                                 771,895            771,895
  Manufacturers & Traders 4.80% 9/26/06                                                      593,752            593,693
  Marshall & Ilsley Bank 4.73% 4/30/07                                                       653,165            653,142
  Merrill Lynch Mortgage Capital 4.98% 4/7/06                                                534,389            534,389
  Morgan Stanley 5.06% 4/2/07                                                                736,270            736,270
  National Australia Bank 4.64% 3/7/07                                                       736,376            736,270
  National City Bank 4.82% 3/2/07                                                            712,661            712,785
  Nordea Bank Norge 4.70% 4/30/07                                                            593,784            593,766
  Royal Bank of Scotland 4.75% 4/30/07                                                       593,749            593,766
  Societe Generale 4.60% 4/30/07                                                             296,857            296,883
  Toyota Motor Credit 4.80% 6/23/06                                                          593,766            593,783
  Wells Fargo 4.74% 4/30/07                                                                  593,654            593,766
                                                                                                          -------------
                                                                                                             14,879,966
                                                                                                          -------------
Total Securities Lending Collateral (cost $21,670,251)                                                       21,670,251
                                                                                                          =============

Total Market Value of Securities - 104.47%
   (cost $438,012,502)                                                                                     489,953,565(cheveron)
Obligation to Return Securities Lending Collateral** - (4.62%)                                             (21,670,251)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.15%                                             718,227
                                                                                                          -------------
Net Assets Applicable to 23,816,023 Shares Outstanding - 100.00%                                          $ 469,001,541
                                                                                                          =============

*Fully or partially on loan.
oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
**See Note 3 in "Notes."
(cheveron)Includes $21,239,231 of securities loaned.
+Non-income producing security for the period ended March 31, 2006.

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Value Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                      $439,643,801
                                         ------------
Aggregate unrealized appreciation          55,250,229
Aggregate unrealized depreciation          (4,940,465)
                                         ------------
Net unrealized appreciation              $ 50,309,764
                                         ------------

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $4,296,070 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,816,084 expires in 2009 and $1,479,986 expires in 2010.

3. Securities Lending
The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2006, the market value of securities on loan was $21,239,231, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.